UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: August 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 30.55%
FHLMC	3.00%	7-1-2046	$747,765	$780,265
FHLMC	3.00	7-1-2046	1,048,262	1,091,240
FHLMC	3.50	9-1-2032	965,341	1,030,192
FHLMC	3.50	4-1-2043	1,596,993	1,687,788
FHLMC	3.50	5-1-2044	706,656	753,776
FHLMC	3.50	6-1-2046	594,873	630,928
FHLMC	4.00	4-1-2044	865,657	946,456
FHLMC	4.00	8-1-2044	655,061	711,687
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.13	9-25-2029	58,584	61,688
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,040,802	1,258,291
FNMA	2.50	8-1-2031	521,994	541,044
FNMA %%	2.50	9-19-2031	115,000	118,773
FNMA	2.51	9-1-2024	967,840	1,011,449
FNMA	2.57	9-1-2019	525,350	540,975
FNMA	2.57	9-1-2019	526,036	541,689
FNMA	2.69	5-1-2023	594,982	624,407
FNMA	2.73	1-1-2023	574,054	603,325
FNMA	2.73	9-1-2023	590,465	621,289
FNMA	2.76	4-1-2021	1,087,255	1,124,224
FNMA	2.78	10-1-2020	550,000	574,328
FNMA	2.85	12-1-2023	590,000	625,936
FNMA	2.96	6-1-2022	518,234	536,449
FNMA	3.00	12-1-2032	66,504	69,972
FNMA	3.00	7-1-2046	598,133	624,127
FNMA	3.03	11-1-2022	539,106	572,845
FNMA	3.07	2-1-2026	360,000	387,479
FNMA	3.08	1-1-2026	480,000	516,914
FNMA	3.31	6-1-2021	550,000	585,046
FNMA	3.35	1-1-2028	280,000	307,363
FNMA	3.50	9-1-2032	1,812,784	1,926,502
FNMA	3.50	10-1-2032	928,668	987,070
FNMA	3.50	11-1-2042	359,008	382,920
FNMA	3.50	11-1-2042	487,718	515,719
FNMA	3.50	2-1-2043	270,729	286,267
FNMA	3.50	4-1-2046	295,030	313,564
FNMA	5.00	9-1-2033	239,871	268,839
FNMA	5.50	2-1-2036	314,685	335,650
FNMA Series 2002-90 Class A2	6.50	11-25-2042	409,466	462,920
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	206,977	240,747
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,855,603	2,149,537
FNMA Series 2003-86 Class PT	4.50	9-25-2018	171,209	175,143
FNMA Series 2003-W4 Class 3A ±	6.27	10-25-2042	279,936	324,778
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	818,776	925,605
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,138,061	1,307,272
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	185,287	221,082
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,080,027	1,298,402
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	370,824	422,832
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	312,221	317,290
GNMA	6.50	10-15-2023	27,402	31,530
GNMA	6.50	11-15-2023	13,116	15,091
GNMA	6.50	11-15-2023	3,417	3,932
GNMA	6.50	12-15-2023	19,882	22,877
GNMA	6.50	1-15-2024	33,428	38,462
GNMA	7.00	8-15-2027	90,808	105,389
SBA Series 2006-20B Class 1	5.35	2-1-2026	415,954	455,640
SBA Series 2006-20H Class 1	5.70	8-1-2026	235,823	263,862
SBA Series 2007-20J Class 1	5.57	10-1-2027	655,212	733,490
SBA Series 2013-20A Class 1	2.13	1-1-2033	465,719	469,316
SBA Series 2013-20J Class 1	3.37	10-1-2033	509,200	541,030
SBA Series 2014-10A Class 1	3.19	3-10-2024	715,531	751,633
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,098,138	1,146,074
SBA Series 2014-20A Class 1	3.46	1-1-2034	404,046	434,819
SBA Series 2015-10B Class 1	2.83	9-10-2025	587,526	605,274
SBA Series 2015-20C Class 1	2.72	3-1-2035	550,231	569,749
SBA Series 2015-20E Class 1	2.77	5-1-2035	857,586	879,445
SBA Series 2015-20F Class 1	2.98	6-1-2035	574,195	599,908

Total Agency Securities (Cost $38,302,094)				40,009,605

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 3.86%
American Express Credit Accounts Series 2014-2 Class A	1.26%	1-15-2020	$570,000	$570,931
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	585,101
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	264,408	264,366
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	570,025
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	268,624	268,363
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	582,977
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	614,076
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	610,268
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	6	6
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.20	10-25-2035	571,208	555,319
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.99	8-1-2035	500,000	433,923

Total Asset-Backed Securities (Cost $5,075,938)				5,055,355

Corporate Bonds and Notes : 33.45%

Consumer Discretionary : 3.61%

Automobiles : 0.33%
General Motors Company	4.88	10-2-2023	400,000	435,529

Diversified Consumer Services : 2.07%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	232,319
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	888,372
Northwestern University	3.69	12-1-2038	530,000	586,814
President and Fellows of Harvard College	3.53	10-1-2031	250,000	270,389
Service Corporation International	5.38	1-15-2022	360,000	376,668
University of Southern California	3.03	10-1-2039	350,000	353,144

				2,707,706

Media : 0.85%
Charter Communications 144A	4.91	7-23-2025	325,000	358,340
Lamar Media Corporation	5.88	2-1-2022	315,000	330,750
Time Warner Incorporated	3.40	6-15-2022	140,000	148,474
Time Warner Incorporated	3.60	7-15-2025	260,000	278,452

				1,116,016

Textiles, Apparel & Luxury Goods : 0.36%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	209,250
The William Carter Company	5.25	8-15-2021	250,000	263,438

				472,688

Consumer Staples : 1.08%

Beverages : 0.11%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	149,466

Food & Staples Retailing : 0.51%
CVS Health Corporation	3.50	7-20-2022	120,000	128,870
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	543,723

				672,593

Food Products : 0.25%
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	320,351

Household Products : 0.21%
The Procter & Gamble Company	5.50	2-1-2034	200,000	276,563

Energy : 4.04%

Energy Equipment & Services : 0.13%
Halliburton Company	3.80	11-15-2025	160,000	165,364

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 3.91%
Anadarko Petroleum Corporation «	5.55%	3-15-2026	$150,000	$165,928
Chevron Corporation	2.95	5-16-2026	250,000	260,003
Chevron Corporation	3.19	6-24-2023	250,000	267,407
Cimarex Energy Company	5.88	5-1-2022	350,000	364,942
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	211,007
Concho Resources Incorporated	6.50	1-15-2022	375,000	390,000
ConocoPhillips Company	3.35	11-15-2024	370,000	380,868
Devon Energy Corporation «	5.85	12-15-2025	130,000	145,965
EQT Corporation	8.13	6-1-2019	400,000	455,473
Exxon Mobil Corporation	3.04	3-1-2026	390,000	413,768
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	239,197
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	193,897
Marathon Oil Corporation «	3.85	6-1-2025	410,000	383,136
Newfield Exploration Company	5.63	7-1-2024	249,000	257,093
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	206,319
Plains All American Pipeline LP «	4.65	10-15-2025	400,000	414,999
Southwestern Energy Company	6.70	1-23-2025	175,000	180,250
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	194,158

				5,124,410

Financials : 11.14%

Banks : 3.71%
Bank of America Corporation	3.95	4-21-2025	120,000	124,896
Bank of America Corporation	4.00	4-1-2024	700,000	756,750
Chase Capital VI ±	1.38	8-1-2028	1,000,000	874,900
Citigroup Incorporated	3.30	4-27-2025	130,000	134,261
Citigroup Incorporated	3.40	5-1-2026	250,000	257,221
Citigroup Incorporated	4.40	6-10-2025	100,000	105,986
CoreStates Capital Trust II 144A±	1.33	1-15-2027	750,000	661,500
Manufacturers & Traders Trust Company ±	1.74	12-28-2020	758,000	753,742
National Capital Commerce Incorporated ±(i)	1.63	4-1-2027	400,000	330,000
NTC Capital Trust Series A ±	1.20	1-15-2027	450,000	384,750
PNC Bank	3.25	6-1-2025	250,000	265,864
US Bancorp	2.95	7-15-2022	200,000	208,117

				4,857,987

Capital Markets : 1.21%
Goldman Sachs Capital II ±	4.00	12-29-2049	6,000	4,979
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	275,103
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	127,290
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	231,926
Morgan Stanley	3.70	10-23-2024	100,000	105,962
Morgan Stanley	3.95	4-23-2027	180,000	187,008
Morgan Stanley	5.50	7-24-2020	350,000	394,755
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	266,453

				1,593,476

Consumer Finance : 0.33%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	165,777
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	264,262

				430,039

Diversified Financial Services : 1.12%
Abay Leasing 2014 LLC	2.65	11-9-2026	491,146	509,993
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	557,526
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	395,363

				1,462,882

Insurance : 1.58%
ACE INA Holdings Incorporated	2.88	11-3-2022	110,000	115,757

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Berkshire Hathaway Incorporated	2.75%	3-15-2023	$210,000	$218,270
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	843,222
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	672,418
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	222,038

				2,071,705

REITs : 3.19%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	251,683
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	195,373
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,442
Boston Properties LP	3.70	11-15-2018	180,000	187,904
Boston Properties LP	5.88	10-15-2019	200,000	222,729
Duke Realty LP	3.25	6-30-2026	130,000	133,470
Duke Realty LP	3.88	10-15-2022	150,000	159,697
ERP Operating LP	4.63	12-15-2021	281,000	314,890
Liberty Property LP	3.75	4-1-2025	100,000	103,761
Liberty Property LP	6.63	10-1-2017	400,000	419,839
Potlatch Corporation	7.50	11-1-2019	310,000	345,495
ProLogis LP	3.75	11-1-2025	170,000	183,622
Realty Income Corporation	4.65	8-1-2023	370,000	409,692
Simon Property Group LP	3.38	10-1-2024	300,000	321,635
UDR Incorporated	4.63	1-10-2022	260,000	286,702
Ventas Realty LP	3.50	2-1-2025	150,000	155,416
Vornado Realty LP	2.50	6-30-2019	200,000	202,401
Weingarten Realty Investors	3.25	8-15-2026	240,000	239,432

				4,176,183

Health Care : 3.48%

Health Care Equipment & Supplies : 0.64%
Becton Dickinson & Company	3.73	12-15-2024	290,000	315,117
C.R. Bard Incorporated	3.00	5-15-2026	170,000	173,737
Medtronic Incorporated	3.15	3-15-2022	130,000	138,047
Teleflex Incorporated	4.88	6-1-2026	200,000	208,500

				835,401

Health Care Providers & Services : 2.34%
Allina Health System Incorporated	4.81	11-15-2045	235,000	286,504
Ascension Health	3.95	11-15-2046	225,000	252,616
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	131,431
Mayo Clinic	3.77	11-15-2043	120,000	126,538
Mednax Incorporated 144A	5.25	12-1-2023	475,000	499,938
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	427,840
Texas Health Resources	4.33	11-15-2055	375,000	427,691
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	293,025
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	194,754
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	420,885

				3,061,222

Life Sciences Tools & Services : 0.12%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	157,450

Pharmaceuticals : 0.38%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	246,100
EMD Finance LLC 144A	2.95	3-19-2022	250,000	256,301

				502,401

Industrials : 3.11%

Aerospace & Defense : 0.23%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	105,704

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	3.10%	6-1-2022	$180,000	$192,941

				298,645

Air Freight & Logistics : 0.19%
FedEx Corporation	4.00	1-15-2024	225,000	249,501

Commercial Services & Supplies : 0.27%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	359,625

Construction & Engineering : 0.20%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	256,034

Machinery : 1.66%
Actuant Corporation	5.63	6-15-2022	425,000	439,875
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	385,000
Deere & Company	2.60	6-8-2022	340,000	352,125
Fortive Corporation 144A	3.15	6-15-2026	240,000	249,714
Oshkosh Corporation	5.38	3-1-2022	375,000	392,813
Vessel Management Services Incorporated	3.43	8-15-2036	340,000	360,673

				2,180,200

Road & Rail : 0.56%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	105,774
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	162,522
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	269,366
Union Pacific Corporation	7.88	1-15-2019	171,000	195,946

				733,608

Information Technology : 1.49%

Electronic Equipment, Instruments & Components : 0.21%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	271,875

IT Services : 0.08%
Fiserv Incorporated	4.75	6-15-2021	100,000	111,635

Semiconductors & Semiconductor Equipment : 0.21%
Micron Technology Incorporated 144A	7.50	9-15-2023	245,000	270,113

Software : 0.69%
Microsoft Corporation	2.00	8-8-2023	440,000	437,791
Oracle Corporation	2.50	5-15-2022	220,000	225,580
Oracle Corporation	3.40	7-8-2024	220,000	235,908

				899,279

Technology Hardware, Storage & Peripherals : 0.30%
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	375,000	399,888

Materials : 1.91%

Chemicals : 0.68%
Ecolab Incorporated	4.35	12-8-2021	330,000	370,569
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	390,000	416,813
Valspar Corporation	3.30	2-1-2025	100,000	102,447

				889,829

Containers & Packaging : 0.71%
Ball Corporation	5.00	3-15-2022	350,000	378,000
International Paper Company	3.00	2-15-2027	210,000	208,801

5

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Sealed Air Corporation 144A	6.50%	12-1-2020	$300,000	$342,750

				929,551

Metals & Mining : 0.24%
Alcoa Incorporated	5.40	4-15-2021	300,000	318,282

Paper & Forest Products : 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	365,358

Telecommunication Services : 1.04%

Diversified Telecommunication Services : 1.04%
AT&T Incorporated	2.40	3-15-2017	400,000	403,065
AT&T Incorporated	4.75	5-15-2046	280,000	299,417
Verizon Communications Incorporated	2.63	8-15-2026	130,000	128,626
Verizon Communications Incorporated	3.50	11-1-2024	110,000	117,957
Verizon Communications Incorporated	5.15	9-15-2023	350,000	409,091

				1,358,156

Utilities : 2.55%

Electric Utilities : 1.97%
Entergy Texas Incorporated	7.13	2-1-2019	250,000	281,065
Great River Energy 144A	5.83	7-1-2017	129,702	133,369
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	358,750
ITC Holdings Corporation	3.65	6-15-2024	120,000	126,511
Monongahela Power Company 144A	4.10	4-15-2024	380,000	418,220
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	392,206
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	356,181
PacifiCorp	3.35	7-1-2025	130,000	140,697
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	158,386	163,137
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	213,039

				2,583,175

Gas Utilities : 0.58%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	399,375
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	354,755

				754,130

Total Corporate Bonds and Notes (Cost $41,422,280)				43,818,316

Municipal Obligations : 8.14%

Alaska : 0.26%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	336,730

Arizona : 0.18%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	238,856

Arkansas : 0.28%
Arkansas Taxable Bond Amendment 82 Series A (GO Revenue)	2.61	7-1-2021	350,000	370,402

Georgia : 0.48%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	627,285

Indiana : 0.41%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	226,060

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Indianapolis IN Local Public Improvement Bond Bank Build America Bonds (Miscellaneous Revenue)	5.85%	1-15-2030	$250,000	$315,163

				541,223

Maryland : 0.25%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	325,824

Massachusetts : 0.66%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	444,204
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	420,459

				864,663

Minnesota : 0.23%
Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	299,663

Missouri : 0.24%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.68	8-27-2029	325,074	320,666

New Jersey : 0.96%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,255,096

North Carolina : 0.93%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	423,201
North Carolina Education Assistance Authority Student Loan 2011-1 Series A3 (Education Revenue) ±	1.52	10-25-2041	650,000	634,751
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue)	3.33	12-1-2036	150,000	163,100

				1,221,052

Ohio : 0.53%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	427,297
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	268,603

				695,900

Oklahoma : 0.31%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	409,650

Texas : 0.88%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	406,706
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	509,640
Texas State A&M University (Education Revenue)	3.11	5-15-2028	220,000	229,610

				1,145,956

Virginia : 0.19%
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	241,382	245,324

Washington : 0.85%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	268,203
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	438,232
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	411,132

				1,117,567

7

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
West Virginia : 0.41%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25%	3-1-2035	$475,000	$530,794

Wisconsin : 0.09%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	119,788

Total Municipal Obligations (Cost $9,753,252)				10,666,439

Non-Agency Mortgage-Backed Securities : 12.43%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	757,193
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	586,677
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	648,573
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	670,937
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	590,842
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	678,845
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	672,005
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.99	6-25-2034	500,956	504,428
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	495,478	546,827
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	591,097
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	600,567
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	218,673
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	219,643
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	694,703
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	396,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	423,914
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	578,866
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	502,791
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	591,443
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	557,472
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	581,143
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	501,012
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	952,207	954,633
Sequoia Mortgage Trust Series 10 Class 1A ±	1.31	10-20-2027	258,332	251,771
Structured Asset Securities Corporation Series 2007-RM1 Class A1 144A±(a)(i)	0.80	5-25-2047	1,829,503	1,198,324
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±	2.75	8-25-2055	427,191	432,148
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	631,465	629,995
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	703,942

Total Non-Agency Mortgage-Backed Securities (Cost $16,581,306)				16,284,895

U.S. Treasury Securities : 4.42%
U.S. Treasury Bond	2.25	8-15-2046	455,000	456,600
U.S. Treasury Bond	2.50	2-15-2045	665,000	702,328
U.S. Treasury Bond	2.50	2-15-2046	190,000	200,702
U.S. Treasury Bond	2.50	5-15-2046	675,000	714,287
U.S. Treasury Bond	2.88	8-15-2045	1,625,000	1,847,802
U.S. Treasury Bond	3.00	11-15-2045	375,000	436,890
U.S. Treasury Bond	4.50	2-15-2036	1,005,000	1,436,051

Total U.S. Treasury Securities (Cost $5,302,259)				5,794,660

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 5.23%

Consumer Discretionary : 0.26%

Media : 0.26%
Pearson Dollar Finance Two plc 144A	6.25%	5-6-2018	$325,000	$345,843

Energy : 1.69%

Energy Equipment & Services : 0.31%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	413,573

Oil, Gas & Consumable Fuels : 1.38%
BP Capital Markets plc	3.81	2-10-2024	110,000	119,731
BP Capital Markets plc	4.50	10-1-2020	350,000	386,443
Petroleos Mexicanos	2.29	2-15-2024	206,250	210,281
Petroleos Mexicanos	2.83	2-15-2024	431,250	448,506
Petroleos Mexicanos	6.38	1-23-2045	250,000	263,275
Total Capital International SA	3.70	1-15-2024	200,000	218,889
Weatherford International Limited	4.50	4-15-2022	190,000	157,700

				1,804,825

Financials : 1.53%

Banks : 0.70%
Bank of Nova Scotia	4.50	12-16-2025	250,000	267,200
Credit Suisse New York	3.63	9-9-2024	250,000	262,290
HSBC Holdings plc	3.60	5-25-2023	250,000	258,602
Royal Bank of Canada	4.65	1-27-2026	120,000	131,978

				920,070

Diversified Financial Services : 0.83%
Shell International Finance BV	3.25	5-11-2025	200,000	212,355
Shell International Finance BV	3.40	8-12-2023	370,000	397,450
Tyco Electronics Group SA	3.50	2-3-2022	450,000	472,828

				1,082,633

Health Care : 0.30%

Pharmaceuticals : 0.30%
Actavis Funding SCS	4.55	3-15-2035	230,000	247,679
Teva Pharmaceutical Industries Limited	2.20	7-21-2021	150,000	150,051

				397,730

Industrials : 0.52%

Aerospace & Defense : 0.40%
BAE Systems plc 144A	4.75	10-11-2021	470,000	522,506

Road & Rail : 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	153,525

Information Technology : 0.61%

Semiconductors & Semiconductor Equipment : 0.29%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	380,634

Technology Hardware, Storage & Peripherals : 0.32%
Seagate HDD Cayman	4.75	6-1-2023	425,000	413,950

9

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.32%

Wireless Telecommunication Services : 0.32%
Rogers Communications Incorporated		4.10%	10-1-2023	$370,000	$411,450

Total Yankee Corporate Bonds and Notes (Cost $6,505,368)					6,846,739

		Yield		Shares
Short-Term Investments : 2.32%

Investment Companies : 2.32%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51		1,092,850	1,092,850
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.32		1,945,122	1,945,122

Total Short-Term Investments (Cost $3,037,972)					3,037,972

Total investments in securities (Cost $125,980,469)*	100.40%				131,513,981
Other assets and liabilities, net	(0.40)				(529,664)

Total net assets	100.00%				$130,984,317

%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $125,998,343 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,735,696
Gross unrealized losses	(1,220,058)

Net unrealized gains	$5,515,638

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

10

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$40,009,605	$0	$40,009,605
Asset-backed securities	0	5,055,355	0	5,055,355
Corporate bonds and notes	0	43,818,316	0	43,818,316
Municipal obligations	0	10,666,439	0	10,666,439
Non-agency mortgage-backed securities	0	15,086,571	1,198,324	16,284,895
U.S. Treasury securities	5,794,660	0	0	5,794,660
Yankee corporate bonds and notes	0	6,846,739	0	6,846,739
Short-term investments
Investment companies	1,945,122	0	0	1,945,122
Investments measured at net asset value*				1,092,850

Total assets	$7,739,782	$121,483,025	$1,198,324	$131,513,981

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,092,850 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 21.15%
FHLMC	6.00%	7-1-2017	$5,002	$5,037
FHLMC	7.50	7-17-2017	5,717	5,760
FHLMC Series T-54 Class 4A ±	3.22	2-25-2043	398,694	411,963
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	505,516	611,748
FHLMC Series T-63 Class 1A1 ±	1.67	2-25-2045	345,164	352,748
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	372,687	447,930
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	551,185	615,418
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	611,471	739,246
FNMA ±	1.67	10-1-2034	194,084	197,867
FNMA ±	1.67	4-1-2044	150,607	153,563
FNMA ±	1.67	10-1-2044	184,849	188,626
FNMA ±	1.85	4-1-2037	229,575	235,297
FNMA ±	1.87	9-1-2033	114,663	119,234
FNMA ±	1.92	10-1-2033	300,633	312,580
FNMA ±	1.94	4-1-2034	265,701	279,981
FNMA ±	2.31	1-1-2036	163,889	170,899
FNMA ±	2.43	6-1-2033	272,782	286,707
FNMA ±	2.51	12-1-2033	248,145	260,739
FNMA ±	2.54	6-1-2033	198,133	203,699
FNMA ±	2.64	8-1-2035	238,322	249,492
FNMA ±	2.84	7-1-2035	178,308	187,681
FNMA	5.50	2-1-2017	6,726	6,756
FNMA Series 2003-W4 Class 3A ±	6.27	10-25-2042	233,902	271,370
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	163,273	190,681
FNMA Series 2007-88 Class HC ±	2.77	9-25-2037	186,978	200,216

Total Agency Securities (Cost $6,228,822)				6,705,238

Asset-Backed Securities : 26.18%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	10,239	10,236
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	57,303	57,292
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	111,302	111,398
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	140,000	140,079
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	150,000	149,980
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,544
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	13,112	13,108
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	34,602	34,571
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,958
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,897
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.25	6-10-2019	131,478	131,765
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	140,000	140,055
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	155,000	154,848
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	87,469	87,412
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.86	4-16-2018	32,662	32,662
BMW Vehicle Owner Trust Series 2016 Class A2A	0.99	5-25-2019	155,000	154,776
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	150,000	150,123
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	130,084
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.91	10-20-2017	83,773	83,801
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.21	11-20-2018	75,000	75,121
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	200,000	199,700
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,134
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	46,737	46,686
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,296
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.96	11-15-2018	83,622	83,695
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	135,851	135,981
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	150,000	150,138
Chase Issuance Trust Series 2014 Class A6	1.26	7-15-2019	120,000	120,195
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	10,181	10,178
CNH Equipment Trust Series 2014-Class A3	0.84	5-15-2019	48,841	48,793
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.90	4-25-2024	57,516	57,328
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	50,692	50,660
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	19,123	19,112
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	70,416	70,376
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	55,172	55,145
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	61,968	61,945
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	211,225	211,193
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	0.91	12-15-2018	129,292	129,490

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08%	3-15-2019	$150,000	$149,935
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	32,116	32,086
GM Financial Automobile Lease Series 2016-1A Class A2	1.30	7-20-2018	140,000	139,885
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	160,000	159,734
GSAMP Trust Series 2005-A2 Class A1 144A±	0.87	1-25-2045	126,231	125,071
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	31,708	31,683
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	75,445	75,429
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	78,829	78,810
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-15-2018	150,000	150,037
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	150,000	149,882
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,188
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,366
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	140,000	140,084
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	150,000	149,913
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	35,122	35,105
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	126,586	126,585
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	130,000	130,081
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	49,011	48,972
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,297
Mercedes Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	80,901	80,902
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	75,000	75,069
Mercedes Benz Auto Receivables Trust Series 2015-1 Class A2B ±	0.78	6-15-2018	70,550	70,570
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	150,000	149,802
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	150,000	150,099
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	39,511	39,472
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	113,617	113,649
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,984
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.79	7-16-2018	79,074	79,136
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	160,000	159,817
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	22,605	22,602
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	1.21	12-17-2018	46,111	46,150
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	150,000	150,053
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	51,000	50,993
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	32,728	32,696
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	54,548	54,506
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.72	11-15-2017	54,762	54,771
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.84	2-15-2018	69,675	69,703
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	180,000	179,854
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	155,000	154,955
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,904
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	47,505	47,440
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,374
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	96,389	96,301
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	155,000	154,690

Total Asset-Backed Securities (Cost $8,300,792)				8,301,390

Corporate Bonds and Notes : 26.89%

Consumer Discretionary : 1.05%

Automobiles : 0.32%
American Honda Finance Corporation ±	1.64	2-22-2019	50,000	50,631
Hyundai Capital America 144A	1.45	2-6-2017	50,000	50,019
				100,650

Hotels, Restaurants & Leisure : 0.23%
McDonald’s Corporation	5.80	10-15-2017	70,000	73,553

Specialty Retail : 0.50%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	160,588

2

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.96%

Beverages : 1.04%
Anheuser-Busch InBev NV	1.38%	7-15-2017	$140,000	$140,297
Brown Forman Corporation	1.00	1-15-2018	100,000	99,702
PepsiCo Incorporated ±	0.93	7-17-2017	90,000	90,174

				330,173

Food Products : 0.92%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,500
General Mills Incorporated	5.70	2-15-2017	85,000	86,758
Kraft Heinz Foods Company	1.60	6-30-2017	90,000	90,269

				291,527

Energy : 1.34%

Oil, Gas & Consumable Fuels : 1.34%
Chevron Corporation ±	0.91	2-22-2017	110,000	109,961
Chevron Corporation ±	1.32	5-16-2018	60,000	60,281
Chevron Corporation	1.34	11-9-2017	30,000	30,098
Exxon Mobil Corporation ±	1.43	2-28-2018	90,000	90,710
Marathon Oil Corporation	6.00	10-1-2017	70,000	72,372
Phillips 66	2.95	5-1-2017	60,000	60,693

				424,115

Financials : 10.34%

Banks : 3.67%
Bank of America Corporation	1.70	8-25-2017	60,000	60,189
Bank of America Corporation	2.00	1-11-2018	50,000	50,302
Bank of America Corporation	3.88	3-22-2017	70,000	70,988
Berkshire Hathaway Finance Corporation ±	1.34	3-15-2019	100,000	101,392
Branch Banking & Trust Company ±	0.98	9-13-2016	250,000	250,000
Citigroup Incorporated	1.80	2-5-2018	150,000	150,546
Citigroup Incorporated	1.85	11-24-2017	40,000	40,172
HSBC USA Incorporated ±	1.56	8-7-2018	110,000	109,572
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,392
JPMorgan Chase & Company	2.00	8-15-2017	60,000	60,470
JPMorgan Chase & Company	6.00	1-15-2018	60,000	63,675
KeyCorp	2.30	12-13-2018	90,000	91,424
US Bancorp ±	1.31	11-15-2018	55,000	55,090

				1,164,212

Capital Markets : 1.92%
Bank of New York Mellon Corporation ±	1.67	8-17-2020	90,000	91,756
Charles Schwab Corporation	2.20	7-25-2018	90,000	91,353
Goldman Sachs Group Incorporated ±	1.75	4-25-2019	70,000	70,578
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,511
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	52,985
Morgan Stanley	4.75	3-22-2017	50,000	50,944
Morgan Stanley	5.55	4-27-2017	115,000	118,220
State Street Corporation ±	1.70	8-18-2020	90,000	90,865

				607,212

Consumer Finance : 1.98%
American Express Credit Corporation	1.55	9-22-2017	100,000	100,340
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,989
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,207
Caterpillar Financial Service	1.80	11-13-2018	90,000	91,233
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	150,070
John Deere Capital Corporation ±	1.23	1-8-2019	75,000	75,326

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toyota Motor Credit Corporation	2.05%	1-12-2017	$120,000	$120,448

				627,613

Diversified Financial Services : 0.32%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,459

Industrials : 0.26%
General Electric Capital Corporation	5.63	9-15-2017	80,000	83,779

Insurance : 0.72%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,894
New York Life Global Funding 144A	1.55	11-2-2018	70,000	70,357
Travelers Company Incorporated	5.80	5-15-2018	97,000	104,217

				229,468

REITs : 1.47%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	81,862
Boston Properties LP	3.70	11-15-2018	90,000	93,952
ERP Operating LP	5.75	6-15-2017	30,000	31,032
Realty Income Corporation	2.00	1-31-2018	73,000	73,452
Simon Property Group LP	2.15	9-15-2017	90,000	90,691
UDR Incorporated	4.25	6-1-2018	90,000	93,959

				464,948

Health Care : 1.95%

Biotechnology : 0.21%
AbbVie Incorporated	1.80	5-14-2018	65,000	65,333

Health Care Equipment & Supplies : 0.45%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,291
Medtronic plc ±	1.45	3-15-2020	90,000	91,456

				141,747

Health Care Providers & Services : 0.60%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,529
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,280
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,283

				191,092

Pharmaceuticals : 0.69%
EMD Finance LLC 144A	1.70	3-19-2018	40,000	40,043
Johnson & Johnson ±	0.94	3-1-2019	90,000	90,298
Merck & Company Incorporated ±	0.93	2-10-2017	90,000	90,024

				220,365

Industrials : 1.66%

Aerospace & Defense : 0.38%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,399
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,756

				121,155

Electrical Equipment : 0.25%
Eaton Corporation	1.50	11-2-2017	80,000	80,277

Industrial Conglomerates : 0.16%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,262

4

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 0.31%
Parker Hannifin Corporation	5.50%	5-15-2018	$90,000	$96,561

Road & Rail : 0.56%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	82,411
Union Pacific Corporation	5.75	11-15-2017	90,000	95,260

				177,671

Information Technology : 1.68%

Communications Equipment : 0.38%
Cisco Systems Incorporated ±	0.96	6-15-2018	90,000	90,206
Cisco Systems Incorporated ±	1.41	2-21-2018	30,000	30,180

				120,386

IT Services : 0.16%
Visa Incorporated	1.20	12-14-2017	50,000	50,101

Software : 0.44%
Microsoft Corporation	1.10	8-8-2019	50,000	49,857
Oracle Corporation ±	0.86	7-7-2017	90,000	90,142

				139,999

Technology Hardware, Storage & Peripherals : 0.70%
Apple Incorporated	0.90	5-12-2017	90,000	90,085
Apple Incorporated	1.70	2-22-2019	30,000	30,401
HP Enterprise Company 144A	2.45	10-5-2017	100,000	100,842

				221,328

Materials : 1.28%

Chemicals : 1.28%
Chevron Phillips Chemical Company 144A	1.70	5-1-2018	75,000	74,994
Ecolab Incorporated	1.45	12-8-2017	60,000	60,167
Ecolab Incorporated	3.00	12-8-2016	90,000	90,492
Praxair Incorporated	1.05	11-7-2017	90,000	90,112
Sherwin-Williams Company	1.35	12-15-2017	90,000	90,100

				405,865

Telecommunication Services : 0.69%

Diversified Telecommunication Services : 0.69%
AT&T Incorporated	1.60	2-15-2017	90,000	90,209
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,275

				220,484

Utilities : 4.94%

Electric Utilities : 3.92%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	93,729
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,848
Connecticut Light & Power	5.38	3-1-2017	75,000	76,527
Duke Energy Carolinas	5.25	1-15-2018	55,000	57,915
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	96,577
Florida Power & Light Company	5.55	11-1-2017	115,000	120,666
Florida Power & Light Company	5.80	9-15-2017	80,000	83,754
MidAmerican Energy Holdings Company	5.30	3-15-2018	55,000	58,419
PacifiCorp	5.50	1-15-2019	100,000	109,487
Public Service Colorado 1st Mortgage	5.80	8-1-2018	59,000	63,958
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	89,461
Southern California Edison Company	1.13	5-1-2017	90,000	90,102

5

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Union Electric Company	6.40%	6-15-2017	$120,000	$124,866
Westar Energy Incorporated	5.15	1-1-2017	75,000	75,951
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,997

				1,242,257

Gas Utilities : 0.28%
Southern California Gas Company	5.45	4-15-2018	85,000	90,574

Multi-Utilities : 0.74%
Consumers Energy Company	5.15	2-15-2017	130,000	132,401
Peco Energy Company	5.35	3-1-2018	96,000	101,730

				234,131

Total Corporate Bonds and Notes (Cost $8,501,207)				8,527,885

Municipal Obligations : 0.73%

Arizona : 0.22%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,000

Michigan : 0.19%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,109

North Carolina : 0.32%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue) ±	1.61	1-26-2026	101,401	101,291

Total Municipal Obligations (Cost $231,188)				231,400

Non-Agency Mortgage-Backed Securities : 6.96%
Bear Stearns Commercial Mortgage Securities Trust Series 2007- PW16 Class A1A ±	5.91	6-11-2040	83,829	85,594
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	109,046	112,335
CGGS Commercial Mortgage Trust Series 2016 144A±	2.16	2-15-2033	130,000	131,025
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.77	3-15-2026	55,868	55,469
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	66,495	66,418
CNH Equipment Trust Series 2015 Class A2B ±	0.98	12-17-2018	80,230	80,319
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	150,000	150,056
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	6.01	12-10-2049	127,043	130,319
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	150,000	149,690
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 144A±	1.81	12-15-2034	138,717	139,367
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	150,000	149,771
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	91,810	92,848
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	155,000	154,958
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.82	6-11-2042	120,118	123,102
SCG Trust Series 2013-SRP1 Class A 144A±	1.91	11-15-2026	140,000	139,922
SLMA Series 2006-1 Class A5 ±	0.82	7-26-2021	135,000	128,990
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	118,077	117,485
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±	3.50	4-25-2055	88,134	90,883
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±	2.25	8-25-2055	108,533	108,280

Total Non-Agency Mortgage-Backed Securities (Cost $2,218,785)				2,206,831

U.S. Treasury Securities : 11.75%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,859
U.S. Treasury Note	0.63	9-30-2017	1,350,000	1,348,628
U.S. Treasury Note	0.75	2-28-2018	875,000	874,556
U.S. Treasury Note	0.88	7-15-2017	300,000	300,539

6

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		0.88%	5-31-2018	$900,000	$901,020

Total U.S. Treasury Securities (Cost $3,722,197)					3,724,602

Yankee Corporate Bonds and Notes : 2.60%

Consumer Staples : 0.29%

Food Products : 0.29%
Diageo Capital plc		1.50	5-11-2017	90,000	90,344

Energy : 0.28%

Oil, Gas & Consumable Fuels : 0.28%
Shell International Finance Company ±		1.13	5-10-2017	90,000	90,123

Financials : 1.46%

Banks : 1.14%
Bank of Montreal		1.35	8-28-2018	30,000	29,973
Bank of Nova Scotia ±		1.13	6-11-2018	90,000	90,098
Royal Bank of Canada Incorporated		2.00	10-1-2018	150,000	151,763
Toronto Dominion Bank ±		1.25	7-23-2018	90,000	90,218

					362,052

Diversified Financial Services : 0.32%
ConocoPhillips Canada Funding Company		5.63	10-15-2016	100,000	100,530

Health Care : 0.10%

Pharmaceuticals : 0.10%
Teva Pharmaceutical Finance Netherlands III BV		1.40	7-20-2018	30,000	29,937

Industrials : 0.28%

Road & Rail : 0.28%
Canadian National Railway Company		1.45	12-15-2016	90,000	90,111

Materials : 0.19%

Metals & Mining : 0.19%
Rio Tinto Finance (USA) Limited		2.00	3-22-2017	60,000	60,195

Total Yankee Corporate Bonds and Notes (Cost $823,015)					823,292

		Yield		Shares
Short-Term Investments : 3.77%

Investment Companies : 3.77%
Wells Fargo Government Money Market Select Class (l)(u)		0.32		1,196,487	1,196,487

Total Short-Term Investments (Cost $1,196,487)					1,196,487

Total investments in securities (Cost $31,222,493)*	100.03%				31,717,125
Other assets and liabilities, net	(0.03)				(8,729)

Total net assets	100.00%				$31,708,396

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

7

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Stable Income Portfolio

*	Cost for federal income tax purposes is $31,222,493 and unrealized gains (losses) consists of:

Gross unrealized gains	$524,740
Gross unrealized losses	(30,108)

Net unrealized gains	$494,632

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

8

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$6,705,238	$0	$6,705,238
Asset-backed securities	0	8,301,390	0	8,301,390
Corporate bonds and notes	0	8,527,885	0	8,527,885
Municipal obligations	0	231,400	0	231,400
Non-agency mortgage-backed securities	0	2,206,831	0	2,206,831
U.S. Treasury securities	3,724,602	0	0	3,724,602
Yankee corporate bonds and notes	0	823,292	0	823,292
Short-term investments
Investment companies	1,196,487	0	0	1,196,487

Total assets	$4,921,089	$26,796,036	$0	$31,717,125

Liabilities
Futures contracts	$156	$0	$0	$156

Total liabilities	$156	$0	$0	$156

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-30-2016	JPMorgan	10 Short	5-Year U.S. Treasury Notes	$1,212,500	$57

As of August 31, 2016, the Portfolio had segregated $8,000 as cash collateral for open futures contracts.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.69%

Consumer Discretionary : 11.91%

Auto Components : 0.18%
BorgWarner Incorporated	26,392	$907,620
Delphi Automotive plc	33,105	2,339,199
The Goodyear Tire & Rubber Company	32,252	946,596

		4,193,415

Automobiles : 0.54%
Ford Motor Company	473,209	5,962,433
General Motors Company	169,934	5,424,293
Harley-Davidson Incorporated	21,961	1,157,345

		12,544,071

Distributors : 0.14%
Genuine Parts Company	18,145	1,865,669
LKQ Corporation †	37,192	1,342,259

		3,207,928

Diversified Consumer Services : 0.03%
H&R Block Incorporated	27,215	589,477

Hotels, Restaurants & Leisure : 1.65%
Carnival Corporation	53,175	2,541,765
Chipotle Mexican Grill Incorporated †	3,541	1,465,018
Darden Restaurants Incorporated	13,832	852,604
Marriott International Incorporated Class A «	23,124	1,649,435
McDonald’s Corporation	106,461	12,313,279
Royal Caribbean Cruises Limited	20,360	1,447,800
Starbucks Corporation	177,654	9,989,484
Starwood Hotels & Resorts Worldwide Incorporated	20,441	1,583,360
Wyndham Worldwide Corporation	13,577	961,116
Wynn Resorts Limited «	9,876	882,124
Yum! Brands Incorporated	49,412	4,482,163

		38,168,148

Household Durables : 0.51%
DR Horton Incorporated	40,035	1,283,522
Garmin Limited	14,225	698,163
Harman International Industries Incorporated	8,556	724,608
Leggett & Platt Incorporated	16,290	854,899
Lennar Corporation Class A	22,242	1,052,047
Mohawk Industries Incorporated †	7,727	1,644,151
Newell Rubbermaid Incorporated	58,478	3,104,012
PulteGroup Incorporated	38,188	816,078
Whirlpool Corporation	9,213	1,645,810

		11,823,290

Internet & Direct Marketing Retail : 2.25%
Amazon.com Incorporated †	46,921	36,089,756
Expedia Incorporated	14,216	1,551,250
Netflix Incorporated †	51,942	5,061,748
The Priceline Group Incorporated †	6,020	8,528,715
TripAdvisor Incorporated †	13,862	845,582

		52,077,051

Leisure Products : 0.11%
Hasbro Incorporated	13,611	1,112,563

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Leisure Products (continued)
Mattel Incorporated	41,287	$1,367,838

		2,480,401

Media : 2.57%
CBS Corporation Class B	50,367	2,570,228
Comcast Corporation Class A	293,210	19,134,885
Discovery Communications Incorporated Class A †	18,249	465,532
Discovery Communications Incorporated Class C †	27,193	674,930
Interpublic Group of Companies Incorporated	48,801	1,129,255
News Corporation Class A	46,154	648,925
News Corporation Class B	13,073	188,643
Omnicom Group Incorporated	28,833	2,483,386
Scripps Networks Interactive Incorporated Class A	11,524	730,276
Tegna Incorporated	26,388	534,621
The Walt Disney Company	181,019	17,099,055
Time Warner Incorporated	95,369	7,477,883
Twenty-First Century Fox Incorporated Class A	132,883	3,260,949
Twenty-First Century Fox Incorporated Class B	52,293	1,299,481
Viacom Incorporated Class B	42,035	1,695,692

		59,393,741

Multiline Retail : 0.56%
Dollar General Corporation	34,415	2,526,405
Dollar Tree Incorporated †	28,568	2,362,574
Kohl’s Corporation	22,279	988,742
Macy’s Incorporated	37,400	1,353,132
Nordstrom Incorporated «	15,565	785,410
Target Corporation	71,464	5,016,058

		13,032,321

Specialty Retail : 2.56%
Advance Auto Parts Incorporated	8,920	1,403,830
AutoNation Incorporated †	8,628	408,536
AutoZone Incorporated †	3,621	2,686,058
Bed Bath & Beyond Incorporated	18,721	868,093
Best Buy Company Incorporated	34,193	1,315,747
CarMax Incorporated †	23,506	1,385,679
Foot Locker Incorporated	16,505	1,083,388
L Brands Incorporated	30,683	2,338,351
Lowe’s Companies Incorporated	107,461	8,227,214
O’Reilly Automotive Incorporated †	11,698	3,274,855
Ross Stores Incorporated	48,728	3,032,831
Signet Jewelers Limited	9,460	775,531
Staples Incorporated	78,378	670,916
The Gap Incorporated	27,510	684,174
The Home Depot Incorporated	150,866	20,234,148
The TJX Companies Incorporated	80,172	6,208,520
Tiffany & Company	13,296	948,936
Tractor Supply Company	16,181	1,358,395
ULTA Salon Cosmetics & Fragrance Incorporated †	7,574	1,872,369
Urban Outfitters Incorporated †	10,510	376,784

		59,154,355

Textiles, Apparel & Luxury Goods : 0.81%
Coach Incorporated	33,718	1,287,353
HanesBrands Incorporated	45,783	1,215,081
Michael Kors Holdings Limited †	21,401	1,047,579
Nike Incorporated Class B	161,473	9,307,304
PVH Corporation	9,828	1,059,065
Ralph Lauren Corporation	6,915	716,532
Under Armour Incorporated Class A «	22,210	880,182
Under Armour Incorporated Class C †	22,323	795,815

2

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	40,459	$2,510,481

		18,819,392

Consumer Staples : 9.92%

Beverages : 2.20%
Brown-Forman Corporation Class B	24,377	1,183,503
Constellation Brands Incorporated Class A	21,394	3,509,686
Dr Pepper Snapple Group Incorporated	22,534	2,111,436
Molson Coors Brewing Company Class B	22,330	2,284,806
Monster Beverage Corporation †	17,073	2,627,364
PepsiCo Incorporated	175,170	18,699,398
The Coca-Cola Company	472,189	20,507,168

		50,923,361

Food & Staples Retailing : 2.19%
Costco Wholesale Corporation	53,126	8,611,193
CVS Health Corporation	130,251	12,165,443
Sysco Corporation	63,556	3,296,014
The Kroger Company	115,669	3,700,251
Wal-Mart Stores Incorporated	185,204	13,230,974
Walgreens Boots Alliance Incorporated	104,804	8,458,731
Whole Foods Market Incorporated	38,932	1,182,754

		50,645,360

Food Products : 1.76%
Archer Daniels Midland Company	71,258	3,118,250
Campbell Soup Company	21,745	1,320,356
ConAgra Foods Incorporated	52,926	2,466,881
General Mills Incorporated	72,085	5,105,060
Hormel Foods Corporation	32,772	1,253,857
Kellogg Company	30,565	2,512,749
McCormick & Company Incorporated	13,979	1,425,299
Mead Johnson Nutrition Company	22,637	1,925,730
Mondelez International Incorporated Class A	188,224	8,473,844
The Hershey Company	17,043	1,702,425
The J.M. Smucker Company	14,514	2,057,940
The Kraft Heinz Company	72,257	6,466,279
Tyson Foods Incorporated Class A	36,447	2,754,300

		40,582,970

Household Products : 1.96%
Church & Dwight Company Incorporated	15,563	1,547,273
Colgate-Palmolive Company	108,300	8,051,022
Kimberly-Clark Corporation	43,674	5,592,892
The Clorox Company	15,686	2,055,493
The Procter & Gamble Company	322,813	28,184,803

		45,431,483

Personal Products : 0.10%
The Estee Lauder Companies Incorporated Class A	26,993	2,408,585

Tobacco : 1.71%
Altria Group Incorporated	237,263	15,680,712
Philip Morris International	188,128	18,799,631
Reynolds American Incorporated	100,398	4,976,729

		39,457,072

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Energy : 6.92%

Energy Equipment & Services : 1.04%
Baker Hughes Incorporated	53,108	$2,609,196
Diamond Offshore Drilling Incorporated «	7,819	144,417
FMC Technologies Incorporated †	27,451	774,118
Halliburton Company	104,206	4,481,900
Helmerich & Payne Incorporated «	13,102	792,147
National Oilwell Varco Incorporated	45,728	1,533,717
Schlumberger Limited	168,512	13,312,448
Transocean Limited «	41,632	403,830

		24,051,773

Oil, Gas & Consumable Fuels : 5.88%
Anadarko Petroleum Corporation	61,901	3,309,846
Apache Corporation	45,906	2,281,528
Cabot Oil & Gas Corporation	56,392	1,388,935
Chesapeake Energy Corporation †	70,926	450,380
Chevron Corporation	228,565	22,989,068
Cimarex Energy Company	11,499	1,519,938
Concho Resources Incorporated †	16,899	2,183,351
ConocoPhillips	150,184	6,165,053
Devon Energy Corporation	63,548	2,753,535
EOG Resources Incorporated	66,734	5,905,292
EQT Corporation	20,948	1,497,782
Exxon Mobil Corporation	502,876	43,820,615
Hess Corporation	31,969	1,735,917
Kinder Morgan Incorporated	221,916	4,848,865
Marathon Oil Corporation	102,798	1,544,026
Marathon Petroleum Corporation	64,255	2,731,480
Murphy Oil Corporation	19,630	524,514
Newfield Exploration Company †	23,855	1,034,353
Noble Energy Incorporated	51,974	1,792,064
Occidental Petroleum Corporation	92,622	7,118,001
ONEOK Incorporated	25,480	1,194,757
Phillips 66 Company	56,728	4,450,312
Pioneer Natural Resources Company	19,835	3,551,457
Range Resources Corporation	20,586	794,002
Southwestern Energy Company †	57,400	798,434
Spectra Energy Corporation	82,977	2,955,641
Tesoro Corporation	14,550	1,097,361
The Williams Companies Incorporated	82,832	2,314,326
Valero Energy Corporation	56,975	3,153,566

		135,904,399

Financials : 16.12%

Banks : 5.57%
Bank of America Corporation	1,245,715	20,105,840
BB&T Corporation	99,550	3,832,675
Citigroup Incorporated	355,930	16,992,098
Citizens Financial Group Incorporated	64,151	1,589,020
Comerica Incorporated	21,239	1,004,392
Fifth Third Bancorp	93,104	1,876,977
Huntington Bancshares Incorporated	131,610	1,317,416
JPMorgan Chase & Company	443,457	29,933,348
KeyCorp	131,327	1,649,467
M&T Bank Corporation	19,282	2,281,639
People’s United Financial Incorporated	37,699	612,609
PNC Financial Services Group Incorporated	60,555	5,456,006
Regions Financial Corporation	153,619	1,531,581
SunTrust Banks Incorporated	60,774	2,678,310
US Bancorp	196,806	8,688,985
Wells Fargo & Company (l)	560,299	28,463,189
Zions Bancorporation	24,816	759,121

		128,772,673

4

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Capital Markets : 2.60%
Affiliated Managers Group Incorporated †	6,526	$927,018
Ameriprise Financial Incorporated	20,109	2,032,618
Bank of New York Mellon Corporation	130,622	5,443,019
BlackRock Incorporated	15,255	5,687,217
Charles Schwab Corporation	145,861	4,588,787
CME Group Incorporated	41,068	4,449,718
E*TRADE Financial Corporation †	33,803	891,723
Franklin Resources Incorporated	44,690	1,631,185
Intercontinental Exchange Incorporated	14,437	4,071,523
Invesco Limited	50,604	1,578,339
Legg Mason Incorporated	12,783	442,164
Moody’s Corporation	20,500	2,228,145
Morgan Stanley	183,230	5,874,354
Northern Trust Corporation	26,010	1,836,046
S&P Global Incorporated	32,089	3,964,275
State Street Corporation	48,017	3,372,714
T. Rowe Price Group Incorporated	30,100	2,093,154
The Goldman Sachs Group Incorporated	46,850	7,939,201
The NASDAQ OMX Group Incorporated	13,966	994,519

		60,045,719

Consumer Finance : 0.75%
American Express Company	98,035	6,429,135
Capital One Financial Corporation	62,104	4,446,646
Discover Financial Services	49,992	2,999,520
Navient Corporation	40,083	576,394
Synchrony Financial	101,133	2,814,531

		17,266,226

Diversified Financial Services : 1.51%
Berkshire Hathaway Incorporated Class B †	227,248	34,198,552
Leucadia National Corporation	40,426	774,158

		34,972,710

Insurance : 2.64%
AFLAC Incorporated	50,206	3,724,281
American International Group Incorporated	135,709	8,119,469
Aon plc	32,128	3,577,453
Arthur J. Gallagher & Company	21,481	1,061,376
Assurant Incorporated	7,511	672,610
Chubb Limited	56,329	7,149,840
Cincinnati Financial Corporation	17,939	1,383,276
Lincoln National Corporation	28,985	1,392,150
Loews Corporation	32,480	1,359,613
Marsh & McLennan Companies Incorporated	63,212	4,275,028
MetLife Incorporated	133,240	5,782,616
Principal Financial Group Incorporated	32,691	1,604,147
Prudential Financial Incorporated	53,603	4,255,006
The Allstate Corporation	45,401	3,130,853
The Hartford Financial Services Group Incorporated	47,707	1,959,326
The Progressive Corporation	70,703	2,302,090
The Travelers Companies Incorporated	35,460	4,209,457
Torchmark Corporation	13,608	880,165
Unum Group	28,834	1,026,779
Willis Towers Watson plc	16,789	2,082,004
XL Group plc	34,523	1,181,722

		61,129,261

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	35,391	1,057,837

REITs : 3.01%
American Tower Corporation	51,488	5,837,709

5

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
REITs (continued)
Apartment Investment & Management Company Class A	18,993	$858,104
AvalonBay Communities Incorporated	16,634	2,911,116
Boston Properties Incorporated	18,629	2,610,482
Crown Castle International Corporation	40,857	3,872,018
Digital Realty Trust Incorporated	17,805	1,764,297
Equinix Incorporated	8,420	3,104,033
Equity Residential Company Limited	44,326	2,875,428
Essex Property Trust Incorporated	7,935	1,802,039
Extra Space Storage Incorporated	15,185	1,223,152
Federal Realty Investment Trust	8,599	1,367,241
General Growth Properties Incorporated	70,692	2,059,965
HCP Incorporated	56,646	2,227,887
Host Hotels & Resorts Incorporated	90,630	1,615,027
Iron Mountain Incorporated	28,986	1,113,352
Kimco Realty Corporation	50,892	1,529,305
Prologis Incorporated	63,713	3,383,797
Public Storage Incorporated	17,872	4,002,256
Realty Income Corporation	31,244	2,053,668
Simon Property Group Incorporated	37,523	8,085,081
SL Green Realty Corporation	12,156	1,431,004
The Macerich Company	15,307	1,253,490
UDR Incorporated	32,397	1,172,123
Ventas Incorporated	41,007	2,979,979
Vornado Realty Trust	21,519	2,223,128
Welltower Incorporated	43,294	3,322,815
Weyerhaeuser Company	90,601	2,885,642

		69,564,138

Health Care : 14.44%

Biotechnology : 2.98%
AbbVie Incorporated	196,143	12,572,766
Alexion Pharmaceuticals Incorporated †	27,168	3,419,364
Amgen Incorporated	91,103	15,492,976
Biogen Idec Incorporated †	26,565	8,119,061
Celgene Corporation †	93,939	10,027,049
Gilead Sciences Incorporated	161,515	12,659,546
Regeneron Pharmaceuticals Incorporated †	9,459	3,713,130
Vertex Pharmaceuticals Incorporated †	29,997	2,835,016

		68,838,908

Health Care Equipment & Supplies : 2.69%
Abbott Laboratories	178,170	7,486,703
Baxter International Incorporated	66,975	3,129,742
Becton Dickinson & Company	25,735	4,560,499
Boston Scientific Corporation †	164,553	3,919,652
C.R. Bard Incorporated	8,892	1,963,709
Danaher Corporation	72,663	5,915,495
Dentsply Sirona Incorporated	28,406	1,745,833
Edwards Lifesciences Corporation †	25,681	2,957,424
Hologic Incorporated †	29,419	1,130,278
Intuitive Surgical Incorporated †	4,616	3,168,515
Medtronic plc	170,530	14,841,226
St. Jude Medical Incorporated	34,475	2,686,292
Stryker Corporation	38,097	4,406,299
Varian Medical Systems Incorporated †	11,547	1,110,013
Zimmer Holdings Incorporated	24,162	3,131,637

		62,153,317

Health Care Providers & Services : 2.57%
Aetna Incorporated	42,519	4,979,825
AmerisourceBergen Corporation	22,251	1,935,169
Anthem Incorporated	31,889	3,988,676
Cardinal Health Incorporated	39,513	3,148,001
Centene Corporation †	20,674	1,411,827

6

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
CIGNA Corporation	31,108	$3,989,912
DaVita HealthCare Partners Incorporated †	19,784	1,278,640
Express Scripts Holding Company †	76,742	5,579,143
HCA Holdings Incorporated †	36,517	2,758,859
Henry Schein Incorporated †	9,952	1,630,038
Humana Incorporated	18,074	3,230,005
Laboratory Corporation of America Holdings †	12,418	1,700,397
McKesson Corporation	27,289	5,038,095
Patterson Companies Incorporated	10,094	464,324
Quest Diagnostics Incorporated	17,155	1,420,777
UnitedHealth Group Incorporated	115,308	15,687,653
Universal Health Services Incorporated Class B	10,886	1,312,090

		59,553,431

Health Care Technology : 0.10%
Cerner Corporation †	36,490	2,355,065

Life Sciences Tools & Services : 0.62%
Agilent Technologies Incorporated	39,750	1,867,455
Illumina Incorporated †	17,852	3,005,206
PerkinElmer Incorporated	13,222	704,072
Thermo Fisher Scientific Incorporated	47,723	7,262,963
Waters Corporation †	9,816	1,544,155

		14,383,851

Pharmaceuticals : 5.48%
Allergan plc †	47,971	11,251,118
Bristol-Myers Squibb Company	202,443	11,618,204
Eli Lilly & Company	117,803	9,159,183
Endo International plc †	24,843	514,250
Johnson & Johnson	333,581	39,809,557
Mallinckrodt plc †	13,258	988,251
Merck & Company Incorporated	335,689	21,077,912
Mylan NV †	54,662	2,315,482
Perrigo Company plc	17,369	1,580,405
Pfizer Incorporated	735,508	25,595,678
Zoetis Incorporated	55,362	2,828,998

		126,739,038

Industrials : 9.97%

Aerospace & Defense : 2.08%
General Dynamics Corporation	34,843	5,303,801
L-3 Communications Holdings Incorporated	9,332	1,388,788
Lockheed Martin Corporation	31,753	7,715,026
Northrop Grumman Corporation	21,884	4,640,940
Raytheon Company	36,016	5,046,922
Rockwell Collins Incorporated	15,789	1,321,381
Textron Incorporated	32,602	1,331,792
The Boeing Company	72,618	9,400,400
TransDigm Group Incorporated †	6,425	1,832,346
United Technologies Corporation	94,386	10,045,502

		48,026,898

Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	17,314	1,201,938
Expeditors International of Washington Incorporated	22,079	1,118,301
FedEx Corporation	30,274	4,993,091
United Parcel Service Incorporated Class B	83,734	9,145,427

		16,458,757

7

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Airlines : 0.51%
Alaska Air Group Incorporated	14,947	$1,009,371
American Airlines Group Incorporated	64,265	2,332,820
Delta Air Lines Incorporated	93,574	3,438,845
Southwest Airlines Company	77,456	2,856,577
United Continental Holdings Incorporated †	40,712	2,052,292

		11,689,905

Building Products : 0.40%
Allegion plc	11,610	826,864
Fortune Brands Home & Security Incorporated	18,601	1,182,280
Johnson Controls Incorporated	78,630	3,450,284
Masco Corporation	40,353	1,431,724
Tyco International plc	51,602	2,253,975

		9,145,127

Commercial Services & Supplies : 0.31%
Cintas Corporation	10,511	1,235,148
Pitney Bowes Incorporated	22,875	429,135
Republic Services Incorporated	28,777	1,453,814
Stericycle Incorporated †	10,298	885,422
Waste Management Incorporated	50,106	3,203,778

		7,207,297

Construction & Engineering : 0.09%
Fluor Corporation	16,885	876,332
Jacobs Engineering Group Incorporated †	14,786	779,074
Quanta Services Incorporated †	18,317	471,296

		2,126,702

Electrical Equipment : 0.54%
Acuity Brands Incorporated	5,315	1,462,263
AMETEK Incorporated	28,307	1,379,966
Eaton Corporation plc	55,543	3,695,831
Emerson Electric Company	78,022	4,110,199
Rockwell Automation Incorporated	15,797	1,831,346

		12,479,605

Industrial Conglomerates : 2.64%
3M Company	73,554	13,183,819
General Electric Company	1,115,193	34,838,629
Honeywell International Incorporated	92,425	10,786,922
Roper Industries Incorporated	12,273	2,179,071

		60,988,441

Machinery : 1.40%
Caterpillar Incorporated	70,808	5,802,716
Cummins Incorporated	19,214	2,413,471
Deere & Company	36,206	3,061,217
Dover Corporation	18,816	1,364,160
Flowserve Corporation	15,810	764,730
Fortive Corporation	36,332	1,913,606
Illinois Tool Works Incorporated	39,224	4,661,772
Ingersoll-Rand plc	31,224	2,122,920
Paccar Incorporated	42,502	2,543,320
Parker-Hannifin Corporation	16,333	2,001,282
Pentair plc	21,916	1,403,720
Snap-on Incorporated	7,052	1,081,001
Stanley Black & Decker Incorporated	18,205	2,252,869
Xylem Incorporated	21,696	1,103,459

		32,490,243

8

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Professional Services : 0.30%
Dun & Bradstreet Corporation	4,397	$605,247
Equifax Incorporated	14,433	1,903,713
Nielsen Holdings plc	43,756	2,331,320
Robert Half International Incorporated	15,926	610,444
Verisk Analytics Incorporated †	18,763	1,558,267

		7,008,991

Road & Rail : 0.82%
CSX Corporation	115,922	3,278,274
J.B. Hunt Transport Services Incorporated	10,793	856,856
Kansas City Southern	13,096	1,266,645
Norfolk Southern Corporation	35,865	3,367,724
Ryder System Incorporated	6,513	426,732
Union Pacific Corporation	101,995	9,743,582

		18,939,813

Trading Companies & Distributors : 0.17%
Fastenal Company	35,034	1,510,316
United Rentals Incorporated †	10,733	883,433
W.W. Grainger Incorporated «	6,842	1,578,176

		3,971,925

Information Technology : 20.71%

Communications Equipment : 1.04%
Cisco Systems Incorporated	609,973	19,177,551
F5 Networks Incorporated †	8,123	996,936
Harris Corporation	15,126	1,406,415
Juniper Networks Incorporated	42,837	988,678
Motorola Solutions Incorporated	19,269	1,483,520

		24,053,100

Electronic Equipment, Instruments & Components : 0.37%
Amphenol Corporation Class A	37,344	2,326,905
Corning Incorporated	130,412	2,959,048
FLIR Systems Incorporated	16,691	514,584
TE Connectivity Limited	43,369	2,756,967

		8,557,504

Internet Software & Services : 4.40%
Akamai Technologies Incorporated †	21,295	1,169,096
Alphabet Incorporated Class A †	35,615	28,130,508
Alphabet Incorporated Class C †	35,819	27,474,964
eBay Incorporated †	128,185	4,122,430
Facebook Incorporated Class A †	280,369	35,360,138
VeriSign Incorporated †«	11,577	861,908
Yahoo! Incorporated †	105,984	4,530,816

		101,649,860

IT Services : 3.67%
Accenture plc Class A	75,650	8,699,750
Alliance Data Systems Corporation †	7,148	1,462,338
Automatic Data Processing Incorporated	55,244	4,961,464
Cognizant Technology Solutions Corporation Class A †	73,476	4,220,461
CSRA Incorporated	16,635	422,363
Fidelity National Information Services Incorporated	33,651	2,669,534
Fiserv Incorporated †	26,963	2,778,537
Global Payments Incorporated	18,676	1,418,442
International Business Machines Corporation	107,105	17,016,842
MasterCard Incorporated Class A	117,733	11,376,540

9

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
IT Services (continued)
Paychex Incorporated	38,869	$2,358,182
PayPal Holdings Incorporated †	133,758	4,969,110
Teradata Corporation †	15,766	500,255
Total System Services Incorporated	20,486	1,008,936
Visa Incorporated Class A	231,001	18,687,981
Western Union Company	59,562	1,281,774
Xerox Corporation	115,479	1,137,468

		84,969,977

Semiconductors & Semiconductor Equipment : 3.09%
Analog Devices Incorporated	37,274	2,331,861
Applied Materials Incorporated	132,085	3,941,416
Broadcom Limited	44,984	7,936,077
First Solar Incorporated †	9,300	351,726
Intel Corporation	572,655	20,552,588
KLA-Tencor Corporation	18,883	1,307,837
Lam Research Corporation	19,355	1,806,209
Linear Technology Corporation	28,996	1,688,727
Microchip Technology Incorporated	26,052	1,612,879
Micron Technology Incorporated †	125,766	2,073,881
NVIDIA Corporation	61,522	3,773,759
Qorvo Incorporated †	15,466	888,212
QUALCOMM Incorporated	178,141	11,235,353
Skyworks Solutions Incorporated	23,071	1,727,095
Texas Instruments Incorporated	121,786	8,468,998
Xilinx Incorporated	30,771	1,668,096

		71,364,714

Software : 4.31%
Activision Blizzard Incorporated	61,774	2,555,590
Adobe Systems Incorporated †	60,662	6,206,329
Autodesk Incorporated †	27,237	1,835,774
CA Incorporated	35,886	1,216,894
Citrix Systems Incorporated †	18,810	1,640,232
Electronic Arts Incorporated †	36,577	2,971,150
Intuit Incorporated	31,030	3,458,294
Microsoft Corporation	953,269	54,774,837
Oracle Corporation	377,453	15,558,613
Red Hat Incorporated †	22,003	1,605,779
Salesforce.com Incorporated †	77,233	6,133,845
Symantec Corporation	74,255	1,791,773

		99,749,110

Technology Hardware, Storage & Peripherals : 3.83%
Apple Incorporated	664,269	70,478,941
EMC Corporation	236,872	6,866,919
Hewlett Packard Enterprise Company	201,523	4,328,714
HP Incorporated	207,452	2,981,085
NetApp Incorporated	35,058	1,212,656
Seagate Technology plc	36,198	1,221,321
Western Digital Corporation	34,131	1,592,894

		88,682,530

Materials : 2.88%

Chemicals : 2.07%
Air Products & Chemicals Incorporated	23,584	3,670,142
Albemarle Corporation	13,619	1,089,111
CF Industries Holdings Incorporated	28,268	734,968
E.I. du Pont de Nemours & Company	105,934	7,373,006
Eastman Chemical Company	18,028	1,223,921
Ecolab Incorporated	32,013	3,939,200
FMC Corporation	16,221	761,414
International Flavors & Fragrances Incorporated	9,667	1,339,653

10

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV Class A	41,401	$3,266,125
Monsanto Company	52,978	5,642,157
PPG Industries Incorporated	32,266	3,416,324
Praxair Incorporated	34,595	4,221,974
The Dow Chemical Company	136,170	7,304,159
The Mosaic Company	42,424	1,275,690
The Sherwin-Williams Company	9,535	2,705,175

		47,963,019

Construction Materials : 0.14%
Martin Marietta Materials Incorporated	7,704	1,410,063
Vulcan Materials Company	16,152	1,839,228

		3,249,291

Containers & Packaging : 0.34%
Avery Dennison Corporation	10,815	837,514
Ball Corporation	21,096	1,670,592
International Paper Company	49,865	2,417,954
Owens-Illinois Incorporated †	19,637	352,091
Sealed Air Corporation	23,908	1,126,784
WestRock Company	30,635	1,467,417

		7,872,352

Metals & Mining : 0.33%
Alcoa Incorporated	159,488	1,607,639
Freeport-McMoRan Incorporated	161,294	1,659,715
Newmont Mining Corporation	64,339	2,460,323
Nucor Corporation	38,556	1,870,352

		7,598,029

Telecommunication Services : 2.62%

Diversified Telecommunication Services : 2.62%
AT&T Incorporated	746,562	30,519,455
CenturyLink Incorporated	66,222	1,840,972
Frontier Communications Corporation «	142,264	654,414
Level 3 Communications Incorporated †	35,160	1,744,991
Verizon Communications Incorporated	494,347	25,869,179

		60,629,011

Utilities : 3.20%

Electric Utilities : 2.01%
Alliant Energy Corporation	27,544	1,045,295
American Electric Power Company Incorporated	59,583	3,847,274
Duke Energy Corporation	83,546	6,655,274
Edison International	39,512	2,873,313
Entergy Corporation	21,677	1,695,141
Eversource Energy	38,469	2,076,172
Exelon Corporation	111,790	3,800,860
FirstEnergy Corporation	51,506	1,685,791
NextEra Energy Incorporated	55,961	6,767,923
PG&E Corporation	60,157	3,726,125
Pinnacle West Capital Corporation	13,478	1,011,389
PPL Corporation	82,096	2,855,299
The Southern Company	113,822	5,842,483
Xcel Energy Incorporated	61,601	2,547,817

		46,430,156

11

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value
Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation				79,920	$964,634
NRG Energy Incorporated				38,190	462,481

					1,427,115

Multi-Utilities : 1.06%
Ameren Corporation				29,425	1,454,184
CenterPoint Energy Incorporated				52,223	1,173,451
CMS Energy Corporation				33,854	1,420,852
Consolidated Edison Incorporated				36,887	2,775,747
Dominion Resources Incorporated				74,731	5,542,051
DTE Energy Company				21,761	2,021,597
NiSource Incorporated				38,995	933,540
Public Service Enterprise Group Incorporated				61,356	2,623,583
SCANA Corporation				17,332	1,224,506
Sempra Energy				28,745	3,007,589
WEC Energy Group Incorporated				38,280	2,292,206

					24,469,306

Water Utilities : 0.07%
American Water Works Company Incorporated				21,552	1,594,632

Total Common Stocks (Cost $1,045,548,188)					2,282,514,177

		Yield
Short-Term Investments : 0.93%

Investment Companies : 0.88%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%		8,595,483	8,595,483
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32		11,758,358	11,758,358

					20,353,841

			Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#		0.00	9-1-2016	$183,000	183,000
U.S. Treasury Bill (z)#		0.29	11-17-2016	410,000	409,762
U.S. Treasury Bill (z)#		0.30	10-20-2016	202,000	201,940
U.S. Treasury Bill (z)#		0.37	1-5-2017	331,000	330,592

					1,125,294

Total Short-Term Investments (Cost $21,479,077)					21,479,135

Total investments in securities (Cost $1,067,027,265)*	99.62%				2,303,993,312
Other assets and liabilities, net	0.38				8,687,717

Total net assets	100.00%				$2,312,681,029

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,128,959,799 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,262,034,084
Gross unrealized losses	(87,000,571)

Net unrealized gains	$1,175,033,513

12

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) , an affiliate of Funds Management and an indirect wholly owned subsidiary by Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$275,483,590	$0	$0	$275,483,590
Consumer staples	229,448,831	0	0	229,448,831
Energy	159,956,172	0	0	159,956,172
Financials	372,808,564	0	0	372,808,564
Health care	334,023,610	0	0	334,023,610
Industrials	230,533,704	0	0	230,533,704
Information technology	479,026,795	0	0	479,026,795
Materials	66,682,691	0	0	66,682,691
Telecommunication services	60,629,011	0	0	60,629,011
Utilities	73,921,209	0	0	73,921,209
Short-term investments
Investment companies	11,758,358	0	0	11,758,358
U.S. Treasury securities	1,125,294	0	0	1,125,294
Investments measured at net asset value*				8,595,483

Total assets	$2,295,397,829	$0	$0	$2,303,993,312

Liabilities
Futures contracts	$48,450	$0	$0	$48,450

Total liabilities	$48,450	$0	$0	$48,450

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $8,595,483 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	583,952	15,747	39,400	560,299	$28,463,189

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2016, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
9-15-2016	Societe Generale	34 Long	S&P 500 Index	$18,440,750	$402,880

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 95.19%

Consumer Discretionary : 13.45%

Auto Components : 1.40%
Gentherm Incorporated †	371,183	$12,237,904
Tower International Incorporated	243,161	5,908,812

		18,146,716

Diversified Consumer Services : 0.90%
Houghton Mifflin Harcourt Company †	729,467	11,634,999

Hotels, Restaurants & Leisure : 1.98%
Del Taco Restaurants Incorporated †«	649,665	7,295,738
Extended Stay America Incorporated	751,486	10,633,527
Zoe’s Kitchen Incorporated †«	284,064	7,735,063

		25,664,328

Household Durables : 1.14%
Tempur-Pedic International Incorporated †«	100,020	7,843,568
William Lyon Homes Class A †«	403,511	6,960,565

		14,804,133

Leisure Products : 0.04%
Malibu Boats Incorporated Class A †	39,779	544,575

Media : 2.28%
IMAX Corporation †«	499,144	15,218,901
Lions Gate Entertainment Corporation «	433,598	9,088,214
Media General Incorporated †	300,232	5,305,099

		29,612,214

Specialty Retail : 5.07%
At Home Group Incorporated †	290,048	4,423,232
Burlington Stores Incorporated †	175,598	14,262,070
Chico’s FAS Incorporated	654,319	8,296,765
Dick’s Sporting Goods Incorporated	225,648	13,222,973
Monro Muffler Brake Incorporated	142,039	8,012,420
Party City Holdco Incorporated †	681,868	11,878,141
Sportsman’s Warehouse Holdings Incorporated †«	546,610	5,602,753

		65,698,354

Textiles, Apparel & Luxury Goods : 0.64%
Kate Spade & Company †	444,011	8,285,245

Consumer Staples : 2.23%

Food Products : 1.31%
Amplify Snack Brands Incorporated †«	392,707	6,648,530
The WhiteWave Foods Company †	185,977	10,308,705

		16,957,235

Household Products : 0.92%
Central Garden & Pet Company Class A †	493,359	11,963,956

Energy : 2.47%

Oil, Gas & Consumable Fuels : 2.47%
Diamondback Energy Incorporated †	105,689	10,066,877
GasLog Limited «	501,110	6,815,096
Memorial Resource Development Corporation †	272,933	3,930,235

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources Incorporated	590,226	$11,273,317

		32,085,525

Financials : 9.61%

Banks : 2.45%
ServisFirst Bancshares Incorporated «	171,667	8,997,067
Signature Bank †	79,514	9,701,503
SVB Financial Group †	117,585	13,058,990

		31,757,560

Capital Markets : 3.32%
Evercore Partners Incorporated Class A	309,969	15,882,812
Stifel Financial Corporation †	268,459	10,563,862
Virtu Financial Incorporated Class A	530,095	8,645,849
Virtus Investment Partners Incorporated «	86,916	7,926,739

		43,019,262

Insurance : 1.20%
Argo Group International Holdings Limited	275,535	15,633,856

REITs : 1.18%
QTS Realty Trust Incorporated Class A	283,139	15,343,302

Thrifts & Mortgage Finance : 1.46%
Essent Group Limited †	710,237	18,878,099

Health Care : 23.61%

Biotechnology : 3.98%
Alder Biopharmaceuticals Incorporated †«	187,423	6,179,336
Alnylam Pharmaceuticals Incorporated †	102,351	7,149,217
Cepheid Incorporated †	343,047	11,773,373
Flexion Therapeutics Incorporated †«	435,783	7,268,860
Intrexon Corporation †«	170,292	4,298,170
Portola Pharmaceuticals Incorporated †	244,354	4,975,047
Radius Health Incorporated †«	90,409	4,958,030
Tesaro Incorporated †«	59,694	5,055,485

		51,657,518

Health Care Equipment & Supplies : 8.49%
Accuray Incorporated †«	1,301,384	6,936,377
Analogic Corporation	121,827	10,842,603
Atricure Incorporated †	527,323	8,115,501
Cerus Corporation †«	1,607,314	10,174,298
Dexcom Incorporated †	136,770	12,458,379
Inogen Incorporated †	224,859	13,046,319
K2M Group Holdings Incorporated †	519,033	8,263,005
Nevro Corporation †«	141,931	13,402,544
Novocure Limited †«	506,778	3,892,055
The Spectranetics Corporation †	458,967	11,295,178
Wright Medical Group NV †«	469,306	11,620,017

		110,046,276

Health Care Providers & Services : 6.24%
Adeptus Health Incorporated Class A †«	202,536	8,619,932
AMN Healthcare Services Incorporated †	409,930	14,851,764
Capital Senior Living Corporation †	556,068	9,558,809
HealthEquity Incorporated †	452,605	14,736,819
LifePoint Hospitals Incorporated †	122,465	6,931,519
Surgery Partners Incorporated †«	576,453	11,102,485
Teladoc Incorporated †«	390,991	6,971,370

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
The Ensign Group Incorporated	436,234	$8,196,837

		80,969,535

Health Care Technology : 2.01%
Cotiviti Holdings Incorporated †	195,049	6,483,429
Evolent Health Incorporated Class A †«	449,931	11,189,784
Medidata Solutions Incorporated †	154,202	8,342,328

		26,015,541

Life Sciences Tools & Services : 1.91%
ICON plc ADR †	265,974	20,424,143
Pacific BioSciences of California †«	525,019	4,373,408

		24,797,551

Pharmaceuticals : 0.98%
Cempra Holdings Incorporated †«	226,010	4,958,659
Pacira Pharmaceuticals Incorporated †	195,241	7,737,401

		12,696,060

Industrials : 14.60%

Air Freight & Logistics : 1.01%
Hub Group Incorporated Class A †	322,592	13,145,624

Building Products : 4.70%
A.O. Smith Corporation	148,902	14,366,065
Apogee Enterprises Incorporated	326,398	15,797,663
Masonite International Corporation †	135,563	9,046,119
NCI Building Systems Incorporated †	727,909	11,020,542
PGT Incorporated †	903,509	10,760,792

		60,991,181

Commercial Services & Supplies : 3.07%
Copart Incorporated †	346,274	17,666,899
KAR Auction Services Incorporated	269,558	11,396,912
Mobile Mini Incorporated	15,370	459,563
West Corporation	439,728	10,302,827

		39,826,201

Construction & Engineering : 1.54%
Chicago Bridge & Iron Company NV	264,137	7,866,000
Granite Construction Incorporated	252,382	12,114,336

		19,980,336

Machinery : 1.32%
EnPro Industries Incorporated	111,743	6,022,948
Wabash National Corporation †	792,804	11,059,616

		17,082,564

Professional Services : 1.40%
On Assignment Incorporated †	354,036	13,350,698
RPX Corporation †	454,269	4,756,196

		18,106,894

Road & Rail : 1.56%
Genesee & Wyoming Incorporated Class A †	172,357	11,718,552

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Road & Rail (continued)
Swift Transportation Company †«	460,832	$8,576,084

		20,294,636

Information Technology : 27.29%

Communications Equipment : 0.95%
Ciena Corporation †	571,435	12,257,281

Electronic Equipment, Instruments & Components : 0.89%
OSI Systems Incorporated †	171,623	11,509,038

Internet Software & Services : 5.15%
2U Incorporated †«	416,889	14,732,857
Benefitfocus Incorporated †«	271,859	10,980,385
Cornerstone OnDemand Incorporated †	380,325	16,703,874
Hortonworks Incorporated †«	614,156	4,894,823
Pandora Media Incorporated †«	548,121	7,673,694
Shopify Incorporated Class A †	286,208	11,837,563

		66,823,196

IT Services : 3.25%
Acxiom Corporation †	628,204	16,327,022
Maximus Incorporated	199,608	11,740,943
Vantiv Incorporated Class A †	262,580	14,111,049

		42,179,014

Semiconductors & Semiconductor Equipment : 6.38%
Applied Micro Circuits Corporation †	1,252,372	8,741,557
Cypress Semiconductor Corporation	1,186,517	14,155,148
FormFactor Incorporated †	1,012,213	10,476,405
Microsemi Corporation †	408,931	16,340,883
Nanometrics Incorporated †	339,109	6,897,477
Silicon Motion Technology Corporation	180,737	9,123,604
Teradyne Incorporated	810,056	17,059,779

		82,794,853

Software : 10.67%
Cadence Design Systems Incorporated †	637,093	16,207,646
CyberArk Software Limited †«	248,918	13,142,870
Nuance Communications Incorporated †	705,395	10,284,659
PTC Incorporated †	430,045	18,350,020
Realpage Incorporated †	623,402	16,046,367
Secureworks Corporation Class A †«	283,647	4,027,787
SS&C Technologies Holdings Incorporated	726,060	23,923,677
Synchronoss Technologies Incorporated †	206,248	8,610,854
Talend SA †	174,034	4,455,270
The Rubicon Project Incorporated †	676,609	5,751,177
Ultimate Software Group Incorporated †	47,596	9,944,708
Zendesk Incorporated †	249,341	7,614,874

		138,359,909

Materials : 1.93%

Metals & Mining : 0.87%
Steel Dynamics Incorporated	456,846	11,247,549

Paper & Forest Products : 1.06%
Boise Cascade Company †	526,022	13,802,817

Total Common Stocks (Cost $1,062,486,797)		1,234,612,933

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 18.17%

Investment Companies : 18.17%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%	173,868,312	$173,868,312
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	61,750,967	61,750,967

Total Short-Term Investments (Cost $235,619,279)				235,619,279

Total investments in securities (Cost $1,298,106,076)*	113.36%			1,470,232,212
Other assets and liabilities, net	(13.36)			(173,253,913)

Total net assets	100.00%			$1,296,978,299

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,322,021,747 and unrealized gains (losses) consists of:

Gross unrealized gains	$230,596,010
Gross unrealized losses	(82,385,545)

Net unrealized gains	$148,210,465

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$174,390,564	$0	$0	$174,390,564
Consumer staples	28,921,191	0	0	28,921,191
Energy	32,085,525	0	0	32,085,525
Financials	124,632,079	0	0	124,632,079
Health care	306,182,481	0	0	306,182,481
Industrials	189,427,436	0	0	189,427,436
Information technology	353,923,291	0	0	353,923,291
Materials	25,050,366	0	0	25,050,366
Short-term investments
Investment companies	61,750,967	0	0	61,750,967
Investments measured at net asset value*				173,868,312

Total assets	$1,296,363,900	$0	$0	$1,470,232,212

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $173,868,312 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.91%

Consumer Discretionary : 14.59%

Auto Components : 1.63%
Metaldyne Performance Group Incorporated	99,000	$1,571,130
Visteon Corporation	29,590	2,092,013

		3,663,143

Automobiles : 1.38%
Thor Industries Incorporated	38,150	3,095,873

Hotels, Restaurants & Leisure : 3.08%
ClubCorp Holdings Incorporated	165,324	2,372,399
Penn National Gaming Incorporated †	162,320	2,301,698
Red Robin Gourmet Burgers Incorporated †	44,570	2,240,088

		6,914,185

Household Durables : 0.72%
WCI Communities Incorporated †	85,700	1,612,874

Media : 2.29%
Lions Gate Entertainment Corporation «	150,720	3,159,091
Scholastic Corporation	48,933	1,970,043

		5,129,134

Specialty Retail : 3.80%
Asbury Automotive Group Incorporated †	31,509	1,692,663
Ascena Retail Group Incorporated †	192,620	1,567,927
GNC Holdings Incorporated Class A	60,570	1,273,787
Rent-A-Center Incorporated	114,200	1,395,524
Urban Outfitters Incorporated †	72,750	2,608,088

		8,537,989

Textiles, Apparel & Luxury Goods : 1.69%
G-III Apparel Group Limited †	52,800	1,666,896
Oxford Industries Incorporated	34,000	2,121,940

		3,788,836

Consumer Staples : 2.44%

Food & Staples Retailing : 1.35%
SUPERVALU Incorporated †	242,150	1,326,982
United Natural Foods Incorporated †	37,220	1,697,232

		3,024,214

Food Products : 1.09%
Darling Ingredients Incorporated †	173,210	2,438,797

Energy : 6.29%

Energy Equipment & Services : 1.62%
RPC Incorporated «†	157,000	2,406,810
Unit Corporation †	71,640	1,224,328

		3,631,138

Oil, Gas & Consumable Fuels : 4.67%
Callon Petroleum Company †	183,500	2,669,925
Carrizo Oil & Gas Incorporated †	49,600	1,899,184
Delek US Holdings Incorporated	120,000	2,106,000

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
RSP Permian Incorporated †	57,340	$2,239,127
Scorpio Tankers Incorporated	320,300	1,566,267

		10,480,503

Financials : 37.09%

Banks : 18.70%
BancorpSouth Incorporated	101,392	2,524,661
Bank of the Ozarks Incorporated	45,700	1,790,526
Cathay General Bancorp	71,500	2,246,530
ConnectOne Bancorp Incorporated	79,520	1,414,661
Customers Bancorp Incorporated †	65,600	1,754,144
FCB Financial Holdings Class A †	62,300	2,386,090
Great Western Bancorp Incorporated	78,840	2,699,482
MB Financial Incorporated	48,500	1,900,230
Pinnacle Financial Partners Incorporated	43,860	2,486,423
Renasant Corporation	74,000	2,623,300
Sterling BanCorp	129,800	2,316,930
Talmer Bancorp Incorporated Class A	132,900	3,091,254
Umpqua Holdings Corporation	127,900	2,100,118
United Community Bank	124,000	2,601,520
Webster Financial Corporation	69,037	2,666,899
Western Alliance Bancorp †	70,378	2,689,847
Wintrust Financial Corporation	44,977	2,499,822
Yadkin Financial Corporation	82,600	2,155,860

		41,948,297

Capital Markets : 1.15%
Stifel Financial Corporation †	65,793	2,588,955

Consumer Finance : 0.95%
PRA Group Incorporated †	66,370	2,122,513

Insurance : 4.54%
American Equity Investment Life Holding Company	99,108	1,746,283
Horace Mann Educators Corporation	70,310	2,569,831
Kemper Corporation	49,310	1,846,660
OneBeacon Insurance Group Limited Class A	101,256	1,433,785
Primerica Incorporated «	45,563	2,593,902

		10,190,461

Real Estate Management & Development : 1.54%
Alexander & Baldwin Incorporated	42,781	1,716,802
HFF Incorporated Class A	65,000	1,742,650

		3,459,452

REITs : 9.14%
Brandywine Realty Trust	131,000	2,113,030
Corporate Office Properties Trust	80,300	2,290,156
Equity Commonwealth †	80,900	2,531,361
Four Corners Property Trust Incorporated	119,600	2,476,916
Kite Realty Group Trust	77,600	2,241,088
National Health Investors Incorporated	28,400	2,279,952
Pennsylvania Real Estate Investment Trust	100,500	2,521,545
Ramco-Gershenson Properties Trust	108,121	2,100,791
Sunstone Hotel Investors Incorporated	140,280	1,948,489

		20,503,328

Thrifts & Mortgage Finance : 1.07%
Bofi Holding Incorporated «†	111,200	2,390,800

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Health Care : 5.38%

Health Care Equipment & Supplies : 0.87%
Merit Medical Systems Incorporated †	81,110	$1,966,106

Health Care Providers & Services : 4.51%
Kindred Healthcare Incorporated	152,500	1,683,600
Molina Healthcare Incorporated †	37,300	2,007,113
Owens & Minor Incorporated	48,850	1,678,975
PharMerica Corporation †	110,210	2,783,905
Select Medical Holdings Corporation †	165,020	1,960,438

		10,114,031

Industrials : 8.36%

Aerospace & Defense : 1.02%
Triumph Group Incorporated	71,600	2,281,176

Commercial Services & Supplies : 1.64%
Quad Graphics Incorporated	53,890	1,459,880
West Corporation	95,310	2,233,113

		3,692,993

Construction & Engineering : 3.07%
Argan Incorporated	61,100	2,921,191
KBR Incorporated	114,090	1,674,841
Tutor Perini Corporation †	98,795	2,291,056

		6,887,088

Electrical Equipment : 0.87%
Generac Holdings Incorporated †	52,090	1,942,957

Machinery : 0.71%
Chart Industries Incorporated †	53,150	1,600,878

Trading Companies & Distributors : 1.05%
Air Lease Corporation	80,200	2,356,276

Information Technology : 15.32%

Communications Equipment : 3.24%
ARRIS International plc †	90,413	2,537,893
Comtech Telecommunications Corporation	161,570	2,082,637
NetScout Systems Incorporated †	89,650	2,651,847

		7,272,377

Electronic Equipment, Instruments & Components : 2.66%
Anixter International Incorporated †	27,720	1,772,417
Jabil Circuit Incorporated	111,340	2,359,295
VeriFone Systems Incorporated †	91,700	1,821,162

		5,952,874

Internet Software & Services : 1.61%
Blucora Incorporated †	149,670	1,549,085
IAC/InterActive Corp	35,140	2,063,069

		3,612,154

IT Services : 1.10%
Cardtronics plc †	54,910	2,466,008

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name				Shares	Value
Semiconductors & Semiconductor Equipment : 4.37%
Cirrus Logic Incorporated †				63,870	$3,241,403
Integrated Device Technology Incorporated †				142,560	2,864,030
Synaptics Incorporated †				40,020	2,279,939
Veeco Instruments Incorporated †				72,030	1,416,830

					9,802,202

Software : 1.27%
Rovi Corporation †				139,560	2,856,793

Technology Hardware, Storage & Peripherals : 1.07%
Avid Technology Incorporated †				266,780	2,398,352

Materials : 3.90%

Chemicals : 3.02%
A. Schulman Incorporated				82,800	2,111,400
Cabot Corporation				41,600	2,074,176
Chemtura Corporation †				86,713	2,600,523

					6,786,099

Metals & Mining : 0.88%
Ferroglobe plc				238,340	1,966,305

Utilities : 3.54%

Electric Utilities : 2.73%
El Paso Electric Company				43,241	1,975,681
PNM Resources Incorporated				58,887	1,872,018
Portland General Electric Company				53,924	2,270,735

					6,118,434

Gas Utilities : 0.81%
Southwest Gas Corporation				26,090	1,821,604

Total Common Stocks (Cost $188,745,491)					217,415,199

			Expiration date
Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated † (a)			3-27-2017	9,104	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 7.97%

Investment Companies : 7.97%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%		10,347,750	10,347,750
Wells Fargo Government Money Market Select Class (l)(u)		0.32		7,538,044	7,538,044

Total Short-Term Investments (Cost $17,885,794)					17,885,794

Total investments in securities (Cost $206,631,285)*	104.88%				235,300,993
Other assets and liabilities, net	(4.88)				(10,939,675)

Total net assets	100.00%				$224,361,318

†	Non-income-earning security
«	All or a portion of this security is on loan.

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $207,308,539 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,548,660
Gross unrealized losses	(9,556,206)

Net unrealized gains	$27,992,454

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,742,034	$0	$0	$32,742,034
Consumer staples	5,463,011	0	0	5,463,011
Energy	14,111,641	0	0	14,111,641
Financials	83,203,806	0	0	83,203,806
Health care	12,080,137	0	0	12,080,137
Industrials	18,761,368	0	0	18,761,368
Information technology	34,360,760	0	0	34,360,760
Materials	8,752,404	0	0	8,752,404
Utilities	7,940,038	0	0	7,940,038
Short-term investments
Investment companies	7,538,044	0	0	7,538,044
Investments measured at net asset value*				10,347,750

Total assets	$224,953,243	$0	$0	$235,300,993

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $10,347,750 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.17%

Consumer Discretionary : 7.19%

Hotels, Restaurants & Leisure : 1.09%
Norwegian Cruise Line Holdings Limited †	24,321	$872,881

Household Durables : 1.21%
Harman International Industries Incorporated	11,358	961,909

Leisure Products : 1.26%
Mattel Incorporated	30,458	1,009,074

Media : 1.14%
Scripps Networks Interactive Incorporated Class A	14,385	911,577

Specialty Retail : 1.52%
Signet Jewelers Limited	8,013	656,906
Williams-Sonoma Incorporated	10,602	558,089

		1,214,995

Textiles, Apparel & Luxury Goods : 0.97%
Skechers U.S.A. Incorporated Class A †	31,773	772,402

Consumer Staples : 7.72%

Beverages : 0.93%
Coca-Cola European Partners plc	19,409	746,276

Food & Staples Retailing : 2.50%
CVS Health Corporation	21,362	1,995,211

Food Products : 2.09%
ConAgra Foods Incorporated	16,913	788,315
TreeHouse Foods Incorporated †	9,256	876,821

		1,665,136

Household Products : 1.30%
The Procter & Gamble Company	11,929	1,041,521

Personal Products : 0.90%
Herbalife Limited «†	11,846	719,645

Energy : 11.51%

Energy Equipment & Services : 1.15%
Baker Hughes Incorporated	13,053	641,294
Noble Corporation plc	48,893	281,624

		922,918

Oil, Gas & Consumable Fuels : 10.36%
Chevron Corporation	11,009	1,107,285
ConocoPhillips	27,524	1,129,860
Exxon Mobil Corporation	27,910	2,432,077
Kinder Morgan Incorporated	65,523	1,431,678
Noble Energy Incorporated	34,244	1,180,733
Valero Energy Corporation	17,964	994,307

		8,275,940

Financials : 26.89%

Banks : 11.01%
Bank of America Corporation	95,240	1,537,174

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Banks (continued)
BOK Financial Corporation «	19,201	$1,326,213
CIT Group Incorporated	18,337	676,269
Citigroup Incorporated	30,197	1,441,605
First Republic Bank	11,493	884,501
FNB Corporation PA	66,330	828,462
JPMorgan Chase & Company	31,130	2,101,275

		8,795,499

Capital Markets : 3.29%
Affiliated Managers Group Incorporated †	5,059	718,631
Ameriprise Financial Incorporated	8,334	842,401
Goldman Sachs Group Incorporated	6,322	1,071,326

		2,632,358

Insurance : 6.85%
American International Group Incorporated	27,998	1,675,120
Arthur J. Gallagher & Company	20,592	1,017,451
Chubb Limited	9,430	1,196,950
Endurance Specialty Holdings Limited	11,074	729,223
MetLife Incorporated	19,610	851,074

		5,469,818

REITs : 5.74%
Alexandria Real Estate Equities Incorporated	18,297	2,014,317
Prologis Incorporated	17,685	939,250
VEREIT Incorporated	95,802	1,001,131
Vornado Realty Trust	6,135	633,807

		4,588,505

Health Care : 10.56%

Biotechnology : 1.95%
AbbVie Incorporated	10,187	652,987
Shire plc ADR	4,833	904,641

		1,557,628

Health Care Providers & Services : 1.71%
Cigna Corporation	5,419	695,041
HCA Holdings Incorporated †	8,927	674,435

		1,369,476

Pharmaceuticals : 6.90%
Allergan plc †	4,277	1,003,128
Johnson & Johnson	7,444	888,367
Mallinckrodt plc †	15,364	1,145,233
Merck & Company Incorporated	16,138	1,013,305
Pfizer Incorporated	42,043	1,463,092

		5,513,125

Industrials : 10.89%

Aerospace & Defense : 2.29%
Curtiss-Wright Corporation	11,355	1,020,815
Orbital ATK Incorporated	10,721	808,685

		1,829,500

Airlines : 0.61%
United Continental Holdings Incorporated †	9,605	484,188

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.96%
Eaton Corporation plc	11,567	$769,668

Industrial Conglomerates : 1.65%
General Electric Company	42,094	1,315,017

Machinery : 1.75%
Stanley Black & Decker Incorporated	11,312	1,399,860

Professional Services : 0.89%
Robert Half International Incorporated	18,600	712,938

Road & Rail : 1.72%
Hertz Global Holdings Incorporated	10,038	494,472
Norfolk Southern Corporation	9,319	875,054

		1,369,526

Trading Companies & Distributors : 1.02%
HD Supply Holdings Incorporated †	22,629	817,133

Information Technology : 10.31%

Electronic Equipment, Instruments & Components : 1.97%
Synnex Corporation	7,881	836,726
TE Connectivity Limited	11,578	736,013

		1,572,739

Internet Software & Services : 1.41%
Alphabet Incorporated Class C †	1,466	1,124,495

IT Services : 0.91%
Alliance Data Systems Corporation †	3,542	724,622

Semiconductors & Semiconductor Equipment : 2.52%
NXP Semiconductors NV †	14,194	1,249,356
Skyworks Solutions Incorporated	10,226	765,518

		2,014,874

Software : 0.57%
Citrix Systems Incorporated †	5,205	453,876

Technology Hardware, Storage & Peripherals : 2.93%
Apple Incorporated	6,873	729,225
NCR Corporation †	47,717	1,615,220

		2,344,445

Materials : 4.07%

Chemicals : 1.85%
Cabot Corporation	11,630	579,872
FMC Corporation	19,193	900,919

		1,480,791

Containers & Packaging : 2.22%
Crown Holdings Incorporated †	16,685	904,828
WestRock Company	18,054	864,787

		1,769,615

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name			Shares	Value
Telecommunication Services : 2.26%

Diversified Telecommunication Services : 2.26%
AT&T Incorporated			22,084	$902,794
Verizon Communications Incorporated			17,223	901,280

				1,804,074

Utilities : 5.77%

Electric Utilities : 4.77%
Duke Energy Corporation			14,801	1,179,048
Great Plains Energy Incorporated			49,218	1,336,761
The Southern Company			25,203	1,293,670

				3,809,479

Multi-Utilities : 1.00%
Black Hills Corporation			13,647	798,486

Total Common Stocks (Cost $65,232,117)				77,631,220

		Yield
Short-Term Investments : 5.00%

Investment Companies : 5.00%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%	1,981,430	1,981,430
Wells Fargo Government Money Market Select Class (l)(u)		0.32	2,009,603	2,009,603
Total Short-Term Investments (Cost $3,991,033)				3,991,033

Total investments in securities (Cost $69,223,150)*	102.17%			81,622,253
Other assets and liabilities, net	(2.17)			(1,731,433)

Total net assets	100.00%			$79,890,820

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $70,217,491 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,415,607
Gross unrealized losses	(3,010,845)

Net unrealized gains	$11,404,762

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that at are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$5,742,838	$0	$0	$5,742,838
Consumer staples	6,167,789	0	0	6,167,789
Energy	9,198,858	0	0	9,198,858
Financials	21,486,180	0	0	21,486,180
Health care	8,440,229	0	0	8,440,229
Industrials	8,697,830	0	0	8,697,830
Information technology	8,235,051	0	0	8,235,051
Materials	3,250,406	0	0	3,250,406
Telecommunication services	1,804,074	0	0	1,804,074
Utilities	4,607,965	0	0	4,607,965
Short-term investments
Investment companies	2,009,603	0	0	2,009,603
Investments measured at net asset value*				1,981,430

Total assets	$79,640,823	$0	$0	$81,622,253

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,981,430 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.13%

Australia : 5.39%
AGL Energy Limited (Utilities, Multi-Utilities)	82,400	$1,148,760
Arrium Limited (Materials, Metals & Mining)†(a)	3,063,400	50,651
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,428,332
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,445,212
Bendigo Bank Limited (Financials, Banks)	272,500	2,248,676
Boart Longyear Limited (Industrials, Construction & Engineering)†	199,991	18,788
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)«	207,386	504,990
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	278,000	1,920,076
CSR Limited (Materials, Construction Materials)	754,900	1,957,341
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,910,899
Lendlease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,640,442
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,432,154
Metcash Limited (Consumer Staples, Food & Staples Retailing)«†	1,164,200	1,916,151
Mincor Resources NL (Materials, Metals & Mining)†(i)	570,994	143,759
Mineral Resources Limited (Industrials, Commercial Services & Supplies)	144,300	1,229,808
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,059,500	1,086,905
Panoramic Resources Limited (Materials, Metals & Mining)†	368,800	58,206
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,042,032
Qantas Airways Limited (Industrials, Airlines)	821,700	2,000,858
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)«	165,800	1,015,547
UGL Limited (Industrials, Construction & Engineering)†	152,800	283,647

		26,483,234

Austria : 1.25%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	62,900	1,762,465
Raiffeisen Bank International AG (Financials, Banks)†	81,200	1,153,920
RHI AG (Materials, Construction Materials)	64,721	1,642,031
Voestalpine AG (Materials, Metals & Mining)	47,700	1,578,651

		6,137,067

Brazil : 1.24%
Banco do Brasil SA (Financials, Banks)	309,500	2,224,543
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	739,874
JBS SA (Consumer Staples, Food Products)	805,600	3,118,419

		6,082,836

Canada : 1.53%
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	5,299,524
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,214,427

		7,513,951

China : 2.89%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	378,511
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,667,042
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,155,461
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,137,759
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,848,741
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	910,000	1,503,851
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	676,200	1,856,651
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,174,919
TCL Communication Technology Holdings Limited H Shares (Information Technology, Technology Hardware, Storage & Peripherals)	1,586,000	1,476,100

		14,199,035

Czech Republic : 0.20%
CEZ AS (Utilities, Electric Utilities)	57,500	1,003,555

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Denmark : 1.07%
Danske Bank AS (Financials, Banks)	132,300	$3,882,603
Sydbank AS (Financials, Banks)	43,000	1,362,460

		5,245,063

Finland : 0.35%
Tieto Oyj (Information Technology, IT Services)	58,300	1,739,572

France : 8.49%
Alstom SA (Industrials, Machinery)†	39,200	1,036,954
AXA SA (Financials, Insurance)	132,200	2,775,245
BNP Paribas SA (Financials, Banks)	49,100	2,497,722
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,476,089
Credit Agricole SA (Financials, Banks)	219,328	2,077,074
Electricite de France SA (Utilities, Electric Utilities)«	148,600	1,902,878
Engie SA (Utilities, Multi-Utilities)	171,900	2,740,049
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	243,000	3,710,735
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,311,833
Sanofi SA (Health Care, Pharmaceuticals)	100,200	7,719,823
SCOR SE (Financials, Insurance)	109,700	3,227,374
Societe Generale SA (Financials, Banks)	39,000	1,420,141
Thales SA (Industrials, Aerospace & Defense)	15,800	1,368,160
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,468,131

		41,732,208

Germany : 9.00%
Allianz AG (Financials, Insurance)	35,700	5,318,171
Aurubis AG (Materials, Metals & Mining)	25,900	1,364,049
BASF SE (Materials, Chemicals)	46,500	3,781,209
Bayer AG (Health Care, Pharmaceuticals)	44,600	4,774,419
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,714,908
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,242,009
Deutsche Bank AG (Financials, Capital Markets)†	130,100	1,917,036
E.ON SE (Utilities, Multi-Utilities)	87,200	803,136
Hannover Rueck SE (Financials, Insurance)	16,300	1,665,456
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,207,432
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	4,193,602
Siemens AG (Industrials, Industrial Conglomerates)	26,600	3,176,278
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	51,400	2,760,066
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,288,537

		44,206,308

Hong Kong : 2.48%
China Resources Cement Holdings Limited (Materials, Construction Materials)	2,350,000	920,909
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)(i)	2,204,000	1,906,380
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	1,886,663
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,727,665
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	2,169,190
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,601,272

		12,212,079

Hungary : 0.25%
Richter Gedeon (Health Care, Pharmaceuticals)	59,700	1,224,690

India : 0.70%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	3,416,526

Ireland : 0.86%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,014,614
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,209,619

		4,224,233

2

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Israel : 1.12%
Bank Hapoalim Limited (Financials, Banks)	542,900	$2,912,140
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,608,988

		5,521,128

Italy : 1.11%
Enel SpA (Utilities, Electric Utilities)	688,400	3,039,253
Mediobanca SpA (Financials, Banks)	324,800	2,409,283

		5,448,536

Japan : 22.75%
Adeka Corporation (Materials, Chemicals)	155,300	2,283,007
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	2,190,731
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,136,529
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	805,374
Aozora Bank Limited (Financials, Banks)	427,000	1,510,482
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	136,700	2,088,188
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,561,620
Central Glass Company Limited (Industrials, Building Products)	444,000	1,703,649
CKD Corporation (Industrials, Machinery)	171,200	1,861,499
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)«	143,100	1,089,864
Denka Company Limited (Materials, Chemicals)	682,000	2,880,530
DIC Incorporated (Materials, Chemicals)	100,700	3,060,953
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,587,624
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,954,168
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,167,244
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,571,438
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,547,496
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,368,479
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,454,578
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,086,889
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	77,100	2,262,365
Kureha Corporation (Materials, Chemicals)	271,000	1,021,505
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,983,540
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,517,566
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,484,405
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,571,896
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	2,663,485
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,189,924
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	739,576
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	556,400	3,764,365
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,582,565
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,898,117
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	181,200	7,961,486
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,118,272
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,496,684
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,480,605
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,634,355
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,496,912
Sankyu Incorporated (Industrials, Road & Rail)	370,000	2,106,316
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,782,135
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,090,610
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,513,733
Sumitomo Osaka Cement Company (Materials, Construction Materials)	444,000	2,008,331
The Keiyo Bank Limited (Financials, Banks)	62,000	252,279
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,224,501
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,601,991
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,341,584
Tsumura & Company (Health Care, Pharmaceuticals)	83,700	2,203,632
UBE Industries Limited (Materials, Chemicals)	809,000	1,469,985
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,412,685

		111,785,747

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo International Value Portfolio

Security name	Shares	Value
Liechtenstein : 0.14%
VP Bank AG (Financials, Capital Markets)(i)	6,558	$666,435

Netherlands : 2.26%
Aegon NV (Financials, Insurance)	334,000	1,368,787
ING Groep NV (Financials, Banks)	237,100	2,967,390
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	281,832	6,747,943

		11,084,120

Norway : 1.23%
Atea ASA (Information Technology, IT Services)(i)	84,900	832,927
DNB Nor ASA (Financials, Banks)	148,800	1,808,939
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,507,065
Yara International ASA (Materials, Chemicals)	53,600	1,902,719

		6,051,650

Poland : 0.44%
Asseco Poland SA (Information Technology, Software)	101,800	1,484,928
KGHM Polska Miedz SA (Materials, Metals & Mining)«	36,500	684,080

		2,169,008

Portugal : 0.23%
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,362,100	1,136,477

Russia : 0.95%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	150,014	1,957,683
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	11,642
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,702,296

		4,671,621

Singapore : 0.81%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,497,508
United Overseas Bank Limited (Financials, Banks)	113,000	1,493,728

		3,991,236

South Africa : 0.33%
Barclays Africa Group Limited (Financials, Banks)	161,100	1,631,600

South Korea : 2.47%
BNK Financial Group Incorporated (Financials, Banks)	13,188	104,676
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,200,673
Industrial Bank of Korea (Financials, Banks)	192,500	2,028,587
KT&G Corporation (Consumer Staples, Tobacco)	31,300	3,284,395
Kwangju Bank (Financials, Banks)	13,510	113,532
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	19,000	3,723,318
Woori Bank (Financials, Banks)	178,044	1,692,616

		12,147,797

Spain : 1.95%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	1,926,737
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	397,500	2,427,568
Gas Natural SDG SA (Utilities, Gas Utilities)	209,300	4,320,246
International Consolidated Airlines Group SA (Industrials, Airlines)	182,900	919,870

		9,594,421

Sweden : 2.02%
Boliden AB (Materials, Metals & Mining)	128,900	2,729,883
Nordea Bank AB (Financials, Banks)	177,300	1,733,514
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,416,730
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	304,500	2,171,532

4

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Sweden (continued)
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	$1,883,664

		9,935,323

Switzerland : 6.25%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,677,066
Baloise Holding AG (Financials, Insurance)	28,800	3,425,957
Credit Suisse Group AG (Financials, Capital Markets)	273,395	3,560,765
Georg Fischer AG (Industrials, Machinery)	3,000	2,412,689
Swiss Life Holding AG (Financials, Insurance)	17,800	4,452,036
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,388,186
UBS Group AG (Financials, Capital Markets)	158,900	2,297,349
Valiant Holding AG (Financials, Banks)	22,700	2,142,946
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,370,840

		30,727,834

Taiwan : 0.51%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,501,836

Thailand : 1.20%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,134,170
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	2,051,853
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,711,950

		5,897,973

United Kingdom : 16.59%
3i Group plc (Financials, Capital Markets)	409,100	3,301,152
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	591,775
AstraZeneca plc (Health Care, Pharmaceuticals)	36,700	2,365,774
Aviva plc (Financials, Insurance)	314,900	1,771,480
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	6,645,616
Barclays plc (Financials, Banks)	715,000	1,617,258
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	2,066,745
Bellway plc (Consumer Discretionary, Household Durables)	51,700	1,581,833
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	75,800	2,659,621
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	108,600	1,277,768
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,138,200	6,395,507
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	252,200	1,279,500
Carillion plc (Industrials, Construction & Engineering)	496,300	1,695,765
Centrica plc (Utilities, Multi-Utilities)	898,500	2,744,365
Chemring Group plc (Industrials, Aerospace & Defense)	341,066	641,575
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	264,876	1,617,719
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	985,321
easyJet plc (Industrials, Airlines)	103,400	1,500,365
Firstgroup plc (Industrials, Road & Rail)†	952,400	1,374,457
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	164,700	3,544,759
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,211,800	3,823,832
Kingfisher plc (Consumer Discretionary, Specialty Retail)	507,900	2,475,046
Lloyds Banking Group plc (Financials, Banks)	2,460,500	1,917,601
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	379,900	1,719,589
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,069,129
Meggitt plc (Industrials, Aerospace & Defense)	328,500	2,020,104
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	236,800	799,462
Mitie Group plc (Industrials, Commercial Services & Supplies)«	539,300	1,914,923
Mondi plc (Materials, Paper & Forest Products)	117,200	2,383,928
Old Mutual plc (Financials, Insurance)	698,000	1,779,078
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)	328,000	1,366,652
Premier Foods plc (Consumer Staples, Food Products)†	73,926	49,023
Redrow plc (Consumer Discretionary, Household Durables)	388,600	1,895,727
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	245,400	6,258,034
Royal Mail plc (Industrials, Air Freight & Logistics)	382,800	2,583,742
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,400,201
Vesuvius plc (Industrials, Machinery)	145,400	668,262

5

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo International Value Portfolio

Security name				Shares	Value
United Kingdom (continued)
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)				679,700	$1,758,319

					81,541,007

United States : 0.07%
Diebold Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)				11,544	320,582

Total Common Stocks (Cost $529,144,428)					482,244,688

		Dividend yield
Preferred Stocks : 0.30%

Brazil : 0.30%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±		5.88%		349,800	1,169,900
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		4.88		109,056	295,504

Total Preferred Stocks (Cost $3,545,600)					1,465,404

			Expiration date
Rights : 0.01%

Thailand : 0.01%
Bangchak Petroleum Pub (Energy, Oil, Gas & Consumable Fuels)(a)†			11-9-2016	109,445	31,604

Total Rights (Cost $0)					31,604

		Yield
Short-Term Investments : 1.69%

Investment Companies : 1.69%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51		8,025,467	8,025,467
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32		273,882	273,882
Total Short-Term Investments (Cost $8,299,349)					8,299,349

Total investments in securities (Cost $540,989,377)*	100.13%				492,041,045
Other assets and liabilities, net	(0.13)				(623,947)

Total net assets	100.00%				$491,417,098

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $542,363,025 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,688,148
Gross unrealized losses	(103,010,128)

Net unrealized losses	$(50,321,980)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

6

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$26,432,583	$0	$50,651	$26,483,234
Austria	6,137,067	0	0	6,137,067
Brazil	6,082,836	0	0	6,082,836
Canada	7,513,951	0	0	7,513,951
China	14,199,035	0	0	14,199,035
Czech Republic	1,003,555	0	0	1,003,555
Denmark	5,245,063	0	0	5,245,063
Finland	1,739,572	0	0	1,739,572
France	41,732,208	0	0	41,732,208
Germany	44,206,308	0	0	44,206,308
Hong Kong	12,212,079	0	0	12,212,079
Hungary	1,224,690	0	0	1,224,690
India	3,416,526	0	0	3,416,526
Ireland	4,224,233	0	0	4,224,233
Israel	5,521,128	0	0	5,521,128
Italy	5,448,536	0	0	5,448,536
Japan	111,785,747	0	0	111,785,747
Liechtenstein	666,435	0	0	666,435
Netherlands	11,084,120	0	0	11,084,120

Norway	6,051,650	0	0	6,051,650
Poland	2,169,008	0	0	2,169,008
Portugal	1,136,477	0	0	1,136,477
Russia	4,671,621	0	0	4,671,621
Singapore	3,991,236	0	0	3,991,236
South Africa	1,631,600	0	0	1,631,600
South Korea	12,147,797	0	0	12,147,797
Spain	9,594,421	0	0	9,594,421
Sweden	9,935,323	0	0	9,935,323
Switzerland	30,727,834	0	0	30,727,834
Taiwan	2,501,836	0	0	2,501,836
Thailand	5,897,973	0	0	5,897,973
United Kingdom	81,541,007	0	0	81,541,007
United States	320,582	0	0	320,582
Preferred stocks
Brazil	1,465,404	0	0	1,465,404
Rights
Thailand	0	31,604	0	31,604
Short-term investments
Investment companies	273,882	0	0	273,882
Investments measured at net asset value*				8,025,467

Total assets	$483,933,323	$31,604	$50,651	$492,041,045

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $8,025,467 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.72%

Consumer Discretionary : 12.81%

Hotels, Restaurants & Leisure : 2.94%
Brinker International Incorporated	86,707	$4,657,033
Carnival Corporation	119,800	5,726,440

		10,383,473

Household Durables : 1.36%
Whirlpool Corporation	26,800	4,787,552

Media : 5.20%
Omnicom Group Incorporated	117,646	10,132,850
Twenty-First Century Fox Incorporated Class A	334,251	8,202,520

		18,335,370

Specialty Retail : 1.06%
Tiffany & Company	52,380	3,738,361

Textiles, Apparel & Luxury Goods : 2.25%
Gildan Activewear Incorporated	269,079	7,932,449

Consumer Staples : 5.17%

Beverages : 1.59%
Diageo plc ADR «	49,720	5,592,504

Personal Products : 2.01%
Unilever NV ADR	153,849	7,093,977

Tobacco : 1.57%
Philip Morris International	55,300	5,526,129

Energy : 5.16%

Oil, Gas & Consumable Fuels : 5.16%
Chevron Corporation	34,400	3,459,952
Exxon Mobil Corporation	94,000	8,191,160
World Fuel Services Corporation	146,423	6,527,537

		18,178,649

Financials : 26.90%

Banks : 8.91%
Bank of America Corporation	567,450	9,158,643
JPMorgan Chase & Company	185,167	12,498,773
PNC Financial Services Group Incorporated	108,233	9,751,793

		31,409,209

Capital Markets : 3.25%
State Street Corporation	163,304	11,470,473

Consumer Finance : 1.96%
American Express Company	105,400	6,912,132

Diversified Financial Services : 2.33%
Berkshire Hathaway Incorporated Class B †	54,540	8,207,725

Insurance : 9.74%
Chubb Limited	54,900	6,968,457
FNF Group	225,600	8,502,864
RenaissanceRe Holdings Limited	82,490	9,874,053

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Insurance (continued)
The Progressive Corporation	276,700	$9,009,352

		34,354,726

Real Estate Management & Development : 0.71%
CBRE Group Incorporated Class A †	83,620	2,499,402

Health Care : 13.77%

Health Care Equipment & Supplies : 3.96%
Abbott Laboratories	206,000	8,656,120
Becton Dickinson & Company	30,000	5,316,300

		13,972,420

Health Care Providers & Services : 7.94%
Cardinal Health Incorporated	94,440	7,524,035
Laboratory Corporation of America Holdings †	89,150	12,207,310
UnitedHealth Group Incorporated	60,815	8,273,881

		28,005,226

Pharmaceuticals : 1.87%
Johnson & Johnson	55,215	6,589,358

Industrials : 18.77%

Aerospace & Defense : 1.99%
Rockwell Collins Incorporated	83,667	7,002,091

Air Freight & Logistics : 1.98%
United Parcel Service Incorporated Class B	64,000	6,990,080

Electrical Equipment : 3.24%
AMETEK Incorporated	48,400	2,359,500
Eaton Corporation plc	136,500	9,082,710

		11,442,210

Industrial Conglomerates : 1.30%
3M Company	25,600	4,588,544

Machinery : 4.69%
Donaldson Company Incorporated	191,264	7,181,963
Parker-Hannifin Corporation	76,271	9,345,486

		16,527,449

Trading Companies & Distributors : 5.57%
AerCap Holdings NV †	252,800	10,104,416
W.W. Grainger Incorporated «	21,700	5,005,322
WESCO International Incorporated †	73,000	4,537,680

		19,647,418

Information Technology : 6.74%

IT Services : 4.76%
Alliance Data Systems Corporation †	36,388	7,444,257
Cognizant Technology Solutions Corporation Class A †	88,100	5,060,464
The Western Union Company	199,900	4,301,848

		16,806,569

Semiconductors & Semiconductor Equipment : 1.98%
Linear Technology Corporation	119,800	6,977,152

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name			Shares	Value
Materials : 5.40%

Chemicals : 1.80%
Axalta Coating Systems Limited †			221,850	$6,349,347

Containers & Packaging : 3.60%
Ball Corporation			42,600	3,373,494
Crown Holdings Incorporated †			171,851	9,319,480

				12,692,974

Total Common Stocks (Cost $259,742,386)				334,012,969

		Yield
Short-Term Investments : 15.69%

Investment Companies : 15.69%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%	6,655,850	6,655,850
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	48,661,292	48,661,292

Total Short-Term Investments (Cost $55,317,142)				55,317,142

Total investments in securities (Cost $315,059,528)*	110.41%			389,330,111
Other assets and liabilities, net	(10.41)			(36,722,953)

Total net assets	100.00%			$352,607,158

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $323,948,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,545,862
Gross unrealized losses	(12,164,183)

Net unrealized gains	$65,381,679

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$45,177,205	$0	$0	$45,177,205
Consumer staples	18,212,610	0	0	18,212,610
Energy	18,178,649	0	0	18,178,649
Financials	94,853,667	0	0	94,853,667
Health care	48,567,004	0	0	48,567,004
Industrials	66,197,792	0	0	66,197,792
Information technology	23,783,721	0	0	23,783,721
Materials	19,042,321	0	0	19,042,321
Short-term investments
Investment companies	48,661,292	0	0	48,661,292
Investments measured at net asset value*				6,655,850

Total assets	$382,674,261	$0	$0	$389,330,111

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $6,655,850 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 14.98%

Consumer Staples : 3.80%

Beverages : 0.48%
Constellation Brands Incorporated Class A	777	$127,467
The Coca-Cola Company	4,911	213,285

		340,752

Food & Staples Retailing : 0.56%
The Kroger Company	2,322	74,281
Wal-Mart Stores Incorporated	1,967	140,522
Walgreens Boots Alliance Incorporated	2,239	180,710

		395,513

Food Products : 1.18%
Biostime International Holdings Limited «†	176,000	447,399
Marine Harvest ASA	4,555	70,407
Mead Johnson Nutrition Company	1,081	91,961
Mondelez International Incorporated Class A	2,443	109,984
The Hershey Company	459	45,850
The Kraft Heinz Company	856	76,603

		842,204

Household Products : 1.25%
Church & Dwight Company Incorporated	1,217	120,994
Reckitt Benckiser Group plc	4,626	446,728
The Clorox Company	409	53,595
The Procter & Gamble Company	3,034	264,899

		886,216

Personal Products : 0.08%
The Estee Lauder Companies Incorporated Class A	640	57,107

Tobacco : 0.25%
Philip Morris International	1,788	178,675

Energy : 3.38%

Energy Equipment & Services : 0.36%
Halliburton Company	3,622	155,782
Schlumberger Limited	1,223	96,617

		252,399

Oil, Gas & Consumable Fuels : 3.02%
Anadarko Petroleum Corporation	1,937	103,571
BP plc	104,961	589,772
Chevron Corporation	3,196	321,454
Cimarex Energy Company	1,033	136,542
Eni SpA	32,056	484,148
EOG Resources Incorporated	1,747	154,592
Occidental Petroleum Corporation	2,026	155,698
Phillips 66 Company	1,078	84,569
Pioneer Natural Resources Company	672	120,322

		2,150,668

Financials : 3.41%

REITs : 3.41%
American Homes 4 Rent Class A	2,904	63,510
American Tower Corporation	2,963	335,945

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name			Shares	Value
REITs (continued)
AvalonBay Communities Incorporated			1,211	$211,937
Boston Properties Incorporated			1,795	251,533
Camden Property Trust			1,662	145,874
Equinix Incorporated			384	141,562
Essex Property Trust Incorporated			449	101,968
General Growth Properties Incorporated			6,583	191,829
Host Hotels & Resorts Incorporated			5,784	103,071
Physicians Realty Trust			11,071	237,030
Prologis Incorporated			3,253	172,767
Public Storage Incorporated			484	108,387
Simon Property Group Incorporated			969	208,790
Ventas Incorporated			2,122	154,206

				2,428,409

Materials : 4.39%

Chemicals : 1.46%
Akzo Nobel NV			8,858	598,570
Dow Chemical Company			1,952	104,705
Ecolab Incorporated			487	59,925
International Flavors & Fragrances Incorporated			282	39,080
LyondellBasell Industries NV Class A			495	39,051
Monsanto Company			272	28,968
PolyOne Corporation			1,203	41,467
PPG Industries Incorporated			562	59,505
Praxair Incorporated			577	70,417

				1,041,688

Construction Materials : 0.08%
Martin Marietta Materials Incorporated			297	54,360

Containers & Packaging : 0.10%
Crown Holdings Incorporated †			1,324	71,801

Metals & Mining : 2.75%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares			4,600	232,990
Barrick Gold Corporation			5,000	85,050
Detour Gold Corporation †			9,800	221,199
Fresnillo plc			8,800	185,585
Goldcorp Incorporated-U.S. Exchange Traded Shares			1,051	16,017
Newmont Mining Corporation			8,600	328,864
Randgold Resources Limited ADR			3,050	285,633
Royal Gold Incorporated			2,724	199,724
Silver Wheaton Corporation-U.S. Exchange Traded Shares			7,000	177,310
Steel Dynamics Incorporated			1,792	44,118
Tahoe Resources Incorporated			14,000	182,660

				1,959,150

Total Common Stocks (Cost $9,566,904)				10,658,942

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 9.43%

Consumer Discretionary : 3.27%

Auto Components : 0.35%
American Axle & Manufacturing Incorporated	6.25%	3-15-2021	$100,000	104,500
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	28,313
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	20,000	22,700
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	90,525

				246,038

2

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services : 0.15%
Service Corporation International	5.38%	1-15-2022	$100,000	$104,630

Hotels, Restaurants & Leisure : 0.59%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	75,000	80,250
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,443
MGM Resorts International	7.63	1-15-2017	105,000	107,363
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	127,031

				418,087

Household Durables : 0.36%
CalAtlantic Group Incorporated	6.63	5-1-2020	15,000	16,838
DR Horton Incorporated	3.63	2-15-2018	135,000	137,025
Lennar Corporation	4.50	6-15-2019	100,000	105,000

				258,863

Media : 1.23%
CCO Holdings LLC	6.63	1-31-2022	125,000	131,563
CSC Holdings LLC	7.63	7-15-2018	75,000	81,375
DISH DBS Corporation	4.25	4-1-2018	130,000	133,413
Gray Television Incorporated	7.50	10-1-2020	100,000	104,000
LIN Television Corporation	6.38	1-15-2021	40,000	41,800
Mediacom LLC/Mediacom Capital Corporation	7.25	2-15-2022	70,000	73,325
National CineMedia LLC	6.00	4-15-2022	100,000	104,500
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	78,188
Sinclair Television Group Incorporated	6.13	10-1-2022	45,000	47,588
TEGNA Incorporated	5.13	10-15-2019	50,000	51,438
TEGNA Incorporated	5.13	7-15-2020	30,000	31,050

				878,240

Multiline Retail : 0.15%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	104,125

Specialty Retail : 0.29%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	105,634
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	104,375

				210,009

Textiles, Apparel & Luxury Goods : 0.15%
The William Carter Company	5.25	8-15-2021	100,000	105,375

Consumer Staples : 0.71%

Beverages : 0.15%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	104,750

Food Products : 0.39%
B&G Foods Incorporated	4.63	6-1-2021	50,000	51,563
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	103,250
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	124,950

				279,763

Household Products : 0.17%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	124,650

Energy : 0.77%

Energy Equipment & Services : 0.14%
NGPL PipeCo LLC 144A	7.12	12-15-2017	95,000	98,919

Oil, Gas & Consumable Fuels : 0.63%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	62,275

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	6.00%	1-15-2019	$50,000	$52,625
Sabine Pass LNG LP	7.50	11-30-2016	65,000	65,894
Targa Resources Partners Incorporated	5.00	1-15-2018	130,000	132,600
Tesoro Corporation	4.25	10-1-2017	65,000	66,544
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,869

				446,807

Financials : 1.43%

Banks : 0.22%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,959
CIT Group Incorporated	5.25	3-15-2018	25,000	26,063
CIT Group Incorporated 144A	5.50	2-15-2019	25,000	26,469

				159,491

Consumer Finance : 0.90%
Ally Financial Incorporated	3.75	11-18-2019	65,000	66,463
Ally Financial Incorporated	6.25	12-1-2017	60,000	62,925
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	100,000	102,795
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	137,588
Navient Corporation	4.63	9-25-2017	130,000	132,828
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	140,569

				643,168

REITs : 0.31%
ARC Properties Operating Partnership LP	3.00	2-6-2019	100,000	100,813
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	106,251
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,450

				217,514

Health Care : 0.67%

Health Care Providers & Services : 0.63%
Centene Corporation	5.63	2-15-2021	75,000	79,781
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	130,156
HCA Incorporated	8.00	10-1-2018	115,000	128,656
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	106,750

				445,343

Life Sciences Tools & Services : 0.04%
inVentiv Health Incorporated 144A	9.00	1-15-2018	30,000	31,050

Industrials : 0.88%

Aerospace & Defense : 0.06%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	40,000	42,100

Airlines : 0.29%
American Airlines Group Incorporated	6.13	6-1-2018	100,000	104,250
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	105,000

				209,250

Building Products : 0.12%
USG Corporation	9.75	1-15-2018	80,000	87,600

Commercial Services & Supplies : 0.16%
ACCO Brands Corporation	6.75	4-30-2020	105,000	111,300

Machinery : 0.10%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	69,713

4

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors : 0.15%
Ashtead Capital Incorporated 144A	6.50%	7-15-2022	$100,000	$105,500

Information Technology : 0.47%

Communications Equipment : 0.08%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,925

Electronic Equipment, Instruments & Components : 0.11%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	81,563

Internet Software & Services : 0.16%
IAC/InterActiveCorp	4.88	11-30-2018	109,000	111,725

Software : 0.12%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	80,000	83,500

Materials : 0.59%

Chemicals : 0.12%
Ashland Incorporated	3.88	4-15-2018	80,000	82,200

Containers & Packaging : 0.31%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	131,400
Reynolds Group Holdings	5.75	10-15-2020	85,000	87,550

				218,950

Metals & Mining : 0.16%
Alcoa Incorporated	6.75	7-15-2018	60,000	64,764
Steel Dynamics Incorporated	6.13	8-15-2019	50,000	51,625

				116,389

Telecommunication Services : 0.58%

Diversified Telecommunication Services : 0.43%
Frontier Communications Corporation	8.13	10-1-2018	60,000	66,000
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	82,031
SBA Communications Corporation	5.63	10-1-2019	80,000	82,400
Sirius XM Radio Incorporated 144A	5.88	10-1-2020	70,000	72,275

				302,706

Wireless Telecommunication Services : 0.15%
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,219
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	102,000

				107,219

Utilities : 0.06%

Independent Power & Renewable Electricity Producers : 0.06%
NRG Energy Incorporated	7.63	1-15-2018	40,000	42,850

Total Corporate Bonds and Notes (Cost $6,656,617)				6,706,312

Loans : 2.94%

Consumer Discretionary : 0.60%

Auto Components : 0.14%
Allison Transmission Incorporated ±	3.50	8-23-2019	99,744	99,940

Media : 0.27%
Live Nation Entertainment Incorporated ±	3.50	8-16-2020	99,744	99,931

5

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Virgin Media Investment Holdings Limited ±	3.65%	6-30-2023	$90,898	$90,886

				190,817

Multiline Retail : 0.19%
Michaels Stores Incorporated ±	3.75	1-28-2020	132,602	133,080

Financials : 0.19%

Diversified Financial Services : 0.19%
Delos Finance SARL ±	3.50	3-6-2021	135,000	135,386

Health Care : 0.28%

Health Care Equipment & Supplies : 0.12%
Prestige Brands Incorporated ±	3.53	9-3-2021	83,048	83,338

Health Care Providers & Services : 0.16%
Community Health Systems Incorporated ±	4.08	12-31-2018	118,263	116,464

Industrials : 0.73%

Aerospace & Defense : 0.17%
TransDigm Incorporated ±	3.75	2-28-2020	118,215	117,933

Airlines : 0.19%
Delta Air Lines Incorporated ±	3.25	8-24-2022	133,988	134,183

Commercial Services & Supplies : 0.37%
KAR Auction Services Incorporated ±	3.94	3-9-2021	132,433	133,151
ServiceMaster Company ±	4.25	7-1-2021	132,970	133,768

				266,919

Information Technology : 0.44%

Internet Software & Services : 0.09%
Zayo Group LLC ±	3.75	5-6-2021	62,460	62,507

IT Services : 0.14%
First Data Corporation ±	4.27	7-8-2022	100,000	100,275

Semiconductors & Semiconductor Equipment : 0.21%
Avago Technologies ± %%<	3.51	2-1-2023	97,641	98,482
NXP Semiconductors NV ±	3.75	12-7-2020	53,320	53,603

				152,085

Materials : 0.37%

Chemicals : 0.19%
Ineos US Finance LLC ±	3.75	12-15-2020	132,637	132,282

Containers & Packaging : 0.18%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	132,602	132,311

Telecommunication Services : 0.19%

Diversified Telecommunication Services : 0.19%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	135,618

Utilities : 0.14%

Independent Power & Renewable Electricity Producers : 0.14%
Calpine Corporation ± %%<	3.84	1-15-2023	100,000	100,479

Total Loans (Cost $2,086,811)				2,093,617

6

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 66.60%
TIPS	0.13%	4-15-2018	$286,721	$288,012
TIPS	0.13	4-15-2019	1,583,982	1,597,237
TIPS	0.13	4-15-2020	3,895,408	3,931,110
TIPS	0.13	4-15-2021	2,364,293	2,386,226
TIPS	0.13	1-15-2022	1,554,681	1,567,513
TIPS	0.13	7-15-2022	1,692,601	1,709,840
TIPS	0.13	1-15-2023	1,759,393	1,768,243
TIPS	0.13	7-15-2024	1,908,238	1,914,342
TIPS	0.13	7-15-2026	784,267	784,971
TIPS	0.25	1-15-2025	1,577,218	1,590,033
TIPS	0.38	7-15-2023	2,247,339	2,303,158
TIPS	0.38	7-15-2025	1,834,440	1,874,605
TIPS	0.63	7-15-2021	1,432,916	1,486,674
TIPS	0.63	1-15-2024	1,771,458	1,839,788
TIPS	0.63	1-15-2026	2,804,567	2,922,255
TIPS	0.63	2-15-2043	576,554	580,596
TIPS	0.75	2-15-2042	858,621	888,070
TIPS	0.75	2-15-2045	1,187,248	1,232,544
TIPS	1.00	2-15-2046	793,393	883,360
TIPS	1.13	1-15-2021	1,707,728	1,798,603
TIPS	1.25	7-15-2020	1,281,951	1,356,892
TIPS	1.38	7-15-2018	575,595	596,030
TIPS	1.38	1-15-2020	1,170,257	1,232,243
TIPS	1.38	2-15-2044	894,514	1,066,470
TIPS	1.63	1-15-2018	316,371	324,524
TIPS	1.75	1-15-2028	684,512	796,133
TIPS	1.88	7-15-2019	530,522	565,422
TIPS	2.00	1-15-2026	728,586	847,854
TIPS	2.13	1-15-2019	465,858	492,732
TIPS	2.13	2-15-2040	390,278	521,555
TIPS	2.13	2-15-2041	385,196	519,454
TIPS	2.38	1-15-2025	1,163,526	1,375,376
TIPS	2.38	1-15-2027	657,311	798,674
TIPS	2.50	1-15-2029	667,917	843,978
TIPS	2.63	7-15-2017	58,144	59,765
TIPS	3.38	4-15-2032	203,672	297,641
TIPS	3.63	4-15-2028	1,050,535	1,444,810
TIPS	3.88	4-15-2029	630,410	904,596

Total U.S. Treasury Securities (Cost $45,436,562)				47,391,329

Yankee Corporate Bonds and Notes : 1.38%

Consumer Discretionary : 0.29%

Auto Components : 0.15%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	100,000	103,750

Automobiles : 0.14%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	103,000

Consumer Staples : 0.15%

Food & Staples Retailing : 0.15%
Tesco plc 144A	5.50	11-15-2017	100,000	103,672

Financials : 0.23%

Banks : 0.23%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,400
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	82,457

				165,857

7

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Real Return Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 0.14%

Pharmaceuticals : 0.14%
Mallinckrodt International Finance SA		3.50%	4-15-2018	$100,000	$100,125

Information Technology : 0.15%

Communications Equipment : 0.15%
Nokia Corporation		5.38	5-15-2019	100,000	108,125

Materials : 0.42%

Containers & Packaging : 0.14%
Ardagh Packaging Finance plc 144A±		3.65	12-15-2019	100,000	101,000

Metals & Mining : 0.28%
ArcelorMittal SA		6.13	6-1-2018	60,000	63,450
Novelis Incorporated		8.75	12-15-2020	130,000	136,175

					199,625

Total Yankee Corporate Bonds and Notes (Cost $976,817)					985,154

		Yield		Shares
Short-Term Investments : 4.93%

Investment Companies : 4.86%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51		234,960	234,960
Wells Fargo Government Money Market Select Class (l)(u)##		0.32		3,223,368	3,223,368

					3,458,328

				Principal
U.S. Treasury Securities : 0.07%
U.S. Treasury Bill (z)#		0.25	9-15-2016	$50,000	49,996

Total Short-Term Investments (Cost $3,508,323)					3,508,324

Total investments in securities (Cost $68,232,034)*	100.26%				71,343,678
Other assets and liabilities, net	(0.26)				(184,821)

Total net assets	100.00%				$71,158,857

«	All or a portion of this security is on loan.
†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $68,326,069 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,432,829
Gross unrealized losses	(415,220)

Net unrealized gains	$3,017,609

8

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

9

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of August 31, 2016, the Portfolio had unfunded loan commitments of $130,263.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$2,700,467	$0	$0	$2,700,467
Energy	2,403,067	0	0	2,403,067
Financials	2,428,409	0	0	2,428,409
Materials	3,126,999	0	0	3,126,999
Corporate bonds and notes	0	6,706,312	0	6,706,312
Loans	0	2,093,617	0	2,093,617
U.S. Treasury securities	47,391,329	0	0	47,391,329
Yankee corporate bonds and notes	0	985,154	0	985,154
Short-term investments
Investment companies	3,223,368	0	0	3,223,368
U.S. Treasury securities	49,996	0	0	49,996
Investments measured at net asset value*				234,960

Total assets	$61,323,635	$9,785,083	$0	$71,343,678

Liabilities
Futures contracts	$406	$0	$0	$406

Total liabilities	$406	$0	$0	$406

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $234,960 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At August 31, 2016, the Portfolio had short and long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized losses
12-20-2016	JPMorgan	3 Short	U.S. Treasury Bonds	$511,125	$(76)
12-30-2016	JPMorgan	14 Short	5-Year U.S. Treasury Notes	1,697,500	(1,328)
12-20-2016	JPMorgan	3 Long	10-Year U.S. Treasury Notes	392,766	(703)

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.41%
FHLMC ±	2.54%	7-1-2042	$3,541,998	$3,647,541
FHLMC ±	2.82	5-1-2045	2,846,356	2,944,277
FHLMC %%	3.00	10-13-2046	28,200,000	29,182,592
FHLMC ±	3.10	2-1-2045	3,247,586	3,368,341
FHLMC	3.50	11-1-2029	1,049,999	1,115,516
FHLMC	3.50	1-1-2030	1,740,900	1,864,353
FHLMC	3.50	4-1-2030	7,726,782	8,304,335
FHLMC	3.50	6-1-2030	2,196,852	2,362,014
FHLMC	3.50	7-1-2030	2,623,490	2,821,211
FHLMC	3.50	7-1-2030	3,148,051	3,385,556
FHLMC	3.50	8-1-2030	508,498	546,713
FHLMC	3.50	8-1-2030	3,130,044	3,366,294
FHLMC	3.50	9-1-2030	412,283	441,998
FHLMC	3.50	10-1-2030	1,226,024	1,318,791
FHLMC	3.50	10-1-2030	597,453	642,362
FHLMC	3.50	10-1-2030	831,848	885,282
FHLMC	3.50	10-1-2030	444,797	478,551
FHLMC	3.50	10-1-2030	983,906	1,058,557
FHLMC	3.50	10-1-2030	1,360,115	1,463,612
FHLMC	3.50	11-1-2030	738,202	784,964
FHLMC	3.50	11-1-2030	1,966,303	2,116,397
FHLMC	3.50	11-1-2030	3,920,018	4,218,927
FHLMC	3.50	11-1-2030	2,267,893	2,440,477
FHLMC	3.50	11-1-2030	484,744	519,675
FHLMC	3.50	12-1-2030	46,617	50,171
FHLMC	3.50	12-1-2030	160,112	171,646
FHLMC	3.50	12-1-2030	6,533,230	7,004,128
FHLMC	3.50	1-1-2031	2,833,259	3,049,533
FHLMC	3.50	1-1-2031	478,189	514,559
FHLMC	3.50	1-1-2031	5,967,522	6,419,976
FHLMC	3.50	1-1-2031	6,916,434	7,442,056
FHLMC	3.50	2-1-2031	962,211	1,035,689
FHLMC	3.50	3-1-2031	3,454,682	3,718,885
FHLMC	3.50	4-1-2031	3,596,850	3,871,953
FHLMC	3.50	6-1-2031	2,099,262	2,260,159
FHLMC	3.50	7-1-2031	1,402,212	1,509,506
FHLMC	3.50	7-1-2032	15,058,711	16,035,982
FHLMC	3.50	5-1-2034	746,216	792,300
FHLMC	3.50	11-1-2035	215,820	231,587
FHLMC	3.50	12-1-2035	2,136,508	2,287,468
FHLMC	3.50	4-1-2042	2,000,044	2,142,574
FHLMC	3.50	7-1-2043	1,164,829	1,250,173
FHLMC	3.50	8-1-2043	3,467,236	3,714,627
FHLMC	3.50	4-1-2044	15,674,301	16,820,213
FHLMC	3.50	7-1-2045	700,239	737,244
FHLMC	3.50	8-1-2045	1,242,955	1,324,630
FHLMC	3.50	10-1-2045	688,901	734,170
FHLMC	3.50	12-1-2045	725,995	773,701
FHLMC	3.50	12-1-2045	13,936,180	14,851,956
FHLMC	3.50	12-1-2045	763,440	813,608
FHLMC	3.50	1-1-2046	7,868,550	8,386,150
FHLMC	3.50	1-1-2046	2,863,929	3,052,316
FHLMC	3.50	2-1-2046	15,637,709	16,666,385
FHLMC	3.50	2-1-2046	11,030,375	11,755,975
FHLMC	3.50	3-1-2046	10,397,678	11,081,665
FHLMC	3.50	4-1-2046	978,803	1,041,986
FHLMC	3.50	6-1-2046	2,556,120	2,721,122
FHLMC %%	3.50	10-13-2046	25,600,000	26,915,499
FHLMC	4.00	10-1-2029	1,808,053	1,965,727
FHLMC	4.00	11-1-2035	834,046	904,987
FHLMC	4.00	4-1-2044	1,745,544	1,866,610
FHLMC	4.00	8-1-2044	19,356,467	21,178,510
FHLMC	4.00	8-1-2044	1,345,844	1,460,871
FHLMC	4.00	2-1-2045	5,138,805	5,619,249
FHLMC	4.00	9-1-2045	828,170	895,164
FHLMC	4.00	10-1-2045	3,999,781	4,342,329
FHLMC	4.00	10-1-2045	939,897	1,015,928
FHLMC	4.00	10-1-2045	1,267,639	1,370,176

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	10-1-2045	$2,452,537	$2,685,918
FHLMC	4.00	10-1-2045	1,246,227	1,352,997
FHLMC	4.00	10-1-2045	13,940,263	15,170,089
FHLMC	4.00	11-1-2045	1,665,572	1,800,303
FHLMC	4.00	11-1-2045	750,281	810,973
FHLMC	4.00	11-1-2045	801,332	866,151
FHLMC	4.00	11-1-2045	1,822,417	1,978,864
FHLMC	4.00	12-1-2045	1,451,137	1,568,526
FHLMC	4.00	12-1-2045	2,025,890	2,218,675
FHLMC	4.00	12-1-2045	1,703,155	1,849,357
FHLMC	4.00	12-1-2045	1,493,999	1,614,853
FHLMC	4.00	2-1-2046	2,697,073	2,929,883
FHLMC	4.00	2-1-2046	1,895,471	2,048,746
FHLMC	4.00	3-1-2046	5,371,368	5,835,015
FHLMC	4.00	4-1-2046	1,013,199	1,095,133
FHLMC	4.00	4-1-2046	1,190,725	1,293,509
FHLMC	4.00	6-1-2046	2,882,070	3,115,135
FHLMC	4.00	6-1-2046	1,649,156	1,792,067
FHLMC	4.00	6-1-2046	2,026,779	2,190,677
FHLMC	4.00	7-1-2046	1,692,166	1,839,378
FHLMC	4.50	8-1-2020	8,084,022	8,346,540
FHLMC	5.00	6-1-2044	4,456,845	5,027,155
FHLMC	6.00	8-1-2017	4,503	4,561
FHLMC	6.00	10-1-2017	9,291	9,400
FHLMC	6.00	2-1-2023	29,178	33,181
FHLMC	6.50	4-1-2021	2,126	2,198
FHLMC Series 1590 Class IA ±	1.56	10-15-2023	29,400	30,122
FHLMC Series 1897 Class K	7.00	9-15-2026	979	1,094
FHLMC Series 1935 Class FL ±	1.21	2-15-2027	2,687	2,733
FHLMC Series 2423 Class MC	7.00	3-15-2032	16,471	19,003
FHLMC Series 300 Class 300	3.00	1-15-2043	15,027,155	15,592,577
FHLMC Series 4425 Class A	4.00	9-15-2040	4,478,984	4,754,035
FNMA ¤	0.00	10-9-2019	11,585,000	11,093,981
FNMA ±	1.94	6-1-2017	203	204
FNMA ±	2.43	6-1-2042	3,271,960	3,375,017
FNMA ±	2.51	2-1-2042	7,563,234	7,917,536
FNMA ±	2.74	6-1-2041	6,217,534	6,549,475
FNMA ±	2.75	1-1-2045	5,134,485	5,301,940
FNMA ±	2.75	1-1-2045	2,047,998	2,121,153
FNMA ±	2.81	5-1-2038	578,449	610,974
FNMA ±	2.83	5-1-2043	1,433,420	1,489,130
FNMA	3.00	6-1-2031	17,828,216	18,682,567
FNMA	3.00	10-25-2042	12,223,550	12,670,444
FNMA %%	3.00	11-14-2046	44,000,000	45,471,250
FNMA ±	3.20	10-1-2043	2,077,221	2,171,783
FNMA	3.50	12-1-2029	2,642,941	2,817,165
FNMA	3.50	1-1-2030	5,883,794	6,287,469
FNMA	3.50	2-1-2030	3,983,049	4,257,286
FNMA	3.50	7-1-2030	954,563	1,017,306
FNMA	3.50	7-1-2030	3,155,641	3,384,624
FNMA	3.50	8-1-2030	2,029,071	2,176,304
FNMA	3.50	1-1-2031	2,315,211	2,454,889
FNMA	3.50	1-1-2031	3,038,961	3,263,971
FNMA	3.50	2-1-2031	2,390,915	2,568,013
FNMA	3.50	2-1-2031	1,871,477	2,003,417
FNMA	3.50	2-1-2031	3,530,158	3,791,937
FNMA	3.50	4-1-2031	8,134,203	8,707,193
FNMA	3.50	4-1-2031	5,733,240	6,137,540
FNMA	3.50	4-1-2031	742,140	794,736
FNMA	3.50	4-1-2031	1,947,178	2,092,426
FNMA	3.50	6-1-2031	3,208,634	3,448,280
FNMA	3.50	6-1-2031	3,140,892	3,375,780
FNMA	3.50	6-1-2031	2,414,146	2,585,716
FNMA	3.50	7-1-2031	1,492,737	1,604,394
FNMA	3.50	7-1-2031	3,100,765	3,332,667
FNMA	3.50	8-1-2031	2,329,030	2,503,210
FNMA %%	3.50	11-17-2031	23,500,000	24,782,126
FNMA	3.50	9-1-2032	4,209,762	4,520,708
FNMA	3.50	9-1-2033	1,026,352	1,102,218

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	10-1-2035	$10,247,236	$10,978,413
FNMA	3.50	10-1-2035	376,256	404,032
FNMA	3.50	11-1-2035	10,779,896	11,549,897
FNMA	3.50	11-1-2035	1,473,268	1,582,019
FNMA	3.50	3-1-2036	966,555	1,037,984
FNMA	3.50	10-1-2041	1,292,877	1,384,669
FNMA	3.50	6-1-2042	5,185,260	5,525,913
FNMA	3.50	11-1-2042	1,212,790	1,303,394
FNMA	3.50	2-1-2043	2,287,059	2,457,919
FNMA	3.50	3-1-2043	9,233,796	9,924,946
FNMA	3.50	4-1-2043	4,627,637	4,966,521
FNMA	3.50	6-1-2043	1,086,170	1,144,503
FNMA	3.50	7-1-2043	2,059,986	2,204,645
FNMA	3.50	7-1-2043	1,543,842	1,653,091
FNMA	3.50	1-1-2044	5,761,588	6,199,448
FNMA	3.50	3-1-2044	2,744,122	2,935,992
FNMA	3.50	3-1-2045	7,192,321	7,670,406
FNMA	3.50	6-1-2045	18,020,107	19,217,922
FNMA	3.50	8-1-2045	5,600,126	5,972,385
FNMA	3.50	8-1-2045	11,058,819	11,793,935
FNMA	3.50	10-1-2045	2,042,441	2,178,015
FNMA	3.50	11-1-2045	4,892,471	5,217,700
FNMA	3.50	1-1-2046	2,507,376	2,674,236
FNMA	3.50	1-1-2046	5,528,609	5,919,362
FNMA	3.50	2-1-2046	3,163,688	3,387,282
FNMA	3.50	2-1-2046	1,330,580	1,426,101
FNMA	3.50	3-1-2046	1,276,377	1,368,001
FNMA	3.50	3-1-2046	2,653,073	2,800,372
FNMA	3.50	4-1-2046	1,069,826	1,141,748
FNMA	3.50	4-1-2046	18,491,448	19,808,583
FNMA	3.50	5-1-2046	9,617,691	10,311,678
FNMA	3.50	7-1-2046	1,600,309	1,689,168
FNMA	3.50	8-1-2046	1,245,780	1,314,953
FNMA	3.50	8-1-2046	769,714	820,754
FNMA %%	3.50	10-13-2046	5,000,000	5,261,133
FNMA %%	3.50	11-14-2046	23,500,000	24,696,416
FNMA	4.00	1-1-2029	2,243,719	2,411,922
FNMA	4.00	7-1-2029	10,545,056	11,504,171
FNMA	4.00	11-1-2029	3,113,343	3,387,142
FNMA	4.00	11-1-2035	831,833	915,166
FNMA	4.00	11-1-2039	862,330	941,314
FNMA	4.00	11-1-2040	1,818,589	1,976,463
FNMA	4.00	12-1-2040	4,863,852	5,288,184
FNMA	4.00	9-1-2041	196,369	214,718
FNMA	4.00	10-1-2041	452,933	495,268
FNMA	4.00	10-1-2041	1,515,946	1,647,820
FNMA	4.00	11-1-2041	341,040	372,917
FNMA	4.00	12-1-2041	433,513	474,035
FNMA	4.00	1-1-2042	4,993,847	5,428,001
FNMA	4.00	7-1-2042	253,479	277,231
FNMA	4.00	10-1-2043	5,925,631	6,436,604
FNMA	4.00	12-1-2043	13,080,383	14,323,224
FNMA	4.00	4-1-2044	6,476,445	7,091,001
FNMA	4.00	5-1-2044	6,645,102	7,275,671
FNMA	4.00	12-1-2044	1,288,215	1,399,292
FNMA	4.00	12-1-2044	280,383	307,243
FNMA	4.00	3-1-2045	16,983,288	18,585,545
FNMA	4.00	5-1-2045	1,966,996	2,139,020
FNMA	4.00	5-1-2045	5,526,538	6,005,018
FNMA	4.00	6-1-2045	3,959,937	4,309,850
FNMA	4.00	6-1-2045	5,126,222	5,570,946
FNMA	4.00	6-1-2045	12,499,496	13,692,806
FNMA	4.00	7-1-2045	273,424	299,673
FNMA	4.00	7-1-2045	449,357	492,498
FNMA	4.00	8-1-2045	746,314	817,975
FNMA	4.00	8-1-2045	1,387,688	1,520,986
FNMA	4.00	8-1-2045	498,546	546,414
FNMA	4.00	9-1-2045	367,845	399,906

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	9-1-2045	$357,020	$383,522
FNMA	4.00	9-1-2045	6,552,941	7,176,822
FNMA	4.00	9-1-2045	1,460,588	1,591,871
FNMA	4.00	9-1-2045	2,191,286	2,406,548
FNMA	4.00	9-1-2045	651,966	714,561
FNMA	4.00	10-1-2045	1,296,224	1,403,581
FNMA	4.00	10-1-2045	369,502	404,982
FNMA	4.00	11-1-2045	1,256,259	1,368,399
FNMA	4.00	11-1-2045	1,467,739	1,589,298
FNMA	4.00	11-1-2045	594,087	651,128
FNMA	4.00	12-1-2045	1,167,808	1,264,527
FNMA	4.00	12-1-2045	194,921	212,376
FNMA	4.00	12-1-2045	478,270	520,427
FNMA	4.00	1-1-2046	737,178	798,207
FNMA	4.00	1-1-2046	2,390,612	2,603,934
FNMA	4.00	2-1-2046	407,570	446,693
FNMA	4.00	2-1-2046	757,933	831,850
FNMA	4.00	2-1-2046	498,073	545,880
FNMA	4.00	3-1-2046	2,632,977	2,867,938
FNMA	4.00	3-1-2046	782,983	858,132
FNMA	4.00	3-1-2046	4,856,437	5,333,786
FNMA	4.00	4-1-2046	3,061,446	3,362,364
FNMA	4.00	7-1-2046	384,204	418,610
FNMA	4.00	7-1-2046	10,624,480	11,660,610
FNMA ±	4.37	4-1-2040	2,139,868	2,274,814
FNMA	4.50	1-1-2020	3,831,097	3,945,715
FNMA	4.50	5-1-2034	2,365,961	2,638,555
FNMA	4.50	2-1-2044	13,942,504	15,430,952
FNMA	4.50	3-1-2044	1,615,860	1,811,926
FNMA	4.50	4-1-2044	4,291,116	4,816,235
FNMA	4.50	4-1-2044	7,729,084	8,600,184
FNMA	4.50	6-1-2044	688,915	751,624
FNMA	4.50	6-1-2044	5,556,217	6,182,148
FNMA	4.50	12-1-2045	221,752	248,804
FNMA	4.50	12-1-2045	318,116	353,894
FNMA	4.50	2-1-2046	209,283	234,685
FNMA	4.50	6-1-2046	10,982,829	12,325,975
FNMA	4.50	6-1-2046	11,863,671	13,361,903
FNMA	5.00	1-1-2040	4,064,065	4,603,997
FNMA	5.37	4-1-2017	2,304,000	2,315,960
FNMA	5.40	5-1-2017	2,809,170	2,833,308
FNMA	6.00	5-1-2017	3,047	3,072
FNMA	6.00	11-1-2017	842	850
FNMA	6.00	4-1-2022	12,582	14,379
FNMA	6.00	2-1-2029	11,553	13,295
FNMA	6.00	3-1-2033	64,235	74,583
FNMA	6.00	11-1-2033	23,214	26,926
FNMA	6.50	6-1-2017	1,229	1,237
FNMA	6.50	7-1-2017	8,903	8,960
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	433,348	496,021
FNMA Series 1999-54 Class LH	6.50	11-25-2029	15,110	17,694
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	83,260
FNMA Series 2007-108 Class AN ±	8.14	11-25-2037	823,142	996,437
FNMA Series 2012-134 Class LC	3.00	12-25-2042	2,622,922	2,723,901
FNMA Series 2012-411 Class A3	3.00	8-25-2042	1,902,149	1,948,802
FNMA Series 2015-18 Class HE	4.00	9-25-2041	15,360,278	16,439,149
FNMA Series 2016-59 Class CA	3.50	9-25-2043	8,023,000	8,368,779
FNMA Series 2016-M6 Class A2	2.49	5-25-2026	8,546,000	8,780,780
GNMA %%	3.00	9-21-2046	800,000	837,594
GNMA %%	3.00	10-20-2046	35,800,000	37,407,504
GNMA %%	3.00	11-21-2046	51,300,000	53,494,278
GNMA	3.50	6-15-2046	1,298,760	1,381,320
GNMA	3.50	7-15-2046	1,319,549	1,403,431
GNMA %%	3.50	9-21-2046	98,700,000	104,726,099
GNMA	4.00	10-15-2041	671,442	733,431
GNMA	4.00	2-15-2042	1,034,417	1,128,774
GNMA	4.00	10-15-2043	684,903	747,215
GNMA	4.00	3-15-2045	2,064,586	2,254,387
GNMA	4.00	5-15-2045	474,512	518,153

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.00%	7-15-2045	$848,366	$911,193
GNMA	4.00	8-15-2045	1,671,041	1,824,766
GNMA	4.00	8-20-2045	289,635	315,498
GNMA	4.00	9-15-2045	2,169,456	2,329,685
GNMA	4.00	9-15-2045	571,297	623,864
GNMA	4.00	9-20-2045	3,480,361	3,788,275
GNMA	4.00	10-15-2045	3,388,397	3,639,778
GNMA	4.00	10-15-2045	1,027,165	1,121,900
GNMA	4.00	10-20-2045	1,982,269	2,157,893
GNMA	4.00	11-15-2045	1,546,927	1,686,712
GNMA	4.00	11-20-2045	1,868,552	2,035,794
GNMA	4.00	1-20-2046	681,010	742,112
GNMA	4.00	2-20-2046	1,108,714	1,207,603
GNMA	4.00	2-20-2046	2,587,370	2,817,347
GNMA	4.00	3-20-2046	6,278,379	6,837,668
GNMA	4.00	3-20-2046	879,109	956,455
GNMA	4.00	4-15-2046	897,414	980,864
GNMA	4.00	4-20-2046	984,267	1,072,697
GNMA	4.00	5-20-2046	3,990,774	4,346,977
GNMA	4.00	5-20-2046	577,724	629,278
GNMA	4.00	6-15-2046	312,291	341,416
GNMA	4.00	6-15-2046	193,839	211,916
GNMA	4.00	6-20-2046	15,545,887	16,669,744
GNMA	4.00	7-20-2046	2,177,932	2,335,385
GNMA	4.00	8-15-2046	414,716	453,391
GNMA	4.00	8-20-2046	5,911,000	6,351,217
GNMA	4.00	8-20-2046	435,268	474,279
GNMA	4.50	3-15-2041	1,338,363	1,505,694
GNMA	4.50	4-15-2045	172,322	193,865
GNMA	4.50	5-20-2045	311,761	343,208
GNMA	4.50	5-20-2045	1,156,767	1,267,398
GNMA	4.50	6-20-2045	1,709,091	1,886,252
GNMA	4.50	6-20-2045	231,759	255,353
GNMA	4.50	7-20-2045	1,890,772	2,062,072
GNMA	4.50	8-20-2045	1,016,894	1,113,405
GNMA	4.50	10-20-2045	193,364	213,089
GNMA	4.50	1-15-2046	370,303	413,803
GNMA	4.50	1-20-2046	359,759	396,497
GNMA	4.50	2-20-2046	406,554	448,078
GNMA	4.50	4-15-2046	822,357	910,816
GNMA	4.50	5-15-2046	119,918	135,443
GNMA	4.50	5-15-2046	431,585	486,376
GNMA	4.50	5-20-2046	1,784,220	1,966,796
GNMA	4.50	6-15-2046	780,289	874,496
GNMA	4.50	6-20-2046	280,334	308,951
GNMA	5.00	11-20-2045	686,002	756,733
Structured Agency Credit Risk Debt Note Series 14-HQ1 Class M1 ±	2.17	8-25-2024	353,944	354,380
TVA	2.88	9-15-2024	7,901,000	8,556,894

Total Agency Securities (Cost $1,387,217,467)				1,399,983,058

Asset-Backed Securities : 12.85%
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	3,416,000	3,425,984
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	2,753,000	2,760,878
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	721,000	721,332
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	2,825,000	2,822,222
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,025,701
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	2,932,000	2,948,566
Avis Budget Rental Car Funding LLC Series 2016-2A Class A 144A	2.72	11-20-2022	6,880,000	6,925,687
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	1,654,221	1,653,134
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,539,000	1,540,233
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,498,000	1,502,695
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,376,879
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	2,122,000	2,122,191
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	1,925,359	1,927,332
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	3,548,000	3,621,003

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89%	5-15-2020	$4,994,000	$5,015,785
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	2,780,000	2,812,694
California Republic Auto Receivables Trust Series 2016-2 Class A2	1.34	3-15-2019	2,805,000	2,802,966
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,924,190
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	915,250	915,367
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,264,154	1,264,959
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	3,158,000	3,161,554
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,195,000	4,200,642
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,482,000	1,483,219
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	737,000	739,162
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	4,316,000	4,329,733
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	4,734,000	4,750,793
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	2,355,000	2,357,548
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,184,000	4,191,780
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,200,000	6,233,500
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	10,884,000	10,882,982
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,661,149
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,906,000	2,908,158
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	5,368,000	5,384,070
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,399,652
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	6,690,000	6,694,467
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	5,430,000	5,438,306
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,465,239
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	1,781,000	1,778,325
Capital Auto Receivables Asset Trust Series 2016-2 Class A3	1.46	6-22-2020	4,283,000	4,268,111
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	498,000	499,783
Capital One Multi Asset Execution Trust Series 2016-A5 Class A5	1.66	6-17-2024	9,228,000	9,225,259
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A	1.48	7-15-2020	11,295,000	11,340,371
Chrysler Capital Auto Receivables Series 2016-AA Class A3 144A	1.77	10-15-2020	8,321,000	8,337,057
Citibank Credit Card Issuance Trust Series 2013-A2 Class A2 ±	0.80	5-26-2020	7,628,000	7,637,269
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.94	9-10-2020	1,100,000	1,104,949
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8	1.73	4-9-2020	2,459,000	2,484,212
Discover Card Execution Note Trust Series 2016-A2 Class A2 ±	1.05	9-15-2021	3,912,000	3,935,867
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,932,091
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,051,000	9,201,913
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	10,747,000	10,999,117
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	14,875,000	15,129,572
Ford Credit Auto Owner Trust Series 2016-2 Class A 144A	2.03	12-15-2027	10,855,000	10,902,614
Ford Credit Auto Owner Trust Series 2016-B Class A4	1.52	8-15-2021	2,256,000	2,259,400
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	3,955,000	3,966,676
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	2,007,000	2,007,760
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	1.08	1-15-2022	2,963,000	2,956,350
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.41	2-15-2021	1,734,000	1,751,070
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1	1.55	7-15-2021	7,761,000	7,741,698
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	2,494,000	2,480,129
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	2,528,000	2,556,547
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,544,730
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	5,005,000	5,051,245
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	1,027,240	1,026,804
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.96	4-25-2023	2,624,000	2,614,732
Navient Student Loan Trust Series 2014-8 Class B ±	2.02	7-26-2049	56,000	50,099
Navient Student Loan Trust Series 2014-AA Class A2B 144A±	1.76	2-15-2029	4,559,000	4,544,804
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.21	9-16-2024	4,999,636	4,973,541
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	3,826,000	3,871,388
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.71	12-15-2028	1,936,000	1,921,224
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,763,860
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	8,134,000	8,585,602
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.87	1-25-2037	3,902,323	3,763,341
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.89	10-27-2036	4,235,647	4,076,424
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.82	10-25-2033	5,419,495	5,138,778
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.75	3-23-2037	5,052,000	4,784,697
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.77	12-24-2035	5,067,590	4,788,358
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.83	3-22-2032	2,863,000	2,645,001
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.32	4-25-2046	1,396,463	1,390,870
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	7,020,000	7,011,951
Nissan Auto Receivables Owner Trust Series 2016-C Class A3	1.18	1-15-2021	4,467,000	4,452,269
Nissan Auto Receivables Owner Trust Series 2016-C Class A4	1.38	1-15-2023	1,856,000	1,846,754
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	7,056,000	7,058,480
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.22	5-15-2028	1,197,143	1,184,769

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	1.26%	4-27-2026	$8,253,000	$8,189,457
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.88	7-25-2023	4,954,863	4,917,910
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.81	4-25-2025	338,152	335,566
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.85	10-25-2028	9,038,000	8,587,180
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.91	7-27-2026	1,290,886	1,294,713
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.85	10-27-2031	11,625,000	11,218,188
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.86	10-25-2029	4,012,000	3,861,553
SLM Student Loan Trust Series 2005-9 Class A ±	0.83	1-27-2025	390,118	389,731
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.82	7-25-2025	1,767,436	1,750,576
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.81	1-25-2021	5,521,000	5,333,292
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.77	7-25-2022	8,654,000	8,142,511
SLM Student Loan Trust Series 2007-2 Class B ±	0.88	7-25-2025	4,301,000	3,433,546
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.75	4-25-2019	8,190,148	8,156,767
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.79	1-25-2024	1,965,843	1,952,515
SLM Student Loan Trust Series 2010-1 Class A ±	0.92	3-25-2025	1,137,083	1,105,633
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	988,322	1,019,568
SLM Student Loan Trust Series 2011-B Class A2 144A	3.74	2-15-2029	485,795	498,901
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.27	5-26-2026	2,564,000	2,505,320
SLM Student Loan Trust Series 2012-6 Class B ±	1.52	4-27-2043	3,967,000	3,410,800
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	1,373,256	1,399,629
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	10,412,812	10,548,976
SLM Student Loan Trust Series 2012-E Class A1 144A±	1.26	10-16-2023	653,554	652,976
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.26	6-15-2045	2,626,000	2,662,173
SLM Student Loan Trust Series 2013-1 Class B ±	2.32	11-25-2043	1,264,000	1,122,212
SLM Student Loan Trust Series 2013-3 Class B ±	2.02	9-25-2043	1,866,000	1,598,503
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.17	6-25-2055	8,924,000	8,840,633
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.11	8-15-2022	111,682	111,655
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,654,700
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.56	5-17-2027	3,675,000	3,694,743
SLM Student Loan Trust Series 2013-B Class A1 144A±	1.16	7-15-2022	1,424,727	1,424,913
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,423,000	5,390,881
SLM Student Loan Trust Series 2013-B Class A2B 144A±	1.61	6-17-2030	1,028,000	1,029,935
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	4,089,000	4,157,148
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.11	3-25-2055	5,358,000	5,277,478
SLM Student Loan Trust Series 2014-2 Class B ±	2.02	1-25-2072	1,458,000	1,241,477
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	3,054,000	3,078,248
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.66	1-15-2026	1,937,000	1,942,760
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	1.11	7-17-2023	912,860	912,615
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,046,000	7,082,978
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.51	6-15-2027	6,176,000	6,091,462
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.21	2-15-2023	1,658,958	1,660,407
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	2,728,000	2,797,212
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.71	7-15-2027	5,313,000	5,286,745
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.41	7-15-2022	3,929,365	3,936,492
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	6,450,000	6,561,779
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	1.91	7-15-2027	2,535,000	2,544,264
SMB Private Education Loan Trust Series 2016-A Class A1 144A±	1.21	5-15-2023	4,743,732	4,746,041
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,561,760
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	2.01	5-15-2031	8,006,000	8,049,758
SMB Private Education Loan Trust Series 2016-B Class A1 144A±	1.14	11-15-2023	8,315,000	8,314,969
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	15,426,000	15,447,012
SMB Private Education Loan Trust Series 2016-B Class A2B 144A±	1.94	2-17-2032	9,179,000	9,212,028
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	11,013,000	11,211,006
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	4,102,000	4,100,815
Toyota Auto Receivables Owner Trust Series 2016-C Class A3	1.14	8-17-2020	5,466,000	5,449,450
Toyota Auto Receivables Owner Trust Series 2016-C Class A4	1.32	11-15-2021	3,610,000	3,593,405
Trade Maps Limited Series 2013-1A Class A 144A±	1.21	12-10-2018	6,545,000	6,529,812
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	10,165,000	10,166,692
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	829,870

Total Asset-Backed Securities (Cost $611,902,291)				611,996,952

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 19.17%

Consumer Discretionary : 1.02%

Automobiles : 0.15%
BMW US Capital LLC Company 144A	2.80%	4-11-2026	$4,420,000	$4,581,113
General Motors Company	5.00	4-1-2035	2,436,000	2,563,741

				7,144,854

Hotels, Restaurants & Leisure : 0.25%
McDonald’s Corporation	2.75	12-9-2020	2,545,000	2,648,355
McDonald’s Corporation	3.70	1-30-2026	2,899,000	3,132,891
McDonald’s Corporation	4.88	12-9-2045	5,233,000	6,190,079

				11,971,325

Household Durables : 0.12%
Newell Brands Incorporated	4.20	4-1-2026	2,390,000	2,608,965
Newell Brands Incorporated	5.50	4-1-2046	2,366,000	2,921,504

				5,530,469

Media : 0.50%
Charter Communications Operating LLC 144A	6.48	10-23-2045	5,120,000	6,291,405
Cox Communications Incorporated 144A	4.80	2-1-2035	1,732,000	1,685,110
Discovery Communications Incorporated	4.88	4-1-2043	1,375,000	1,299,441
Discovery Communications Incorporated	4.90	3-11-2026	3,560,000	3,857,054
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,644,000	2,700,560
Scripps Networks Interactive Incorporated	3.50	6-15-2022	2,166,000	2,252,042
Scripps Networks Interactive Incorporated	3.90	11-15-2024	1,843,000	1,946,225
Time Warner Cable Incorporated	6.55	5-1-2037	1,172,000	1,414,181
Viacom Incorporated	4.85	12-15-2034	2,377,000	2,399,705

				23,845,723

Consumer Staples : 1.79%

Beverages : 0.74%
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	14,129,000	15,084,346
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	8,771,000	10,606,419
The Coca-Cola Company %%	1.55	9-1-2021	5,230,000	5,220,706
The Coca-Cola Company %%	2.25	9-1-2026	4,185,000	4,180,438

				35,091,909

Food & Staples Retailing : 0.14%
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	6,265,000	6,516,571

Food Products : 0.55%
Kraft Heinz Foods Company	2.80	7-2-2020	7,779,000	8,086,924
Kraft Heinz Foods Company	3.00	6-1-2026	4,800,000	4,864,570
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,374,885
WM Wrigley Jr. Company 144A	2.40	10-21-2018	1,999,000	2,032,479
WM Wrigley Jr. Company 144A	2.90	10-21-2019	4,308,000	4,465,453
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,310,000	5,620,784

				26,445,095

Tobacco : 0.36%
Philip Morris International Incorporated	2.13	5-10-2023	4,270,000	4,269,577
Philip Morris International Incorporated	4.25	11-10-2044	3,205,000	3,598,058
Reynolds American Incorporated	5.70	8-15-2035	3,867,000	4,804,403
Reynolds American Incorporated	5.85	8-15-2045	3,456,000	4,507,091

				17,179,129

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.91%

Energy Equipment & Services : 0.09%
Halliburton Company	5.00%	11-15-2045	$3,915,000	$4,309,671

Oil, Gas & Consumable Fuels : 1.82%
Anadarko Petroleum Corporation	6.60	3-15-2046	5,285,000	6,291,248
Apache Corporation	4.25	1-15-2044	2,695,000	2,640,556
Chevron Corporation	1.56	5-16-2019	6,746,000	6,790,139
Chevron Corporation	2.10	5-16-2021	11,250,000	11,450,104
Chevron Corporation	2.95	5-16-2026	2,765,000	2,875,636
Cimarex Energy Company	4.38	6-1-2024	4,928,000	5,158,083
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,129,022
Energy Transfer Partners LP	4.75	1-15-2026	2,290,000	2,401,750
Energy Transfer Partners LP	6.13	12-15-2045	6,134,000	6,624,677
Entergy Louisiana LLC	3.05	6-1-2031	1,580,000	1,611,606
Enterprise Products Operating LLC	5.10	2-15-2045	1,930,000	2,132,440
Enterprise Products Operating LLC	5.95	2-1-2041	912,000	1,085,025
Enterprise Products Operating LLC	6.45	9-1-2040	560,000	689,656
Eog Resources Incorporated	4.15	1-15-2026	3,876,000	4,269,119
Exxon Mobil Corporation	2.22	3-1-2021	2,750,000	2,822,677
Exxon Mobil Corporation	4.11	3-1-2046	2,710,000	3,119,486
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	1,580,000	1,781,630
Kinder Morgan Energy Partners LP	5.30	12-1-2034	1,015,000	1,022,953
Kinder Morgan Incorporated	5.55	6-1-2045	4,900,000	5,055,364
Magellan Midstream Partners LP	5.00	3-1-2026	1,678,000	1,913,876
Marathon Petroleum Corporation	5.00	9-15-2054	509,000	459,828
Marathon Petroleum Corporation	5.85	12-15-2045	1,830,000	1,932,055
Noble Energy Incorporated	6.00	3-1-2041	2,270,000	2,474,046
Occidental Petroleum Corporation	3.40	4-15-2026	875,000	924,872
TC Pipelines LP	4.65	6-15-2021	869,000	908,452
Transcontinental Gas Pipe Line Company LLC 144A	7.85	2-1-2026	3,545,000	4,589,151
Williams Partners LP	4.00	9-15-2025	1,981,000	1,982,141
Williams Partners LP	5.10	9-15-2045	610,000	597,945

				86,733,537

Financials : 6.41%

Banks : 1.71%
Bank of America Corporation	4.45	3-3-2026	10,894,000	11,722,216
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,472,459
Citigroup Incorporated	1.55	8-14-2017	8,786,000	8,799,337
Citigroup Incorporated	4.45	9-29-2027	10,112,000	10,657,421
Citigroup Incorporated	4.60	3-9-2026	4,900,000	5,265,457
JPMorgan Chase & Company	2.30	8-15-2021	8,875,000	8,922,969
JPMorgan Chase & Company	2.40	6-7-2021	5,615,000	5,700,589
JPMorgan Chase & Company	2.95	10-1-2026	16,180,000	16,279,814
US Bancorp NA	2.38	7-22-2026	7,735,000	7,671,627

				81,491,889

Capital Markets : 1.75%
Bank of New York Mellon Corporation	2.20	8-16-2023	7,775,000	7,748,549
Bank of New York Mellon Corporation	2.45	8-17-2026	5,830,000	5,816,638
Goldman Sachs Group Incorporated	2.63	4-25-2021	5,590,000	5,688,513
Goldman Sachs Group Incorporated	4.25	10-21-2025	4,958,000	5,259,179
Goldman Sachs Group Incorporated	4.75	10-21-2045	4,161,000	4,749,794
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,926,000	5,035,594
Lazard Group LLC	3.75	2-13-2025	6,850,000	6,897,539
Lazard Group LLC	4.25	11-14-2020	3,416,000	3,620,120
Morgan Stanley	2.50	4-21-2021	10,034,000	10,138,484
Morgan Stanley	3.13	7-27-2026	10,750,000	10,812,823
Morgan Stanley	4.00	7-23-2025	9,824,000	10,609,134
PPL Capital Funding Incorporated	3.10	5-15-2026	6,880,000	7,003,971

				83,380,338

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 1.12%
Capital One Financial Corporation	3.75%	7-28-2026	$3,255,000	$3,267,691
Capital One Financial Corporation	4.20	10-29-2025	4,340,000	4,533,499
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation 144A	6.02	6-15-2026	2,960,000	3,173,058
ERAC USA Finance LLC 144A	2.60	12-1-2021	4,995,000	5,077,817
ERAC USA Finance LLC 144A	3.30	12-1-2026	5,180,000	5,319,010
General Motors Financial Company	3.45	4-10-2022	3,709,000	3,777,561
General Motors Financial Company	3.70	5-9-2023	6,815,000	6,946,550
General Motors Financial Company	4.20	3-1-2021	9,145,000	9,649,658
General Motors Financial Company	5.25	3-1-2026	5,400,000	5,996,441
Synchrony Financial	3.70	8-4-2026	5,375,000	5,323,508

				53,064,793

Diversified Financial Services : 0.21%
General Electric Capital Corporation	5.88	1-14-2038	1,748,000	2,391,895
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,230,284
Voya Financial Incorporated	4.80	6-15-2046	525,000	534,858

				10,157,037

Insurance : 0.76%
American International Group Incorporated	3.90	4-1-2026	2,990,000	3,139,374
American International Group Incorporated	6.25	5-1-2036	2,998,000	3,719,121
Berkshire Hathaway Incorporated	3.13	3-15-2026	9,235,000	9,807,117
Chubb INA Holdings Incorporated	3.35	5-3-2026	3,971,000	4,261,705
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,610,000	4,256,302
Marsh & McLennan Companies	3.75	3-14-2026	4,522,000	4,868,250
MetLife Incorporated	4.60	5-13-2046	2,745,000	2,986,104
Progressive Corporation	2.45	1-15-2027	2,635,000	2,621,158
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	651,000	742,818

				36,401,949

IT Services : 0.09%
Total System Services Incorporated	3.80	4-1-2021	2,185,000	2,316,327
Total System Services Incorporated	4.80	4-1-2026	1,690,000	1,866,412

				4,182,739

REITs : 0.77%
American Tower Corporation	3.45	9-15-2021	4,487,000	4,705,548
Brixmor Operating Partnership LP	4.13	6-15-2026	2,895,000	3,004,486
DDR Corporation	3.38	5-15-2023	4,051,000	4,084,899
DDR Corporation	4.63	7-15-2022	4,876,000	5,295,941
Mid-America Apartments LP	3.75	6-15-2024	4,330,000	4,550,258
Mid-America Apartments LP	4.00	11-15-2025	1,910,000	2,046,118
Mid-America Apartments LP	4.30	10-15-2023	1,697,000	1,839,416
Tanger Properties LP	3.75	12-1-2024	1,918,000	2,012,513
Tanger Properties LP	3.88	12-1-2023	2,184,000	2,313,520
Wea Finance LLC 144A	3.25	10-5-2020	6,396,000	6,634,494

				36,487,193

Health Care : 1.21%

Biotechnology : 1.00%
AbbVie Incorporated	1.85	8-19-2021	5,830,000	5,815,326
AbbVie Incorporated	2.50	5-14-2020	6,994,000	7,154,009
AbbVie Incorporated	2.60	8-19-2026	3,895,000	3,872,522
AbbVie Incorporated	3.20	5-14-2026	3,405,000	3,485,872
AbbVie Incorporated	4.45	5-14-2046	3,305,000	3,537,470
Amgen Incorporated	4.40	5-1-2045	2,915,000	3,133,045
Baxalta Incorporated	4.00	6-23-2025	2,220,000	2,372,170
Baxalta Incorporated	5.25	6-23-2045	4,606,000	5,409,931
Biogen Incorporated	5.20	9-15-2045	2,665,000	3,215,682
Celgene Corporation	2.88	8-15-2020	2,995,000	3,108,319

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Celgene Corporation	5.00%	8-15-2045	$4,509,000	$5,203,363
Gilead Sciences Incorporated	4.75	3-1-2046	1,205,000	1,402,027

				47,709,736

Health Care Providers & Services : 0.21%
Express Scripts Holding Company	4.80	7-15-2046	4,560,000	4,837,221
UnitedHealth Group Incorporated	3.10	3-15-2026	4,595,000	4,844,752

				9,681,973

Industrials : 0.82%

Aerospace & Defense : 0.35%
Lockheed Martin Corporation	2.50	11-23-2020	4,850,000	5,010,259
Lockheed Martin Corporation	4.70	5-15-2046	2,660,000	3,185,193
Northrop Grumman Corporation	3.25	8-1-2023	5,892,000	6,306,473
Northrop Grumman Corporation	3.85	4-15-2045	1,934,000	2,061,427

				16,563,352

Air Freight & Logistics : 0.07%
FedEx Corporation	4.55	4-1-2046	2,955,000	3,282,201

Construction & Engineering : 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,663,489

Road & Rail : 0.27%
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	4,181,000	4,307,868
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,832,000	4,995,409
Union Pacific Corporation	4.05	3-1-2046	3,325,000	3,735,481

				13,038,758

Transportation Infrastructure : 0.07%
Burlington North Santa Fe LLC	4.70	9-1-2045	2,849,000	3,439,578

Information Technology : 2.29%

IT Services : 0.40%
Fidelity National Information Services Incorporated	2.25	8-15-2021	2,975,000	2,994,418
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,482,000	4,590,325
Fidelity National Information Services Incorporated	3.63	10-15-2020	4,495,000	4,766,939
Fidelity National Information Services Incorporated	4.50	10-15-2022	2,237,000	2,480,352
Fidelity National Information Services Incorporated	4.50	8-15-2046	3,908,000	3,985,754

				18,817,788

Semiconductors & Semiconductor Equipment : 0.09%
Lam Research Corporation	2.80	6-15-2021	4,375,000	4,482,240

Software : 1.23%
Microsoft Corporation	1.55	8-8-2021	6,850,000	6,836,170
Microsoft Corporation	2.00	8-8-2023	6,755,000	6,721,083
Microsoft Corporation	2.40	8-8-2026	3,790,000	3,804,285
Microsoft Corporation	3.45	8-8-2036	2,950,000	3,037,358
Microsoft Corporation	3.70	8-8-2046	4,700,000	4,882,825
Microsoft Corporation	3.95	8-8-2056	1,725,000	1,816,663
Oracle Corporation	1.90	9-15-2021	10,235,000	10,255,624
Oracle Corporation	2.40	9-15-2023	11,270,000	11,356,926
Oracle Corporation	2.65	7-15-2026	4,635,000	4,682,272
Oracle Corporation	3.85	7-15-2036	2,440,000	2,572,736
Oracle Corporation	4.00	7-15-2046	2,545,000	2,679,725

				58,645,667

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.57%
Apple Incorporated	1.55%	8-4-2021	$6,080,000	$6,059,012
Apple Incorporated	2.45	8-4-2026	4,150,000	4,161,425
Apple Incorporated	3.85	8-4-2046	7,750,000	8,032,201
Apple Incorporated	4.65	2-23-2046	430,000	502,346
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	2,367,000	2,524,095
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	5,825,000	6,011,592

				27,290,671

Materials : 0.29%

Chemicals : 0.10%
Albemarle Corporation	5.45	12-1-2044	2,744,000	3,247,409
Mosaic Company	5.63	11-15-2043	1,422,000	1,559,759

				4,807,168

Containers & Packaging : 0.10%
International Paper Company	5.15	5-15-2046	4,392,000	4,937,565

Metals & Mining : 0.09%
Barrick Gold Finance Company LLC	4.40	5-30-2021	3,660,000	3,999,077

Telecommunication Services : 1.42%

Diversified Telecommunication Services : 1.42%
AT&T Incorporated	3.00	6-30-2022	8,159,000	8,405,720
AT&T Incorporated	3.40	5-15-2025	10,304,000	10,608,834
AT&T Incorporated	3.80	3-15-2022	3,710,000	3,979,368
AT&T Incorporated	3.95	1-15-2025	6,427,000	6,888,292
AT&T Incorporated	4.45	4-1-2024	10,659,000	11,748,904
Verizon Communications Incorporated	1.75	8-15-2021	5,705,000	5,657,917
Verizon Communications Incorporated	4.13	8-15-2046	4,140,000	4,156,432
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,351,780
Verizon Communications Incorporated	4.40	11-1-2034	5,797,000	6,163,846
Verizon Communications Incorporated	4.86	8-21-2046	7,003,000	7,785,928

				67,747,021

Utilities : 2.01%

Electric Utilities : 1.22%
American Electric Power Company	1.65	12-15-2017	4,828,000	4,837,912
Commonwealth Edison Company	3.70	3-1-2045	1,067,000	1,125,701
Consolidated Edison Company of New York Incorporated	3.85	6-15-2046	2,950,000	3,193,130
Duke Energy Carolinas LLC	2.50	3-15-2023	3,915,000	4,052,969
Duke Energy Carolinas LLC	3.88	3-15-2046	1,985,000	2,156,286
Duke Energy Corporation	1.80	9-1-2021	3,895,000	3,884,834
Duke Energy Corporation	2.65	9-1-2026	4,875,000	4,851,278
Duke Energy Corporation	3.75	9-1-2046	3,890,000	3,901,472
Duke Energy Ohio Incorporated	4.80	12-15-2045	875,000	1,030,976
Indiana Michigan Power Company	4.55	3-15-2046	1,980,000	2,270,747
PECO Energy Company	3.15	10-15-2025	4,190,000	4,464,236
PPL Electric Utilities Corporation	4.15	10-1-2045	2,993,000	3,418,515
Sierra Pacific Power Company 144A	2.60	5-1-2026	3,735,000	3,793,890
Southern Company	4.40	7-1-2046	3,564,000	3,923,843
Southwestern Electric Power Company	3.90	4-1-2045	2,797,000	2,839,621
Virginia Electric & Power Company	3.15	1-15-2026	3,000,000	3,181,110
Westar Energy Incorporated 1st Mortgage	2.55	7-1-2026	4,915,000	4,949,562

				57,876,082

Gas Utilities : 0.11%
Southern California Gas Company 1st Mortgage	2.60	6-15-2026	4,950,000	5,061,939

Multi-Utilities : 0.68%
Dominion Resources Incorporated	1.60	8-15-2019	3,430,000	3,432,363
Dominion Resources Incorporated	2.00	8-15-2021	2,610,000	2,616,481

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	2.85%	8-15-2026	$2,610,000	$2,619,051
Dominion Resources Incorporated	2.96	7-1-2019	1,930,000	1,981,502
Dominion Resources Incorporated	4.70	12-1-2044	3,254,000	3,688,080
MidAmerican Energy Company	3.50	10-15-2024	2,332,000	2,545,602
MidAmerican Energy Company	4.25	5-1-2046	2,337,000	2,735,615
Pacific Gas & Electric Company	2.95	3-1-2026	3,355,000	3,498,987
Puget Energy Incorporated	6.00	9-1-2021	4,390,000	5,066,762
Sempra Energy	2.85	11-15-2020	4,280,000	4,428,362

				32,612,805

Total Corporate Bonds and Notes (Cost $875,392,625)				912,591,331

Municipal Obligations : 0.99%

California : 0.29%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,990,000	6,596,867
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,390,000	7,143,145

				13,740,012

Nevada : 0.19%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,660,000	8,893,615

New Jersey : 0.16%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,828,000	7,466,019

New York : 0.15%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	5,975,000	7,061,375

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,692,000	1,960,673

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,960,000	7,804,858

Total Municipal Obligations (Cost $37,062,204)				46,926,552

Non-Agency Mortgage-Backed Securities : 3.13%
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,757,000	1,753,732
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	1,757,000	1,804,931
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,009,000	4,438,550
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,677,343	2,692,200
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,828,493
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	4,207,000	4,612,257
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	584,401	598,543
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	3,561,437	3,575,807
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,105,448
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,423,985
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	418,712
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	6,642,000	6,676,857
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	2,952,000	3,256,203
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,267,000	1,378,043

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45%	7-15-2047	$1,707,000	$1,819,116
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,106,810
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,614,790
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,406,000	3,629,717
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,129,219
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	868,422	868,499
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	293,083	293,093
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	1,734,000	1,816,052
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	1,594,000	1,760,453
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	934,592
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	66,904	67,195
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	317,565	317,389
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	3,243,965	3,253,405
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	534,361
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	153,063	153,073
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,754,000	1,894,600
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,641,000	2,854,713
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	2,006,000	2,133,459
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	9,114,209	10,699,219
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	2,561,000	2,737,538
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB	3.41	1-15-2046	2,965,000	3,155,383
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,651,295	1,695,222
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,395,974
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C2 Class ASB	2.95	6-15-2049	3,939,000	4,122,145
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	51,631	51,616
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,068,308	1,092,223
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,483,156	7,774,738
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,291,654	1,294,911
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	376,000	402,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	6,499,000	6,750,573
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	4,030,000	4,495,276
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class ASB	3.54	8-15-2048	1,293,000	1,398,586
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	913,404
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.81	8-15-2049	2,851,000	2,936,748
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,530,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	1,417,941	1,418,824
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,112,000	1,136,666
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,332,265	1,341,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	1,027,000	1,111,014
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB	3.29	1-15-2049	3,197,000	3,397,591
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	579,392	579,657
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	4,815,000	4,807,152

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61%	8-15-2049	$2,119,000	$2,176,488
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,328,040	2,325,370
Morgan Stanley Dean Witter Capital I Trust Series 2011-C3 Class A2	3.22	7-15-2049	28,552	28,523
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	23,661	23,550
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.04	2-25-2028	36,636	35,485
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,481,937	2,493,061
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,937,000	2,943,342

Total Non-Agency Mortgage-Backed Securities (Cost $145,468,000)				149,009,096

U.S. Treasury Securities : 32.04%
U.S. Treasury Bond	2.25	8-15-2046	24,964,000	25,051,773
U.S. Treasury Bond	2.50	2-15-2046	50,855,000	53,719,564
U.S. Treasury Bond	2.50	5-15-2046	50,006,000	52,916,499
U.S. Treasury Bond	3.00	11-15-2045	27,871,000	32,470,802
U.S. Treasury Note	0.75	2-28-2018	18,875,000	18,865,412
U.S. Treasury Note «	0.75	7-31-2018	24,900,000	24,869,846
U.S. Treasury Note	0.75	8-31-2018	61,705,000	61,627,869
U.S. Treasury Note	0.75	7-15-2019	58,458,000	58,172,550
U.S. Treasury Note	0.75	8-15-2019	38,455,000	38,258,226
U.S. Treasury Note	0.88	3-31-2018	146,174,000	146,362,418
U.S. Treasury Note ##	0.88	5-31-2018	138,899,000	139,056,373
U.S. Treasury Note	0.88	6-15-2019	115,284,000	115,139,895
U.S. Treasury Note	1.00	5-15-2018	23,399,000	23,475,772
U.S. Treasury Note	1.00	9-15-2018	8,721,000	8,749,954
U.S. Treasury Note	1.00	8-31-2019	11,725,000	11,746,070
U.S. Treasury Note	1.00	9-30-2019	42,295,000	42,351,168
U.S. Treasury Note	1.13	6-15-2018	17,877,000	17,974,072
U.S. Treasury Note	1.13	6-30-2021	19,943,000	19,871,325
U.S. Treasury Note	1.13	8-31-2021	55,931,000	55,738,737
U.S. Treasury Note	1.38	1-31-2021	128,242,000	129,318,976
U.S. Treasury Note	1.38	4-30-2021	127,691,000	128,708,570
U.S. Treasury Note	1.38	8-31-2023	15,098,000	15,019,566
U.S. Treasury Note	1.50	8-15-2026	63,992,000	63,522,043
U.S. Treasury Note	1.63	8-31-2019	23,661,000	24,134,220
U.S. Treasury Note	1.63	11-30-2020	63,040,000	64,266,317
U.S. Treasury Note	1.63	5-15-2026	68,922,000	69,121,254
U.S. Treasury Note	2.00	10-31-2021	30,761,000	31,900,111
U.S. Treasury Note ##	2.13	8-15-2021	50,564,000	52,714,942

Total U.S. Treasury Securities (Cost $1,516,514,859)				1,525,124,324

Yankee Corporate Bonds and Notes : 4.86%

Consumer Discretionary : 0.17%

Media : 0.17%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	2,817,000	2,989,950
Grupo Televisa SAB	5.00	5-13-2045	2,545,000	2,651,826
Grupo Televisa SAB	6.13	1-31-2046	2,025,000	2,416,129

				8,057,905

Energy : 0.42%

Oil, Gas & Consumable Fuels : 0.42%
Canadian Natural Resources Limited	3.90	2-1-2025	236,000	237,748
Canadian Natural Resources Limited	6.25	3-15-2038	1,670,000	1,835,449
Petroleos Mexicanos Company	2.38	4-15-2025	3,266,100	3,343,304
Petroleos Mexicanos Company	2.46	12-15-2025	7,661,750	7,874,946
Petroleos Mexicanos Company	5.63	1-23-2046	3,361,000	3,247,062
Petroleos Mexicanos Company 144A	6.88	8-4-2026	2,880,000	3,348,000

				19,886,509

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Financials : 3.37%

Banks : 2.60%
BNP Paribas 144A	4.38%	5-12-2026	$4,390,000	$4,540,665
Commonwealth Bank of Australia 144A	2.85	5-18-2026	4,720,000	4,807,759
Cooperatieve Rabobank U.A. of Netherlands	3.75	7-21-2026	7,710,000	7,782,258
Credit Suisse Group Funding (Guernsey) Limited 144A	3.45	4-16-2021	5,932,000	6,058,037
Credit Suisse Group Funding (Guernsey) Limited 144A	3.80	6-9-2023	6,235,000	6,325,164
Credit Suisse Group Funding (Guernsey) Limited 144A	4.55	4-17-2026	5,055,000	5,338,788
HSBC Holdings plc	3.90	5-25-2026	6,810,000	7,104,607
ING Bank NV 144A	2.05	8-15-2021	8,290,000	8,298,845
KFW	1.00	7-15-2019	10,657,000	10,607,615
National Australia Bank Limited	1.88	7-12-2021	5,290,000	5,260,953
Perrigo Finance Unlimited Company	4.38	3-15-2026	6,705,000	6,999,966
Royal Bank of Canada	2.30	3-22-2021	6,380,000	6,516,787
Svenska Handelsbanken AB %%	1.88	9-7-2021	7,415,000	7,382,811
Toronto-Dominion Bank 144A	2.25	3-15-2021	11,560,000	11,774,542
UBS Group Funding Company 144A	2.65	2-1-2022	9,085,000	9,073,916
UBS Group Funding Company 144A	4.13	4-15-2026	3,560,000	3,756,149
Westpac Banking Corporation	2.00	8-19-2021	8,615,000	8,604,834
Westpac Banking Corporation	2.70	8-19-2026	3,450,000	3,447,602

				123,681,298

Consumer Finance : 0.13%
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,064,000	6,064,000

Diversified Financial Services : 0.43%
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,340,000	2,793,934
GE Capital International Funding Company	4.42	11-15-2035	5,127,000	5,868,892
Shell International Finance BV	2.88	5-10-2026	5,520,000	5,676,542
Shell International Finance BV	4.00	5-10-2046	5,882,000	6,162,901

				20,502,269

Insurance : 0.10%
AIA Group Limited 144A	4.50	3-16-2046	1,244,000	1,417,842
Trinity Acquisition plc	3.50	9-15-2021	2,250,000	2,338,551
Trinity Acquisition plc	4.40	3-15-2026	1,205,000	1,267,846

				5,024,239

Thrifts & Mortgage Finance : 0.11%
Stadshypotek AB 144A	1.88	10-2-2019	5,055,000	5,095,541

Health Care : 0.55%

Pharmaceuticals : 0.55%
Actavis Funding SCS	3.80	3-15-2025	9,736,000	10,274,352
Actavis Funding SCS	4.75	3-15-2045	3,860,000	4,233,876
Teva Pharmaceutical Finance BV	2.20	7-21-2021	7,170,000	7,172,423
Teva Pharmaceutical Finance BV	3.15	10-1-2026	4,390,000	4,419,913

				26,100,564

Industrials : 0.07%

Marine : 0.07%
A.P. Moller-Maersk A/S 144A	3.88	9-28-2025	3,215,000	3,300,320

Materials : 0.21%

Metals & Mining : 0.21%
Barrick Gold Corporation	5.25	4-1-2042	2,025,000	2,218,388
Rio Tinto Finance USA Limited	3.75	6-15-2025	5,405,000	5,724,073
Vale Overseas Limited	5.88	6-10-2021	1,980,000	2,051,775

				9,994,236

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 0.07%

Electric Utilities : 0.07%
Electricite de France SA 144A		5.25%	10-13-2055	$2,670,000	$2,833,546
Electricite de France SA 144A		6.00	1-22-2114	765,000	836,407

					3,669,953

Total Yankee Corporate Bonds and Notes (Cost $224,930,357)					231,376,834

Yankee Government Bonds : 1.68%
Abu Dhabi Government International 144A		2.13	5-3-2021	4,515,000	4,554,371
Abu Dhabi Government International 144A		3.13	5-3-2026	4,165,000	4,386,245
Province of Ontario		1.25	6-17-2019	5,826,000	5,813,247
Province of Ontario		1.63	1-18-2019	6,045,000	6,095,313
Province of Quebec		2.50	4-20-2026	2,920,000	2,998,770
Republic of Paraguay 144A		5.00	4-15-2026	880,000	961,400
Republic of Paraguay 144A		6.10	8-11-2044	2,765,000	3,179,750
Republic of Slovenia 144A		5.25	2-18-2024	9,350,000	10,811,573
Republic of Slovenia 144A		5.50	10-26-2022	3,793,000	4,382,675
Republic of Slovenia 144A		5.85	5-10-2023	3,957,000	4,685,840
State of Israel		4.50	1-30-2043	2,435,000	2,781,686
State of Qatar 144A		2.38	6-2-2021	6,240,000	6,303,024
State of Qatar 144A		3.25	6-2-2026	3,785,000	3,871,298
United Mexican States		4.13	1-21-2026	9,585,000	10,519,538
United Mexican States		4.35	1-15-2047	3,315,000	3,414,450
United Mexican States		5.75	10-12-2049	4,684,000	5,339,760

Total Yankee Government Bonds (Cost $76,055,830)					80,098,940

		Yield		Shares
Short-Term Investments : 4.25%

Investment Companies : 4.25%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51		20,392,000	20,392,000
Wells Fargo Government Money Market Select Class (l)(u)##		0.32		182,039,161	182,039,161

Total Short-Term Investments (Cost $202,431,161)					202,431,161

Total investments in securities (Cost $5,076,974,794)*	108.38%				5,159,538,248
Other assets and liabilities, net	(8.38)				(398,936,565)

Total net assets	100.00%				$4,760,601,683

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,082,468,806 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,015,020
Gross unrealized losses	(11,945,578)

Net unrealized gains	$77,069,442

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Core Bond Portfolio

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TVA	Tennessee Valley Authority

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,399,983,058	$0	$1,399,983,058
Asset-backed securities	0	611,996,952	0	611,996,952
Corporate bonds and notes	0	912,591,331	0	912,591,331
Municipal obligations	0	46,926,552	0	46,926,552
Non-agency mortgage-backed securities	0	149,009,096	0	149,009,096
U.S. Treasury securities	1,525,124,324	0	0	1,525,124,324
Yankee corporate bonds and notes	0	231,376,834	0	231,376,834
Yankee government bonds	0	80,098,940	0	80,098,940
Short-term investments
Investment companies	182,039,161	0	0	182,039,161
Investments measured at net asset value*				20,392,000

Total assets	$1,707,163,485	$3,431,982,763	$0	$5,159,538,248

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $20,392,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.36%

Consumer Discretionary : 10.06%

Auto Components : 1.46%
Gentherm Incorporated †	82,470	$2,719,036
Motorcar Parts of America Incorporated †	343,662	9,770,311

		12,489,347

Diversified Consumer Services : 0.97%
Grand Canyon Education Incorporated †	198,320	8,236,230

Hotels, Restaurants & Leisure : 2.67%
Jack in the Box Incorporated	36,940	3,674,052
Planet Fitness Incorporated Class A «†	230,931	4,999,656
The Habit Restaurants Incorporated Class A «†	483,908	7,413,471
Wingstop Incorporated «	221,878	6,720,685

		22,807,864

Household Durables : 0.31%
Universal Electronics Incorporated †	36,000	2,665,080

Leisure Products : 0.92%
MCBC Holdings Incorporated	253,912	3,031,709
Nautilus Group Incorporated †	206,200	4,802,398

		7,834,107

Media : 1.25%
IMAX Corporation †	348,140	10,614,789

Multiline Retail : 0.38%
Ollie’s Bargain Outlet Holdings Incorporated «†	126,100	3,205,462

Specialty Retail : 2.10%
Five Below Incorporated †	69,307	3,088,320
Lithia Motors Incorporated Class A	99,220	8,212,439
Sportsman’s Warehouse Holdings Incorporated «†	645,463	6,615,996

		17,916,755

Energy : 3.29%

Oil, Gas & Consumable Fuels : 3.29%
Matador Resources Company †	208,436	4,783,606
PDC Energy Incorporated †	144,190	9,574,216
RSP Permian Incorporated †	350,158	13,673,670

		28,031,492

Financials : 5.94%

Capital Markets : 4.14%
Financial Engines Incorporated «	280,920	8,981,012
MarketAxess Holdings Incorporated	156,341	26,349,712

		35,330,724

Insurance : 0.20%
Kinsale Capital Group Incorporated	80,948	1,683,718

Thrifts & Mortgage Finance : 1.60%
LendingTree Incorporated †	140,812	13,658,764

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Health Care : 30.58%

Biotechnology : 4.90%
Alder Biopharmaceuticals Incorporated «†	110,200	$3,633,294
Ligand Pharmaceuticals Incorporated «†	153,780	15,887,010
Radius Health Incorporated «†	121,805	6,679,786
Repligen Corporation †	306,850	9,509,282
Ultragenyx Pharmaceutical Incorporated †	91,934	6,060,289

		41,769,661

Health Care Equipment & Supplies : 16.03%
Abiomed Incorporated †	47,330	5,582,100
Cerus Corporation «†	747,018	4,728,624
Cynosure Incorporated Class A †	304,198	15,845,674
Entellus Medical Incorporated «†	208,972	3,947,481
Glaukos Corporation †	336,922	10,053,752
Inogen Incorporated †	255,870	14,845,577
Integra LifeSciences Holdings Corporation †	125,000	10,802,500
Natus Medical Incorporated †	226,490	8,812,726
Nevro Corporation «†	182,765	17,258,499
NxStage Medical Incorporated †	625,550	14,300,073
The Spectranetics Corporation †	739,469	18,198,332
Zeltiq Aesthetics Incorporated «†	324,060	12,353,167

		136,728,505

Health Care Providers & Services : 6.22%
AAC Holdings Incorporated «†	121,151	2,369,714
Acadia Healthcare Company Incorporated †	345,930	17,708,157
Adeptus Health Incorporated Class A «†	119,737	5,096,007
Diplomat Pharmacy Incorporated «†	281,856	8,819,274
HealthEquity Incorporated †	523,942	17,059,552
Teladoc Incorporated «†	112,059	1,998,012

		53,050,716

Health Care Technology : 0.29%
Veeva Systems Incorporated Class A †	61,140	2,501,849

Life Sciences Tools & Services : 2.16%
ICON plc ADR †	97,740	7,505,455
INC Research Holdings Incorporated Class A †	232,945	10,163,390
Medpace Holdings Incorporated †	25,235	712,889

		18,381,734

Pharmaceuticals : 0.98%
Heska Corporation †	56,120	3,062,468
Relypsa Incorporated †	165,400	5,291,146

		8,353,614

Industrials : 14.33%

Aerospace & Defense : 0.50%
HEICO Corporation	62,300	4,233,908

Airlines : 0.79%
SkyWest Incorporated	238,560	6,734,549

Building Products : 1.05%
Apogee Enterprises Incorporated	184,450	8,927,380

Commercial Services & Supplies : 0.87%
G&K Services Incorporated Class A	26,560	2,585,085

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
Multi-Color Corporation	72,630	$4,853,863

		7,438,948

Construction & Engineering : 1.42%
Dycom Industries Incorporated †	61,400	4,980,768
Granite Construction Incorporated	148,890	7,146,720

		12,127,488

Machinery : 3.71%
John Bean Technologies Corporation	176,410	12,115,839
Milacron Holdings Corporation «†	458,868	7,924,650
Mueller Water Products Incorporated Class A	452,490	5,470,604
Rexnord Corporation †	278,510	6,157,856

		31,668,949

Professional Services : 4.91%
CEB Incorporated	56,876	3,423,935
On Assignment Incorporated †	556,313	20,978,563
Wageworks Incorporated †	282,530	17,457,529

		41,860,027

Trading Companies & Distributors : 1.08%
Beacon Roofing Supply Incorporated †	199,670	9,180,827

Information Technology : 33.16%

Internet Software & Services : 11.42%
2U Incorporated ADR «†	206,220	7,287,815
Benefitfocus Incorporated «†	97,500	3,938,025
Envestnet Incorporated †	481,442	19,021,773
LogMeIn Incorporated	152,500	12,733,750
Q2 Holdings Incorporated †	763,643	21,626,370
SPS Commerce Incorporated †	410,298	26,784,253
Xactly Corporation †	428,967	5,975,510

		97,367,496

IT Services : 2.70%
InterXion Holding NV †	535,670	19,980,491
Maximus Incorporated	51,460	3,026,877

		23,007,368

Semiconductors & Semiconductor Equipment : 3.77%
Cavium Incorporated †	151,880	8,456,678
MaxLinear Incorporated Class A †	213,048	4,084,130
Microsemi Corporation †	229,150	9,156,834
Monolithic Power Systems Incorporated	136,510	10,473,047

		32,170,689

Software : 15.27%
Callidus Software Incorporated †	564,322	10,902,701
CommVault Systems Incorporated †	113,070	5,827,628
CyberArk Software Limited «†	231,880	12,243,264
Fleetmatics Group plc †	86,380	5,171,571
Guidewire Software Incorporated †	64,781	3,985,975
HubSpot Incorporated †	224,836	12,532,359
Paycom Software Incorporated †	274,750	14,105,665
Paylocity Holding Corporation †	156,453	7,045,079
Proofpoint Incorporated †	341,660	26,290,737
Rapid7 Incorporated «†	233,569	4,197,235

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value
Software (continued)
Ringcentral Incorporated Class A †			490,930	$10,775,914
Synchronoss Technologies Incorporated †			238,051	9,938,629
Talend SA «†			96,096	2,460,058
Tyler Technologies Incorporated †			28,995	4,753,730

				130,230,545

Total Common Stocks (Cost $597,722,486)				830,208,585

		Yield
Short-Term Investments : 13.48%

Investment Companies : 13.48%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%	103,007,047	103,007,047
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	11,924,376	11,924,376

Total Short-Term Investments (Cost $114,931,423)				114,931,423

Total investments in securities (Cost $712,653,909)*	110.84%			945,140,008
Other assets and liabilities, net	(10.84)			(92,427,329)

Total net assets	100.00%			$852,712,679

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $720,066,208 and unrealized gains (losses) consists of:

Gross unrealized gains	$244,402,300
Gross unrealized losses	(19,328,500)

Net unrealized gains	$225,073,800

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$85,769,634	$0	$0	$85,769,634
Energy	28,031,492	0	0	28,031,492
Financials	50,673,206	0	0	50,673,206
Health care	260,786,079	0	0	260,786,079
Industrials	122,172,076	0	0	122,172,076
Information technology	282,776,098	0	0	282,776,098
Short-term investments
Investment companies	11,924,376	0	0	11,924,376
Investments measured at net asset value*				103,007,047

Total assets	$842,132,961	$0	$0	$945,140,008

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $103,007,047 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.79%

Consumer Discretionary : 23.35%

Auto Components : 0.04%
Delphi Automotive plc	590	$41,689

Distributors : 0.51%
LKQ Corporation †	16,180	583,936

Hotels, Restaurants & Leisure : 3.16%
Marriott International Incorporated Class A «	4,510	321,698
Starbucks Corporation	41,908	2,356,487
Yum! Brands Incorporated	10,860	985,111

		3,663,296

Internet & Catalog Retail : 5.50%
Amazon.com Incorporated †	7,810	6,007,140
The Priceline Group Incorporated †	260	368,350

		6,375,490

Media : 1.37%
Charter Communications Incorporated Class A †	3,280	843,649
The Walt Disney Company	7,880	744,345

		1,587,994

Multiline Retail : 2.60%
Dollar General Corporation	8,790	645,274
Dollar Tree Incorporated †	28,670	2,371,009

		3,016,283

Specialty Retail : 7.24%
CarMax Incorporated †	4,480	264,096
O’Reilly Automotive Incorporated †	6,760	1,892,462
The Home Depot Incorporated	23,540	3,157,185
The TJX Companies Incorporated	18,430	1,427,219
Tractor Supply Company	17,260	1,448,977
ULTA Salon Cosmetics & Fragrance Incorporated †	790	195,296

		8,385,235

Textiles, Apparel & Luxury Goods : 2.93%
Coach Incorporated	12,290	469,232
Nike Incorporated Class B	21,920	1,263,469
Under Armour Incorporated Class A «	13,750	544,913
Under Armour Incorporated Class C †	5,267	187,769
VF Corporation	14,960	928,268

		3,393,651

Consumer Staples : 6.91%

Beverages : 2.56%
Constellation Brands Incorporated Class A	8,560	1,404,268
Monster Beverage Corporation †	6,850	1,054,147
The Coca-Cola Company	11,770	511,171

		2,969,586

Food & Staples Retailing : 2.24%
Costco Wholesale Corporation	9,570	1,551,201
CVS Health Corporation	9,470	884,498

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Food & Staples Retailing (continued)
Sprouts Farmers Market Incorporated †	6,838	$154,060

		2,589,759

Household Products : 0.46%
Colgate-Palmolive Company	7,190	534,505

Personal Products : 0.85%
The Estee Lauder Companies Incorporated Class A	11,060	986,884

Tobacco : 0.80%
Reynolds American Incorporated	18,620	922,993

Energy : 1.39%

Energy Equipment & Services : 0.32%
Schlumberger Limited	4,730	373,670

Oil, Gas & Consumable Fuels : 1.07%
Concho Resources Incorporated †	8,730	1,127,916
EOG Resources Incorporated	1,260	111,497

		1,239,413

Financials : 1.92%

Capital Markets : 1.63%
Intercontinental Exchange Incorporated	3,490	984,250
S&P Global Incorporated	6,300	778,302
TD Ameritrade Holding Corporation	3,620	118,971

		1,881,523

REITs : 0.29%
American Tower Corporation	2,970	336,739

Health Care : 14.68%

Biotechnology : 6.65%
Alexion Pharmaceuticals Incorporated †	13,070	1,644,990
Amgen Incorporated	2,180	370,731
Biogen Incorporated †	1,360	415,657
BioMarin Pharmaceutical Incorporated †	11,920	1,119,169
Celgene Corporation †	21,020	2,243,675
Incyte Corporation †	3,080	249,788
Regeneron Pharmaceuticals Incorporated †	2,820	1,106,991
Vertex Pharmaceuticals Incorporated †	5,840	551,938

		7,702,939

Health Care Equipment & Supplies : 2.58%
Danaher Corporation	7,690	626,043
Intuitive Surgical Incorporated †	1,280	878,618
Medtronic plc	17,015	1,480,815

		2,985,476

Health Care Providers & Services : 1.76%
Acadia Healthcare Company Incorporated †	10,410	532,888
Laboratory Corporation of America Holdings †	1,950	267,014
UnitedHealth Group Incorporated	9,110	1,239,416

		2,039,318

Health Care Technology : 0.86%
Cerner Corporation †	15,501	1,000,435

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 0.29%
Patheon NV †	40	$1,120
Quintiles Transnational Holdings Incorporated †	4,424	341,975

		343,095

Pharmaceuticals : 2.54%
Allergan plc †	1,242	291,299
Bristol-Myers Squibb Company	18,090	1,038,185
Eli Lilly & Company	3,310	257,353
Novo Nordisk A/S ADR	11,450	534,944
Zoetis Incorporated	15,982	816,680

		2,938,461

Industrials : 6.98%

Aerospace & Defense : 0.83%
Honeywell International Incorporated	3,250	379,308
The Boeing Company	4,510	583,820

		963,128

Air Freight & Logistics : 0.34%
United Parcel Service Incorporated Class B	3,600	393,192

Airlines : 0.18%
Southwest Airlines Company	5,633	207,745

Building Products : 0.49%
Johnson Controls Incorporated	12,850	563,858

Commercial Services & Supplies : 0.24%
KAR Auction Services Incorporated	4,700	198,716
Waste Connections Incorporated	1,030	78,723

		277,439

Electrical Equipment : 0.49%
Acuity Brands Incorporated	1,000	275,120
Rockwell Automation Incorporated	2,560	296,781

		571,901

Industrial Conglomerates : 0.56%
3M Company	3,600	645,264

Machinery : 0.27%
Fortive Corporation	5,835	307,329

Professional Services : 0.41%
Verisk Analytics Incorporated †	5,750	477,538

Road & Rail : 3.17%
Kansas City Southern	18,590	1,798,025
Norfolk Southern Corporation	1,430	134,277
Union Pacific Corporation	18,260	1,744,378

		3,676,680

Information Technology : 40.25%

Communications Equipment : 1.22%
Harris Corporation	8,280	769,874

3

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Palo Alto Networks Incorporated †	4,840	$644,543

		1,414,417

Internet Software & Services : 12.89%
Alphabet Incorporated Class A †	6,584	5,200,372
Alphabet Incorporated Class C †	2,864	2,196,831
CoStar Group Incorporated †	1,180	244,555
eBay Incorporated †	13,080	420,653
Facebook Incorporated Class A †	47,820	6,031,058
Tencent Holdings Limited ADR	32,460	840,389

		14,933,858

IT Services : 8.52%
Accenture plc Class A	8,290	953,350
Fidelity National Information Services Incorporated	13,070	1,036,843
FleetCor Technologies Incorporated †	1,830	300,486
MasterCard Incorporated Class A	20,400	1,971,252
PayPal Holdings Incorporated †	44,260	1,644,259
Visa Incorporated Class A	48,960	3,960,864

		9,867,054

Semiconductors & Semiconductor Equipment : 5.63%
Broadcom Limited	13,481	2,378,318
Microchip Technology Incorporated «	35,529	2,199,600
NXP Semiconductors NV †	2,350	206,847
QUALCOMM Incorporated	3,410	215,069
Texas Instruments Incorporated	21,930	1,525,012

		6,524,846

Software : 9.66%
Activision Blizzard Incorporated	13,910	575,457
Adobe Systems Incorporated †	18,890	1,932,636
Electronic Arts Incorporated †	10,370	842,355
Fortinet Incorporated †	9,630	348,028
Microsoft Corporation	47,150	2,709,239
Mobileye NV «†	4,270	208,760
Red Hat Incorporated †	8,740	637,845
Salesforce.com Incorporated †	20,174	1,602,219
ServiceNow Incorporated †	17,000	1,235,390
Splunk Incorporated †	16,150	940,576
Ultimate Software Group Incorporated †	746	155,869

		11,188,374

Technology Hardware, Storage & Peripherals : 2.33%
Apple Incorporated	25,457	2,700,988

Materials : 3.31%

Chemicals : 3.31%
Ecolab Incorporated	13,530	1,664,867
Praxair Incorporated	10,570	1,289,963
The Sherwin-Williams Company	3,110	882,334

		3,837,164

Total Common Stocks (Cost $76,708,304)		114,443,145

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.37%

Investment Companies : 3.37%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51%	2,462,400	$2,462,400
Wells Fargo Government Money Market Select Class (l)(u)		0.32	1,446,385	1,446,385

Total Short-Term Investments (Cost $3,908,785)				3,908,785

Total investments in securities (Cost $80,617,089)*	102.16%			118,351,930
Other assets and liabilities, net	(2.16)			(2,506,778)

Total net assets	100.00%			$115,845,152

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $80,996,876 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,367,231
Gross unrealized losses	(1,012,177)

Net unrealized gains	$37,355,054

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund’s Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$27,047,574	$0	$0	$27,047,574
Consumer staples	8,003,727	0	0	8,003,727
Energy	1,613,083	0	0	1,613,083
Financials	2,218,262	0	0	2,218,262
Health care	17,009,724	0	0	17,009,724
Industrials	8,084,074	0	0	8,084,074
Information technology	46,629,537	0	0	46,629,537
Materials	3,837,164	0	0	3,837,164
Short-term investments
Investment companies	1,446,385	0	0	1,446,385
Investments measured at net asset value*				2,462,400

Total assets	$115,889,530	$0	$0	$118,351,930

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,462,400 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 93.79%

Belgium : 1.79%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,990	$370,374
Telenet Group Holding NV (Consumer Discretionary, Media)†	25,539	1,197,756
UCB SA (Health Care, Pharmaceuticals)	13,359	1,096,885

		2,665,015

Canada : 3.02%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	22,057	3,377,147
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	25,884	1,108,468

		4,485,615

China : 1.02%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	123,000	1,518,959

Denmark : 0.43%
ISS A/S (Industrials, Commercial Services & Supplies)	15,964	646,513

France : 7.48%
Groupe Danone SA (Consumer Staples, Food Products)	43,191	3,281,363
L’Oreal SA (Consumer Staples, Personal Products)	7,130	1,346,868
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,347	735,572
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	79,144	1,208,570
Pernod-Ricard SA (Consumer Staples, Beverages)	14,319	1,643,532
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	127,719	2,906,269

		11,122,174

Germany : 17.70%
Allianz AG (Financials, Insurance)	19,287	2,873,153
Bayer AG (Health Care, Pharmaceuticals)	25,676	2,748,610
Beiersdorf AG (Consumer Staples, Personal Products)	29,676	2,761,046
Deutsche Boerse AG (Financials, Diversified Financial Services)	63,513	5,426,772
Deutsche Post AG (Industrials, Air Freight & Logistics)	46,561	1,474,996
Linde AG (Materials, Chemicals)	33,862	5,799,795
Vonovia SE (Financials, Real Estate Management & Development)	60,926	2,370,782
Wirecard AG (Information Technology, IT Services)«	57,756	2,858,490

		26,313,644

Hong Kong : 3.44%
AIA Group Limited (Financials, Insurance)	809,000	5,115,204

Ireland : 5.43%
Allegion plc (Industrials, Building Products)	2,032	144,719
Medtronic plc (Health Care, Health Care Equipment & Supplies)	91,147	7,932,523

		8,077,242

Italy : 0.73%
Atlantia SpA (Industrials, Transportation Infrastructure)	42,382	1,090,162

Japan : 13.55%
CALBEE Incorporated (Consumer Staples, Food Products)	30,300	1,099,662
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	171,454	6,641,740
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	89,100	2,614,484
NGK Insulators Limited (Industrials, Machinery)	46,800	1,015,022
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	57,300	2,517,622
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	156,293	3,932,061

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value
Japan (continued)
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	38,400	$2,315,171

		20,135,762

Luxembourg : 0.34%
RTL Group SA (Consumer Discretionary, Media)	6,064	510,351

Netherlands : 0.89%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	8,897	946,467
Heineken NV (Consumer Staples, Beverages)	4,147	370,524

		1,316,991

South Korea : 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	11,995

Spain : 2.07%
Grifols SA (Health Care, Biotechnology)	44,705	946,959
Grifols SA ADR (Health Care, Biotechnology)	100,677	1,601,771
International Consolidated Airlines Group SA (Industrials, Airlines)	103,873	522,415

		3,071,145

Sweden : 1.04%
Swedbank AB Class A (Financials, Banks)	67,414	1,550,562

Switzerland : 8.29%
Actelion Limited (Health Care, Biotechnology)	16,089	2,677,819
Nestle SA (Consumer Staples, Food Products)	94,900	7,554,949
Roche Holding AG (Health Care, Pharmaceuticals)	8,541	2,082,387

		12,315,155

Taiwan : 1.73%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	464,000	2,573,675

Thailand : 0.05%
Thai Beverage PCL (Consumer Staples, Beverages)	97,700	71,351

United Kingdom : 18.80%
Aon plc (Financials, Insurance)	37,872	4,217,047
Babcock International Group plc (Industrials, Commercial Services & Supplies)	71,023	975,539
British American Tobacco plc (Consumer Staples, Tobacco)	38,842	2,410,003
Coca-Cola European Partners plc (Consumer Staples, Beverages)	74,550	2,866,448
Delphi Automotive plc (Consumer Discretionary, Auto Components)	35,253	2,490,977
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	49,021	2,570,692
Liberty Global plc Class A (Consumer Discretionary, Media)†	84,556	2,676,197
Liberty Global plc Class A (Consumer Discretionary, Media)†	9,208	259,021
Liberty Global plc Class A (Consumer Discretionary, Media)†	14,073	401,925
Liberty Global plc Class A (Consumer Discretionary, Media)†	124,572	3,840,555
Lloyds Banking Group plc (Financials, Banks)	1,118,360	871,599
St. James’s Place plc (Financials, Insurance)	9,315	120,118
Unilever plc (Consumer Staples, Personal Products)	85,723	3,972,493
Wolseley plc (Industrials, Trading Companies & Distributors)	4,606	264,918

		27,937,532

United States : 5.98%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†	2,170	1,669,077
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†	72,999	4,193,063
WABCO Holdings Incorporated (Industrials, Machinery)†	11,926	1,273,220

2

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
United States (continued)
Willis Towers Watson plc (Financials, Insurance)				14,097	$1,748,169

					8,883,529

Total Common Stocks (Cost $126,064,264)					139,412,576

			Expiration date
Participation Notes : 1.77%

Ireland : 1.77%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			10-29-2018	196,115	2,625,548

Total Participation Notes (Cost $2,192,659)					2,625,548

		Dividend yield
Preferred Stocks : 1.69%

Germany : 1.69%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.27%		19,097	2,506,151

Total Preferred Stocks (Cost $1,678,696)					2,506,151

		Yield
Short-Term Investments : 4.85%

Investment Companies : 4.85%
Securities Lending Cash Investments LLC (l)(r)(u)		0.51		2,841,380	2,841,380
Wells Fargo Government Money Market Select Class (l)(u)		0.32		4,370,593	4,370,593

Total Short-Term Investments (Cost $7,211,973)					7,211,973

Total investments in securities (Cost $137,147,592)*	102.10%				151,756,248
Other assets and liabilities, net	(2.10)				(3,118,436)

Total net assets	100.00%				$148,637,812

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $137,248,224 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,170,339
Gross unrealized losses	(2,662,315)

Net unrealized gains	$14,508,024

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

3

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that at are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$2,665,015	$0	$0	$2,665,015
Canada	4,485,615	0	0	4,485,615
China	1,518,959	0	0	1,518,959
Denmark	646,513	0	0	646,513
France	11,122,174	0	0	11,122,174
Germany	26,313,644	0	0	26,313,644
Hong Kong	5,115,204	0	0	5,115,204
Ireland	8,077,242	0	0	8,077,242
Italy	1,090,162	0	0	1,090,162
Japan	20,135,762	0	0	20,135,762
Luxembourg	510,351	0	0	510,351
Netherlands	1,316,991	0	0	1,316,991
South Korea	11,995	0	0	11,995
Spain	3,071,145	0	0	3,071,145
Sweden	1,550,562	0	0	1,550,562
Switzerland	12,315,155	0	0	12,315,155
Taiwan	2,573,675	0	0	2,573,675
Thailand	71,351	0	0	71,351
United Kingdom	27,937,532	0	0	27,937,532

United States	8,883,529	0	0	8,883,529
Participation notes
Ireland	0	2,625,548	0	2,625,548
Preferred stocks
Germany	2,506,151	0	0	2,506,151
Short-term investments
Investment companies	4,370,593	0	0	4,370,593
Investments measured at net asset value*				2,841,380

Total assets	$146,289,320	$2,625,548	$0	$151,756,248

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,841,380 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2016